UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02857

Name of Fund: BlackRock Bond Fund, Inc.
BlackRock Sustainable Total Return Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Bond Fund, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2023

Date of reporting period: 09/30/2023

Item 1 – Report to Stockholders
(a)  The Report to Shareholders is attached herewith.
             (b)  Not Applicable

September 30, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Annual Report
BlackRock Funds V
BlackRock Sustainable High Yield Bond Fund
BlackRock Sustainable Low Duration Bond Fund
BlackRock Bond Fund, Inc.
BlackRock Sustainable Total Return Fund

Dear Shareholder,
The combination of continued economic growth and moderating inflation provided a supportive backdrop for investors during the 12-month reporting period ended September 30, 2023. Significantly tighter monetary policy helped to rein in inflation while the economy proved more resilient than many investors anticipated.
A moderating labor market also helped ease inflationary pressure, although wages continued to grow and unemployment rates touched the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on
Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were substantial, as the durability of consumer sentiment and spending mitigated investors’
concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. All major classes of equities rose, although large-capitalization U.S. stocks posted significantly higher returns than small-capitalization U.S. stocks due primarily to the performance of large technology companies. International developed market equities also advanced strongly, and emerging market equities posted solid gains.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at two of its meetings late in the period.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.
While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries,
U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-
currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of September 30, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
5.18% 21.62%
U.S. small cap equities
(Russell 2000
®
Index)
(0.19) 8.93 )
International equities (MSCI
Europe, Australasia, Far
East Index)
(1.28) 25.65 )
Emerging market equities
(MSCI Emerging Markets
Index)
(2.05) 11.70 )
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.50 4.47
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(6.98) (2.90)
U.S. investment
grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(4.05) 0.64
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(4.05) 2.66
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
2.22 10.28
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of September 30, 2023
2023
BlackRock Annual Report to Shareholders

BlackRock Sustainable High Yield Bond Fund
Investment Objective
BlackRock Sustainable High Yield Bond Fund's (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management, while seeking to maintain certain environmental, governance and social (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended September 30, 2023, all of the Fund’s share classes underperformed its benchmark, the Bloomberg U.S. Corporate High Yield 2% Issuer
Capped Index.
What factors influenced performance?
Security selection in high yield bonds detracted from performance. Underweight allocations to the leisure and gaming sectors also hurt results, as did an overweight position in cash. Security selection among B rated issues was an additional detractor of note.
On the positive side, the Fund benefited from its overweight in bank loans, as well as its overweights in the information technology and metals & mining sectors. Underweights in the media & entertainment sectors and BB rated issues also helped results. BB rated bonds tend to have higher interest rate sensitivity than the market as a whole, which was a headwind in the environment of the past 12 months.
Describe recent portfolio activity.
The Fund’s allocation to investment-grade bonds increased, as the investment adviser uncovered attractive relative value opportunities in this area. The investment adviser increased the extent of the Fund’s underweight in BB rated bonds, and it added to the overweight in B rated issues.
Describe portfolio positioning at period end.
The Fund was underweight in BBs and overweight in Bs and CCCs. It remained underweight in high yield bonds to fund the allocation to bank loans and the modest weighting in investment-grade corporate bonds. At the sector level, the Fund was overweight in the information technology, property & casualty, and wireline telecommunications sectors, and it was underweight in the midstream energy, independent energy, and retailers sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of September 30, 2023 (continued)

Fund Summary
BlackRock Sustainable High Yield Bond Fund
GROWTH OF $10,000 INVESTMENT
The Fund commenced operations on July 22, 2021.
Performance
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund invests primarily in non-investment grade bonds with maturities of ten years or less. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in high yield bonds.
(c)
An unmanaged index comprised of issues that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.
Average Annual Total Returns
(a)
1 Year Since Inception
(b)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .................................................. 7.77% 6.80% 9.40% N/A (2.72)% N/A
Investor A ................................................... 7.21 6.24 9.13 4.76% (2.96) (4.75)%
Class K .................................................... 7.82 6.85 9.44 N/A (2.68) N/A
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index ............ — — 10.28 N/A (2.18) N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund commenced operations on July 22, 2021.

Fund Summary
as of September 30, 2023 (continued)
2023
BlackRock Annual Report to Shareholders

BlackRock Sustainable High Yield Bond Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,011.60 $ 2.92 $ 1,000.00 $ 1,022.16 $ 2.94 0.58%
Investor A ................................ 1,000.00 1,010.30 4.18 1,000.00 1,020.91 4.20 0.83
Class K .................................. 1,000.00 1,011.80 2.67 1,000.00 1,022.41 2.69 0.53
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 90.4%
Floating Rate Loan Interests ........................... 8.9
Common Stocks ................................... 0.4
Preferred Securities ................................. 0.3
CREDIT QUALITY ALLOCATION
Credit Rating
(b)
Percent of
Total Investments
(a)
A ............................................. 0.1%
BBB/Baa ....................................... 4.2
BB/Ba ......................................... 41.0
B ............................................ 46.0
CCC/Caa ....................................... 8.0
NR ........................................... 0.7
(a)
Excludes short-term securities.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Fund Summary
as of September 30, 2023

Fund Summary
BlackRock Sustainable Low Duration Bond Fund
Investment Objective
BlackRock Sustainable Low Duration Bond Fund's (the “Fund”) investment objective is to seek total return in excess of the reference benchmark in a manner that is consistent with preservation of capital while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended September 30, 2023, all of the Fund’s share classes outperformed its benchmark, the ICE BofA 1-3 Year U.S. Corporate & Government Index.
What factors influenced performance?
The Fund’s allocations to asset-backed securities (“ABS”), investment-grade corporate bonds, agency mortgage-backed securities (“MBS”) and commercial mortgage-
backed securities (“CMBS”) contributed to performance. (Duration is a measure of interest rate sensitivity.) The Fund’s yield curve and duration positioning detracted from performance, as did its allocations to U.S. Treasuries, emerging markets debt and high yield bonds.
The Fund held derivatives during the reporting period. Specifically, it used futures and interest rate swaps to manage its duration and yield curve positioning. It also used currency forward contracts to manage currency risk. In the aggregate, the Fund’s use of derivatives detracted from results. The Fund’s cash position had no material impact on performance.
Describe recent portfolio activity.
The Fund began the period with a long duration bias, but the investment adviser shifted to a short duration in early 2023 on the belief that the market would begin to price in more interest rate increases by the Fed. By the second quarter of 2023, cooling inflation and slowing economic growth prompted the investment adviser to begin increasing duration once again. The Fund was long duration at the close of the period.
Within investment-grade corporate bonds, the investment adviser had a preference for larger, well-capitalized banks in the financial sector. During the regional banking crisis in March of 2023, the investment adviser used the widening of yields spreads in financials to add to positions in larger banks at cheaper levels. In the industrials sector, the investment adviser added to both consumer cyclical and non-cyclical sectors on the belief that the consumer is one of the more resilient areas of the U.S. economy.
Within securitized assets, the Fund added meaningfully to ABS on the view that the category appeared inexpensive relative to investment-grade corporates. The investment adviser preferred high-quality consumer sectors such as prime auto loans, credit cards, and private student loans.
The investment adviser also tactically adjusted its positioning in agency MBS to capture opportunities created by volatility. The Fund continued to add to the category throughout the third calendar quarter of 2023 as banks offloaded their MBS holdings, leading to a surplus of supply and creating attractive valuations. The investment adviser identified the most attractive opportunities in callable ABS. (A callable bond is a bond that an issuer can redeem prior to its maturity date.)
The CMBS market continued to experience elevated volatility and widening yield spreads due to the combination of higher interest rates, office vacancies, and the instability in the regional banking sector. The investment adviser maintained a negative view on CMBS, and continued to reduce the Fund’s weighting in this area. Within the category, it favored multifamily issues higher in the capital structure. It also had a preference for higher-quality industrials it believed could be more resilient in a recessionary scenario.
The investment adviser continued to avoid the commercial office space due to challenges such as high vacancy rates, but it selectively added into good deals.
The investment adviser identified an attractive value in non-U.S. dollar investment-grade green bonds. Unlike a debt offering from a company that presents its overall operations as environmentally friendly, green bond proceeds are ring-fenced on the issuer’s balance sheet and set aside for the exclusive purpose of financing one or more projects deemed environmentally beneficial. The investment adviser used derivatives to shift the foreign currency exposure of these holdings back into U.S. dollars.
Describe portfolio positioning at period end.
The Fund was positioned with a long duration bias. The investment adviser remained cautious with respect to market segments that could face fundamental pressure due to the effects of a slowing economy, as well as those subject to unique headwinds. This approach resulted in lower allocations to high yield issues, emerging market bonds and CMBS.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of September 30, 2023 (continued)
2023
BlackRock Annual Report to Shareholders

BlackRock Sustainable Low Duration Bond Fund
GROWTH OF $10,000 INVESTMENT
The Fund commenced operations on October 18, 2021.
Performance
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund normally invests at least 80% of its assets in bonds. The Fund may invest up to 20% of its assets in non-investment grade bonds (commonly called “high yield” or “junk bonds”).
(c)
An unmanaged index comprised of investment grade corporate bonds and U.S. Government Agency and U.S. Treasury securities with a maturity ranging from one to three years.
Average Annual Total Returns
(a)
1 Year Since Inception
(b)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .................................................. 4.78% 2.07% 3.40% N/A (1.57)% N/A
Investor A ................................................... 4.40 (2.28) 3.14 0.82% (1.82) (2.96)%
Class K .................................................... 4.81 2.09 3.44 N/A (1.54) N/A
ICE BofA 1-3 Year U.S. Corporate & Government Index .................. — — 2.85 N/A (1.14) N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund commenced operations on October 18, 2021.

Fund Summary
as of September 30, 2023 (continued)

Fund Summary
BlackRock Sustainable Low Duration Bond Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,003.80 $ 2.01 $ 1,000.00 $ 1,023.06 $ 2.03 0.40%
Investor A ................................ 1,000.00 1,002.50 3.26 1,000.00 1,021.81 3.29 0.65
Class K .................................. 1,000.00 1,004.00 1.76 1,000.00 1,023.31 1.78 0.35
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 39.0%
U.S. Treasury Obligations ............................. 21.8
Asset-Backed Securities .............................. 19.7
U.S. Government Sponsored Agency Securities .............. 11.2
Non-Agency Mortgage-Backed Securities .................. 6.5
Foreign Agency Obligations ............................ 1.8
CREDIT QUALITY ALLOCATION
Credit Rating
(b)
Percent of
Total Investments
(a)
AAA/Aaa
(c)
...................................... 59.7%
AA/Aa ......................................... 1.2
A ............................................. 17.4
BBB/Baa ....................................... 14.4
BB/Ba ......................................... 3.6
B ............................................ 2.7
NR ........................................... 1.0
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

Fund Summary
as of September 30, 2023
2023
BlackRock Annual Report to Shareholders

BlackRock Sustainable Total Return Fund
Investment Objective
BlackRock Sustainable Total Return Fund’s (the “Fund”) investment objective is to realize a total return that exceeds that of the Bloomberg U.S. Aggregate Bond Index
(the “Benchmark”) while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended September 30, 2023, all of the Fund’s share classes outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index.
What factors influenced performance?
The Fund’s duration and yield curve positioning, positions in structured products and agency mortgage-backed securities (“MBS”), and holdings in U.S. and European investment-grade corporate bonds contributed positively to performance. (Duration is a measure of interest rate sensitivity.) Positions in Japan detracted, as did foreign-
currency positioning. The Fund’s use of derivatives marginally detracted from performance. The Fund’s cash position had no material impact on performance.
Describe recent portfolio activity.
In the fourth quarter of 2022, the investment adviser identified a number of attractive opportunities across the fixed-income market following the Fed’s fastest rate-hiking cycle in decades. The investment adviser sought to take advantage of these circumstances by adding to the Fund’s positions in higher-quality, short-dated assets that offered compelling yields. It maintained an active positioning within U.S. investment-grade corporate bonds, and it increased the Fund’s overweight in agency MBS. At the same time, it kept the allocation to high yield bonds near historically low levels.
The investment adviser rotated the Fund’s holdings in securitized assets during the first quarter of 2023, moving up in quality by buying higher-rated commercial mortgage-
backed securities (“CMBS”) and asset-backed securities (“ABS”). In both areas, it sought issues with structural protections. The investment adviser maintained a defensive posture in the emerging markets given concerns about tighter global central bank policies, weaker economic growth and reduced liquidity in the market. It also maintained a cautious approach to lower-quality bonds, with a preference for high yield issues over bank loans. The investment adviser slightly trimmed the Fund’s allocation to investment-
grade corporate bonds due to unattractive yield spreads, and it further added to agency MBS.
During the second quarter of 2023, the investment adviser tactically raised duration to an overweight position, particularly on the front-end of the yield curve, on the belief that the Fed was moving closer to pausing its interest rate increases. It tactically increased the Fund’s long position in European sovereign debt given attractive yields and improved clarity on the medium-term path for Eurozone inflation and European Central Bank policy. The Fund also had a short position in long-term Japanese government bonds based on elevated inflation risks and the potential for a hawkish shift by the Bank of Japan. The investment adviser trimmed the Fund’s position in U.S. investment-
grade corporate bonds, particularly in the industrials sector. In addition, it tactically added to agency MBS due to their attractive valuations. It also favored select, top-of-the-
capital structure segments of the structured product market, including industrials, multi-family, hotels, and select office properties in CMBS, higher quality collateralized loan obligations with structural protections, and short-dated, senior ABS.
Later in the reporting period, the investment adviser reduced the Fund’s overweight duration position by trimming its allocation to the front end of the yield curve. The investment adviser continued to rotate the portfolio in an effort to capture attractive opportunities.
Describe portfolio positioning at period end.
The Fund’s duration was above that of the Benchmark. It was underweight in U.S. investment-grade corporate bonds, where spreads looked less attractive. It was overweight in agency MBS, where spreads were on the wider end of the historical range. It also retained a sizable allocation to high-quality securitized assets. The portfolio was underweight in high yield bonds and the emerging markets.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of September 30, 2023 (continued)

Fund Summary
BlackRock Sustainable Total Return Fund
GROWTH OF $10,000 INVESTMENT
The Fund commenced operations on October 18, 2021.
Performance
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund typically invests more than 90% of its assets in a diversified portfolio of fixed-income securities.
(c)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Average Annual Total Returns
(a)
1 Year Since Inception
(b)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .................................................. 4.59% (0.50)% 1.33% N/A (8.01)% N/A
Investor A ................................................... 4.15 (0.57) 1.06 (2.98)% (8.27) (10.17)%
Class K .................................................... 4.62 (0.35) 1.37 N/A (7.98) N/A
Bloomberg U.S. Aggregate Bond Index ............................. — — 0.64 N/A (7.38) N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund commenced operations on October 18, 2021.

Fund Summary
as of September 30, 2023 (continued)
2023
BlackRock Annual Report to Shareholders

BlackRock Sustainable Total Return Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 959.10 $ 2.11 $ 1,000.00 $ 1,022.91 $ 2.18 0.43%
Investor A ................................ 1,000.00 957.80 3.53 1,000.00 1,021.46 3.65 0.72
Class K .................................. 1,000.00 959.30 1.92 1,000.00 1,023.11 1.98 0.39
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 41.9%
Corporate Bonds ................................... 22.9
U.S. Treasury Obligations ............................. 17.6
Asset-Backed Securities .............................. 11.8
Non-Agency Mortgage-Backed Securities .................. 4.3
Foreign Government Obligations ........................ 0.8
Municipal Bonds ................................... 0.5
Foreign Agency Obligations ............................ 0.2
CREDIT QUALITY ALLOCATION
Credit Rating
(b)
Percent of
Total Investments
(a)
AAA/Aaa
(c)
...................................... 69.6%
AA/Aa ......................................... 2.1
A ............................................. 10.1
BBB/Baa ....................................... 14.2
CC/Ca ......................................... 0.2
NR ........................................... 3.8
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

About Fund Performance

About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% for BlackRock Sustainable High Yield Bond Fund and BlackRock Sustainable
Total Return Fund and 2.25% for BlackRock Sustainable Low Duration Bond Fund and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
2023
BlackRock Annual Report to Shareholders

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
September 30, 2023
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Chemicals — 0.1%
Element Solutions, Inc. ............... 2,144 $ 42,044
Financial Services — 0.0%
Block, Inc., Class A
(a)
................ 259 11,463
Ground Transportation — 0.1%
Uber Technologies, Inc.
(a)
............. 939 43,185
Hotels, Restaurants & Leisure — 0.1%
Aramark ......................... 414 14,366
IT Services — 0.0%
Twilio, Inc., Class A
(a)
................ 87 5,092
Pharmaceuticals — 0.1%
Catalent, Inc.
(a)
.................... 815 37,107
Total Common Stocks — 0.4%
(Cost: $188,609) ................................ 153,257
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 3.7%
(b)
Bombardier, Inc.
7.13%, 06/15/26 ................. USD 175 169,550
7.88%, 04/15/27 ................. 124 120,993
6.00%, 02/15/28 ................. 59 53,524
7.50%, 02/01/29 ................. 92 87,305
TransDigm, Inc.
6.25%, 03/15/26 ................. 454 446,092
6.75%, 08/15/28 ................. 458 450,896
6.88%, 12/15/30 ................. 43 42,163
Triumph Group, Inc., 9.00%, 03/15/28 .... 176 174,030
1,544,553
Air Freight & Logistics — 0.2%
Forward Air Corp., 9.50%, 10/15/31
(b)
..... 81 80,943
Automobile Components — 2.1%
Clarios Global LP
(b)
6.75%, 05/15/25 ................. 100 99,247
6.25%, 05/15/26 ................. 106 103,715
8.50%, 05/15/27 ................. 522 520,503
6.75%, 05/15/28 ................. 136 132,770
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. 41 41,615
5.63%, 04/30/33 ................. 2 1,637
899,487
Automobiles — 0.5%
Ford Motor Co.
3.25%, 02/12/32 ................. 183 141,032
6.10%, 08/19/32 ................. 66 62,166
203,198
Banks — 0.5%
BNP Paribas SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.35%), 8.50%
(b)(c)(d)
.............. 200 195,665
Broadline Retail — 0.4%
(b)
ANGI Group LLC, 3.88%, 08/15/28 ...... 36 28,169
Go Daddy Operating Co. LLC, 3.50%, 03/01/29 77 64,784
Match Group Holdings II LLC
4.63%, 06/01/28 ................. 47 42,136
3.63%, 10/01/31 ................. 17 13,415
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
NMG Holding Co., Inc., 7.13%, 04/01/26 ... USD 25 $ 23,453
171,957
Building Products — 0.7%
(b)
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 ................. 25 23,354
6.38%, 06/15/30 ................. 157 150,791
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ..................... 48 46,303
Standard Industries, Inc.
5.00%, 02/15/27 ................. 8 7,416
4.75%, 01/15/28 ................. 9 8,118
4.38%, 07/15/30 ................. 55 45,551
3.38%, 01/15/31 ................. 37 28,600
310,133
Capital Markets — 0.3%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
.................... 33 33,202
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... 47 41,092
Northern Trust Corp., 6.13%, 11/02/32 .... 49 48,383
122,677
Chemicals — 3.0%
Ashland, Inc., 3.38%, 09/01/31
(b)
........ 117 90,983
Avient Corp., 7.13%, 08/01/30
(b)
........ 36 35,366
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 ................. 150 139,377
3.38%, 02/15/29 ................. 350 291,407
Chemours Co. (The)
(b)
5.75%, 11/15/28 ................. 6 5,208
4.63%, 11/15/29 ................. 29 23,329
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 258 222,651
HB Fuller Co., 4.00%, 02/15/27 ........ 47 43,269
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 200 155,293
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(b)(d)
57 41,610
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................. 24 22,019
5.63%, 08/15/29 ................. 190 153,662
7.38%, 03/01/31 ................. 32 31,023
1,255,197
Commercial Services & Supplies — 3.4%
ADT Security Corp. (The)
(b)
4.13%, 08/01/29 ................. 3 2,537
4.88%, 07/15/32 ................. 27 22,545
Allied Universal Holdco LLC
(b)
6.63%, 07/15/26 ................. 180 170,557
9.75%, 07/15/27 ................. 172 153,839
4.63%, 06/01/28 ................. 200 166,672
APi Group DE, Inc.
(b)
4.13%, 07/15/29 ................. 19 15,967
4.75%, 10/15/29 ................. 24 20,999
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 26 24,966
5.75%, 07/15/29 ................. 80 67,409
Aramark Services, Inc.
(b)
5.00%, 04/01/25 ................. 9 8,846
5.00%, 02/01/28 ................. 117 108,206
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................ 20 16,408
5.00%, 09/01/30 ................. 15 11,970
Garda World Security Corp.
(b)
4.63%, 02/15/27 ................. 39 35,688
9.50%, 11/01/27 ................. 10 9,561
7.75%, 02/15/28 ................. 87 85,295

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 ................. USD 3 $ 2,883
3.75%, 08/01/25 ................. 5 4,739
5.13%, 12/15/26 ................. 43 40,961
4.00%, 08/01/28 ................. 4 3,495
3.50%, 09/01/28 ................. 6 5,166
4.75%, 06/15/29 ................. 84 74,668
4.38%, 08/15/29 ................. 16 13,898
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 41 40,180
Madison IAQ LLC, 5.88%, 06/30/29
(b)
..... 95 76,498
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
. 18 16,296
Prime Security Services Borrower LLC
(b)
5.75%, 04/15/26 ................. 92 89,255
6.25%, 01/15/28 ................. 57 52,792
Stericycle, Inc., 3.88%, 01/15/29
(b)
....... 21 18,109
Williams Scotsman, Inc., 7.38%, 10/01/31
(b)
. 81 80,558
1,440,963
Communications Equipment — 0.7%
(b)
CommScope Technologies LLC, 6.00%,
06/15/25 ..................... 80 76,156
CommScope, Inc.
6.00%, 03/01/26 ................. 41 38,262
4.75%, 09/01/29 ................. 58 42,662
Viasat, Inc.
5.63%, 09/15/25 ................. 78 72,053
5.63%, 04/15/27 ................. 39 33,788
7.50%, 05/30/31 ................. 12 7,926
Viavi Solutions, Inc., 3.75%, 10/01/29 .... 35 28,452
299,299
Construction & Engineering — 0.1%
(b)
Dycom Industries, Inc., 4.50%, 04/15/29 ... 31 26,815
MasTec, Inc., 4.50%, 08/15/28 ......... 10 8,993
35,808
Consumer Finance — 2.0%
Ford Motor Credit Co. LLC
4.13%, 08/04/25 ................. 200 189,617
6.80%, 05/12/28 ................. 208 207,759
7.35%, 03/06/30 ................. 200 202,536
Navient Corp., 9.38%, 07/25/30 ........ 34 33,532
OneMain Finance Corp.
6.88%, 03/15/25 ................. 10 9,921
7.13%, 03/15/26 ................. 53 51,907
6.63%, 01/15/28 ................. 20 18,454
9.00%, 01/15/29 ................. 25 24,919
4.00%, 09/15/30 ................. 107 80,288
SLM Corp., 3.13%, 11/02/26 .......... 41 35,563
854,496
Consumer Staples Distribution & Retail — 1.0%
(b)
Albertsons Cos., Inc.
3.25%, 03/15/26 ................. 49 45,387
4.63%, 01/15/27 ................. 8 7,554
6.50%, 02/15/28 ................. 44 43,488
3.50%, 03/15/29 ................. 31 26,430
4.88%, 02/15/30 ................. 113 101,816
United Natural Foods, Inc., 6.75%, 10/15/28 51 38,877
US Foods, Inc.
6.88%, 09/15/28 ................. 56 55,883
4.75%, 02/15/29 ................. 47 42,007
4.63%, 06/01/30 ................. 5 4,344
7.25%, 01/15/32 ................. 67 66,932
432,718
Security
Par (000)
Par (000) Value
Containers & Packaging — 4.9%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... USD 200 $ 150,888
Ardagh Metal Packaging Finance USA LLC
(b)
6.00%, 06/15/27 ................. 200 192,194
4.00%, 09/01/29 ................. 200 156,514
Ball Corp.
6.00%, 06/15/29 ................. 26 25,241
3.13%, 09/15/31 ................. 72 56,382
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. 121 112,504
8.75%, 04/15/30 ................. 76 65,182
Crown Americas LLC, 4.25%, 09/30/26 ... 124 116,560
Graphic Packaging International LLC, 3.50%,
03/15/28
(b)
.................... 98 85,979
Mauser Packaging Solutions Holding Co.
(b)
7.88%, 08/15/26 ................. 580 559,547
9.25%, 04/15/27 ................. 14 12,237
Owens-Brockway Glass Container, Inc.
(b)
6.63%, 05/13/27 ................. 32 31,196
7.25%, 05/15/31 ................. 195 190,613
Sealed Air Corp.
(b)
4.00%, 12/01/27 ................. 70 62,461
6.13%, 02/01/28 ................. 46 44,552
5.00%, 04/15/29 ................. 8 7,193
Trivium Packaging Finance BV, 8.50%,
08/15/27
(b)(e)
................... 228 208,366
2,077,609
Distributors — 0.2%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 12 10,000
Resideo Funding, Inc., 4.00%, 09/01/29 ... 8 6,573
Ritchie Bros Holdings, Inc.
6.75%, 03/15/28 ................. 18 17,958
7.75%, 03/15/31 ................. 59 59,885
94,416
Diversified Consumer Services — 0.4%
Sotheby's, 5.88%, 06/01/29
(b)
.......... 200 160,500
Diversified REITs — 0.3%
(b)
HAT Holdings I LLC, 3.38%, 06/15/26 .... 106 94,216
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32 ....... 49 40,275
134,491
Diversified Telecommunication Services — 5.8%
Altice France SA, 5.13%, 07/15/29
(b)
..... 200 142,181
CCO Holdings LLC
(b)
5.00%, 02/01/28 ................. 73 66,294
6.38%, 09/01/29 ................. 168 156,654
4.75%, 03/01/30 ................. 27 22,665
4.25%, 02/01/31 ................. 125 99,505
7.38%, 03/01/31 ................. 135 130,387
4.75%, 02/01/32 ................. 47 37,600
4.25%, 01/15/34 ................. 28 20,616
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. 65 59,116
5.00%, 05/01/28 ................. 49 41,837
8.75%, 05/15/30 ................. 179 169,956
Iliad Holding SASU
(b)
6.50%, 10/15/26 ................. 200 187,903
7.00%, 10/15/28 ................. 294 267,621
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. 128 119,857
4.63%, 09/15/27 ................. 134 96,368
3.63%, 01/15/29 ................. 12 6,720
10.50%, 05/15/30 ................ 173 174,140

Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc., 4.00%, 02/15/27
(b)
USD 58 $ 38,190
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 57 49,423
6.00%, 09/30/34 ................. 74 61,700
7.72%, 06/04/38 ................. 2 1,830
Uniti Group LP, 10.50%, 02/15/28
(b)
...... 137 134,185
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 366 271,530
6.13%, 03/01/28 ................. 142 91,266
2,447,544
Electric Utilities — 1.9%
(b)
Alexander Funding Trust II, 7.47%, 07/31/28 100 100,131
Clearway Energy Operating LLC, 3.75%,
02/15/31 ..................... 3 2,366
NextEra Energy Operating Partners LP, 4.25%,
09/15/24 ..................... 233 223,098
NRG Energy, Inc., 7.00%, 03/15/33 ...... 45 43,478
Pattern Energy Operations LP, 4.50%, 08/15/28 505 438,592
807,665
Electrical Equipment — 0.2%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
.... 100 87,901
Electronic Equipment, Instruments & Components — 0.3%
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
160 138,161
Entertainment — 0.5%
(b)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 48 31,647
Live Nation Entertainment, Inc.
5.63%, 03/15/26 ................. 4 3,841
6.50%, 05/15/27 ................. 107 105,501
4.75%, 10/15/27 ................. 46 42,119
3.75%, 01/15/28 ................. 37 32,652
Playtika Holding Corp., 4.25%, 03/15/29 ... 10 8,350
224,110
Financial Services — 2.5%
Block, Inc.
2.75%, 06/01/26 ................. 89 80,046
3.50%, 06/01/31 ................. 258 202,675
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 65 64,019
GGAM Finance Ltd.
(b)
7.75%, 05/15/26 ................. 10 9,900
8.00%, 06/15/28 ................. 10 9,980
MGIC Investment Corp., 5.25%, 08/15/28 .. 92 85,672
Nationstar Mortgage Holdings, Inc.
(b)
5.00%, 02/01/26 ................. 172 160,664
6.00%, 01/15/27 ................. 27 25,513
5.75%, 11/15/31 ................. 26 21,508
Rocket Mortgage LLC
(b)
2.88%, 10/15/26 ................. 110 96,876
3.88%, 03/01/31 ................. 17 13,555
4.00%, 10/15/33 ................. 8 6,042
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 80 75,429
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 208 208,036
1,059,915
Food Products — 1.7%
(b)
B&G Foods, Inc., 8.00%, 09/15/28 ...... 25 25,034
Chobani LLC
7.50%, 04/15/25 ................. 81 80,237
4.63%, 11/15/28 ................. 173 152,582
Darling Ingredients, Inc.
5.25%, 04/15/27 ................. 108 102,914
6.00%, 06/15/30 ................. 162 153,371
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 ................. 49 45,195
Security
Par (000)
Par (000) Value
Food Products (continued)
4.13%, 01/31/30 ................. USD 84 $ 71,833
4.38%, 01/31/32 ................. 90 75,396
706,562
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... 16 13,356
Ground Transportation — 1.3%
(b)
Hertz Corp. (The)
4.63%, 12/01/26 ................. 30 26,587
5.00%, 12/01/29 ................. 24 18,790
NESCO Holdings II, Inc., 5.50%, 04/15/29 .. 48 42,120
Uber Technologies, Inc.
8.00%, 11/01/26 ................. 14 14,165
7.50%, 09/15/27 ................. 146 147,212
6.25%, 01/15/28 ................. 98 95,831
4.50%, 08/15/29 ................. 180 160,894
Williams Scotsman International, Inc., 4.63%,
08/15/28 ..................... 38 34,010
XPO Escrow Sub LLC, 7.50%, 11/15/27 ... 21 21,232
560,841
Health Care Equipment & Supplies — 2.3%
Avantor Funding, Inc.
(b)
4.63%, 07/15/28 ................. 131 119,430
3.88%, 11/01/29 ................. 71 60,682
Bausch & Lomb Escrow Corp., 8.38%,
10/01/28
(b)
.................... 269 269,799
Embecta Corp., 6.75%, 02/15/30
(b)
...... 9 7,357
Garden Spinco Corp., 8.63%, 07/20/30
(b)
.. 46 48,017
Hologic, Inc., 3.25%, 02/15/29
(b)
........ 97 81,936
Medline Borrower LP
(b)
3.88%, 04/01/29 ................. 20 16,909
5.25%, 10/01/29 ................. 258 222,988
Teleflex, Inc.
4.63%, 11/15/27 ................. 3 2,753
4.25%, 06/01/28
(b)
................ 137 122,553
952,424
Health Care Providers & Services — 3.6%
Acadia Healthcare Co., Inc.
(b)
5.50%, 07/01/28 ................. 26 24,179
5.00%, 04/15/29 ................. 5 4,496
AdaptHealth LLC, 6.13%, 08/01/28
(b)
..... 45 38,842
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
115 96,600
Community Health Systems, Inc.
(b)
6.00%, 01/15/29 ................. 144 116,292
5.25%, 05/15/30 ................. 115 87,420
4.75%, 02/15/31 ................. 83 58,741
Encompass Health Corp.
4.50%, 02/01/28 ................. 109 99,312
4.63%, 04/01/31 ................. 52 44,079
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 100 86,138
Legacy LifePoint Health LLC, 4.38%,
02/15/27
(b)
.................... 29 24,940
LifePoint Health, Inc.
9.88%, 08/15/30
(b)
................ 60 58,088
Class B, 11.00%, 10/15/30 .......... 88 88,000
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 ................. 30 26,881
3.88%, 11/15/30 ................. 10 8,276
3.88%, 05/15/32 ................. 8 6,416
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 56 48,370
Pediatrix Medical Group, Inc., 5.38%,
02/15/30
(b)
.................... 72 63,411
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... 5 4,623

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... USD 12 $ 11,617
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 ................. 55 54,587
10.00%, 04/15/27 ................ 76 76,855
Tenet Healthcare Corp.
4.88%, 01/01/26 ................. 67 64,188
6.25%, 02/01/27 ................. 25 24,190
5.13%, 11/01/27 ................. 29 26,988
6.13%, 10/01/28 ................. 35 32,856
6.13%, 06/15/30 ................. 81 75,942
6.75%, 05/15/31
(b)
................ 180 173,605
1,525,932
Hotels, Restaurants & Leisure — 6.0%
1011778 BC ULC
(b)
3.88%, 01/15/28 ................. 26 23,323
4.38%, 01/15/28 ................. 82 73,911
4.00%, 10/15/30 ................. 96 79,773
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 110 96,212
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. 140 138,084
8.13%, 07/01/27 ................. 241 242,149
4.63%, 10/15/29 ................. 84 71,153
7.00%, 02/15/30 ................. 182 177,097
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. 153 138,223
Cedar Fair LP, 5.50%, 05/01/25
(b)
....... 95 93,023
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 2 1,906
4.75%, 01/15/28 ................. 22 19,845
6.75%, 05/01/31 ................. 91 85,995
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. 23 19,492
6.75%, 01/15/30 ................. 7 5,706
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28
(b)
................ 57 55,103
3.75%, 05/01/29
(b)
................ 66 57,077
4.88%, 01/15/30 ................. 48 43,684
4.00%, 05/01/31
(b)
................ 42 35,309
3.63%, 02/15/32
(b)
................ 10 8,062
Light & Wonder International, Inc.
(b)
7.25%, 11/15/29 ................. 44 43,120
7.50%, 09/01/31 ................. 43 42,499
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
.................... 55 54,880
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
91 85,199
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
67 55,139
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
200 190,975
MGM China Holdings Ltd., 5.88%, 05/15/26
(b)
200 189,516
MGM Resorts International, 5.75%, 06/15/25 90 87,908
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... 38 32,352
Six Flags Entertainment Corp., 7.25%,
05/15/31
(b)
.................... 111 104,216
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
33 32,916
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 93 92,499
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 71 63,771
2,540,117
Household Durables — 0.9%
Ashton Woods USA LLC, 4.63%, 08/01/29
(b)
25 21,096
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(b)
.................... 97 79,838
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
68 65,525
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
26 26,176
Security
Par (000)
Par (000) Value
Household Durables (continued)
KB Home, 7.25%, 07/15/30 ........... USD 15 $ 14,735
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
71 45,419
Taylor Morrison Communities, Inc., 5.88%,
06/15/27
(b)
.................... 68 64,646
Tempur Sealy International, Inc.
(b)
4.00%, 04/15/29 ................. 17 14,188
3.88%, 10/15/31 ................. 31 23,915
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .. 22 20,587
376,125
Household Products — 0.0%
Spectrum Brands, Inc., 5.00%, 10/01/29
(b)
.. 18 16,310
Independent Power and Renewable Electricity Producers — 2.1%
Clearway Energy Operating LLC
(b)
4.75%, 03/15/28 ................. 616 550,926
3.75%, 01/15/32 ................. 101 78,515
TransAlta Corp., 7.75%, 11/15/29 ....... 238 240,975
870,416
Industrial Conglomerates — 1.3%
Emerald Debt Merger Sub LLC, 6.63%,
12/15/30
(b)
.................... 567 545,837
Insurance — 4.4%
(b)
Alliant Holdings Intermediate LLC
4.25%, 10/15/27 ................. 148 132,510
6.75%, 10/15/27 ................. 317 294,814
6.75%, 04/15/28 ................. 130 125,457
5.88%, 11/01/29 ................. 272 235,557
AmWINS Group, Inc., 4.88%, 06/30/29 .... 21 18,401
GTCR AP Finance, Inc., 8.00%, 05/15/27 .. 22 21,625
HUB International Ltd.
7.00%, 05/01/26 ................. 101 100,778
7.25%, 06/15/30 ................. 330 329,396
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30 ................. 113 113,830
10.50%, 12/15/30 ................ 58 59,011
NFP Corp.
4.88%, 08/15/28 ................. 107 94,198
6.88%, 08/15/28 ................. 285 244,153
7.50%, 10/01/30 ................. 24 23,048
8.50%, 10/01/31 ................. 42 42,064
Ryan Specialty LLC, 4.38%, 02/01/30 .... 34 29,608
1,864,450
IT Services — 1.5%
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
57 48,147
Booz Allen Hamilton, Inc., 4.00%, 07/01/29
(b)
93 82,026
Central Parent LLC, 8.00%, 06/15/29
(b)
.... 93 92,656
Gartner, Inc., 4.50%, 07/01/28
(b)
........ 51 46,528
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/31
(b)
224 224,313
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... 59 52,510
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
.. 8 7,396
Twilio, Inc.
3.63%, 03/15/29 ................. 18 15,068
3.88%, 03/15/31 ................. 95 77,243
645,887
Leisure Products — 0.2%
Acushnet Co., 7.38%, 10/15/28
(b)
....... 19 19,142
Mattel, Inc.
6.20%, 10/01/40 ................. 53 47,206
5.45%, 11/01/41 ................. 5 4,124
70,472
Life Sciences Tools & Services — 0.7%
(b)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 ................. 32 28,697

Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
4.00%, 03/15/31 ................. USD 14 $ 11,847
Fortrea Holdings, Inc., 7.50%, 07/01/30 ... 44 42,813
Star Parent, Inc., 9.00%, 10/01/30 ....... 195 197,048
280,405
Machinery — 1.1%
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
43 37,449
Terex Corp., 5.00%, 05/15/29
(b)
........ 63 56,418
Titan International, Inc., 7.00%, 04/30/28 .. 23 21,496
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(b)
200 182,045
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
200 183,306
480,714
Media — 3.7%
Altice Financing SA, 5.75%, 08/15/29
(b)
.... 200 163,907
Cable One, Inc.
0.00%, 03/15/26
(f)(g)
............... 22 17,996
1.13%, 03/15/28
(f)
................ 147 109,368
4.00%, 11/15/30
(b)
................ 73 55,611
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 102 90,575
7.75%, 04/15/28 ................. 28 22,356
9.00%, 09/15/28 ................. 157 155,483
7.50%, 06/01/29 ................. 111 84,875
CSC Holdings LLC, 4.13%, 12/01/30
(b)
.... 200 141,543
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
. 33 29,178
GCI LLC, 4.75%, 10/15/28
(b)
.......... 8 6,900
Gray Television, Inc.
(b)
5.88%, 07/15/26 ................. 20 17,970
7.00%, 05/15/27 ................. 23 19,780
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 12 10,790
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
.... 12 10,679
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 111 97,800
4.25%, 01/15/29 ................. 10 7,935
4.63%, 03/15/30 ................. 16 12,578
Radiate Holdco LLC, 6.50%, 09/15/28
(b)
... 128 67,200
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... 37 22,943
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 92 81,995
5.00%, 08/01/27 ................. 46 42,016
TEGNA, Inc., 4.75%, 03/15/26
(b)
........ 5 4,737
Univision Communications, Inc.
(b)
6.63%, 06/01/27 ................. 30 27,940
8.00%, 08/15/28 ................. 80 77,560
7.38%, 06/30/30 ................. 37 33,814
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
.... 200 149,203
1,562,732
Metals & Mining — 4.0%
(b)
Big River Steel LLC, 6.63%, 01/31/29 .... 727 718,305
Constellium SE
5.63%, 06/15/28 ................. 250 235,205
3.75%, 04/15/29 ................. 250 209,479
Novelis Corp.
3.25%, 11/15/26 ................. 390 348,308
4.75%, 01/30/30 ................. 14 12,116
3.88%, 08/15/31 ................. 193 154,127
1,677,540
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP, 5.25%,
10/01/25 ..................... 6 5,777
Starwood Property Trust, Inc., 4.38%, 01/15/27 9 7,850
13,627
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.7%
EnLink Midstream Partners LP
4.85%, 07/15/26 ................. USD 13 $ 12,239
5.60%, 04/01/44 ................. 47 39,010
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 98 83,067
New Fortress Energy, Inc., 6.75%, 09/15/25
(b)
86 82,096
Occidental Petroleum Corp., 6.20%, 03/15/40 92 87,695
304,107
Passenger Airlines — 1.2%
(b)
American Airlines, Inc.
11.75%, 07/15/25 ................ 6 6,450
5.50%, 04/20/26 ................. 22 21,562
7.25%, 02/15/28 ................. 17 16,254
5.75%, 04/20/29 ................. 158 147,046
Mileage Plus Holdings LLC, 6.50%, 06/20/27 99 98,535
United Airlines, Inc.
4.38%, 04/15/26 ................. 68 62,886
4.63%, 04/15/29 ................. 203 174,485
527,218
Personal Care Products — 0.2%
(b)
Coty, Inc., 6.63%, 07/15/30 ........... 74 72,249
Prestige Brands, Inc., 3.75%, 04/01/31 .... 17 13,685
85,934
Pharmaceuticals — 0.6%
Catalent Pharma Solutions, Inc.
(b)
5.00%, 07/15/27 ................. 9 8,257
3.13%, 02/15/29 ................. 91 74,638
3.50%, 04/01/30 ................. 7 5,763
Teva Pharmaceutical Finance Netherlands III
BV, 3.15%, 10/01/26 ............. 190 168,945
257,603
Professional Services — 0.8%
(b)
AMN Healthcare, Inc.
4.63%, 10/01/27 ................. 25 22,594
4.00%, 04/15/29 ................. 73 61,945
CoreLogic, Inc., 4.50%, 05/01/28 ....... 100 75,878
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 100 86,214
Korn Ferry, 4.63%, 12/15/27 .......... 87 80,040
326,671
Real Estate Management & Development — 0.8%
Anywhere Real Estate Group LLC
Series AI, 7.00%, 04/15/30 .......... 61 54,872
7.00%, 04/15/30
(b)
................ 64 57,348
Cushman & Wakefield US Borrower LLC
(b)
6.75%, 05/15/28 ................. 154 142,080
8.88%, 09/01/31 ................. 33 31,928
Greystar Real Estate Partners LLC, 7.75%,
09/01/30
(b)
.................... 4 3,951
Howard Hughes Corp. (The), 5.38%, 08/01/28
(b)
62 54,626
344,805
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 39 32,501
Semiconductors & Semiconductor Equipment — 1.0%
(b)
Entegris Escrow Corp., 4.75%, 04/15/29 ... 323 290,380
Entegris, Inc., 4.38%, 04/15/28 ........ 30 26,702
NCR Atleos Escrow Corp., 9.50%, 04/01/29 . 50 48,360
Synaptics, Inc., 4.00%, 06/15/29 ........ 63 51,975
417,417
Software — 7.4%
Alteryx, Inc., 8.75%, 03/15/28
(b)
........ 53 52,764
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
261 218,328

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Boxer Parent Co., Inc.
(b)
7.13%, 10/02/25 ................. USD 53 $ 52,735
9.13%, 03/01/26 ................. 66 65,815
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 31 28,619
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
. 69 67,361
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... 99 95,982
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. 317 274,427
4.88%, 07/01/29 ................. 184 156,832
Cloud Software Group, Inc.
(b)
6.50%, 03/31/29 ................. 673 595,155
9.00%, 09/30/29 ................. 329 285,901
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 17 15,648
6.50%, 10/15/28 ................. 15 12,783
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 5 4,211
Elastic NV, 4.13%, 07/15/29
(b)
......... 151 128,600
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 119 106,395
Gen Digital, Inc., 6.75%, 09/30/27
(b)
...... 68 66,665
McAfee Corp., 7.38%, 02/15/30
(b)
....... 177 148,183
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 65 57,729
Open Text Corp., 6.90%, 12/01/27
(b)
..... 201 201,458
PTC, Inc.
(b)
3.63%, 02/15/25 ................. 49 47,091
4.00%, 02/15/28 ................. 33 29,576
Sabre GLBL, Inc., 8.63%, 06/01/27
(b)
..... 87 73,759
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
102 96,251
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 75 62,664
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
227 189,192
3,134,124
Specialized REITs — 1.0%
Iron Mountain, Inc.
(b)
7.00%, 02/15/29 ................. 145 141,815
5.63%, 07/15/32 ................. 24 20,719
SBA Communications Corp.
3.88%, 02/15/27 ................. 175 160,348
3.13%, 02/01/29 ................. 95 79,237
402,119
Specialty Retail — 1.7%
Arko Corp., 5.13%, 11/15/29
(b)
......... 49 39,520
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 2 1,790
5.00%, 02/15/32
(b)
................ 40 33,142
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 117 100,787
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
..... 43 36,240
PetSmart, Inc., 7.75%, 02/15/29
(b)
....... 250 232,972
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 14 13,092
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 96 82,935
6.13%, 07/01/29 ................. 93 79,204
6.00%, 12/01/29 ................. 93 78,120
Staples, Inc., 7.50%, 04/15/26
(b)
........ 22 18,092
715,894
Technology Hardware, Storage & Peripherals — 0.5%
Seagate HDD Cayman
(b)
8.25%, 12/15/29 ................. 97 99,619
8.50%, 07/15/31 ................. 126 129,249
228,868
Textiles, Apparel & Luxury Goods — 0.7%
(b)
Crocs, Inc.
4.25%, 03/15/29 ................. 34 28,130
4.13%, 08/15/31 ................. 4 3,095
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods (continued)
Hanesbrands, Inc.
4.88%, 05/15/26 ................. USD 24 $ 22,002
9.00%, 02/15/31 ................. 31 29,548
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 30 24,790
Levi Strauss & Co., 3.50%, 03/01/31 ..... 136 107,551
William Carter Co. (The), 5.63%, 03/15/27 .. 94 90,404
305,520
Trading Companies & Distributors — 2.0%
(b)
Beacon Roofing Supply, Inc.
4.13%, 05/15/29 ................. 25 21,375
6.50%, 08/01/30 ................. 53 51,363
Boise Cascade Co., 4.88%, 07/01/30 ..... 61 53,231
Foundation Building Materials, Inc., 6.00%,
03/01/29 ..................... 23 19,142
Herc Holdings, Inc., 5.50%, 07/15/27 ..... 105 99,294
Imola Merger Corp., 4.75%, 05/15/29 ..... 88 77,123
United Rentals North America, Inc., 6.00%,
12/15/29 ..................... 321 312,542
WESCO Distribution, Inc., 7.25%, 06/15/28 . 226 227,096
861,166
Wireless Telecommunication Services — 1.3%
(b)
Connect Finco SARL, 6.75%, 10/01/26 .... 333 310,588
Vmed O2 UK Financing I plc, 4.75%, 07/15/31 296 239,131
549,719
Total Corporate Bonds — 90.4%
(Cost: $41,445,468) .............................. 38,276,819
Floating Rate Loan Interests
Air Freight & Logistics — 0.1%
Forward Air Corp., Term Loan B, 09/20/30
(d)(h)
46 44,812
Chemicals — 0.1%
(d)
Aruba Investments Holdings, LLC, 2nd Lien
Term Loan, (1-mo. CME Term SOFR at
0.75% Floor and 0.75% Cap + 7.75%),
13.17%
,
 11/24/28 ................ 12 11,253
Olympus Water US Holding Corp., Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 5.00%), 10.39%
,
 11/09/28 . 5 5,414
WR Grace Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.75%), 9.40%
,
 09/22/28 ....... 25 25,026
41,693
Commercial Services & Supplies — 0.1%
PECF USS Intermediate Holding III Corp.,
Term Loan, (3-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 4.25%),
9.88%
,
 12/15/28
(d)
................ 38 30,427
Communications Equipment — 0.1%
ViaSat, Inc., Term Loan, 05/30/30
(d)(h)
...... 54 49,984
Containers & Packaging — 0.0%
Mauser Packaging Solutions Holding Co., Term
Loan, (1-mo. CME Term SOFR + 4.00%),
9.32%
,
 08/14/26
(d)
................ 9 8,914

Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services — 0.1%
(d)
Ascend Learning LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.92%
,
 12/11/28 .. USD 20 $ 19,336
Ascend Learning LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 5.75%), 11.17%
,
 12/10/29 . 29 24,638
43,974
Diversified Telecommunication Services — 1.1%
(d)
Cablevision Lightpath LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.70%
,
 11/30/27 ....... 98 96,638
Frontier Communications Holdings LLC,
Term Loan B, (1-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap + 3.75%),
9.18%
,
 10/08/27 ................. 103 100,029
Radiate Holdco LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 3.25%), 8.68%
,
 09/25/26 .......... 200 163,467
Zayo Group Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.43%
,
 03/09/27 ................. 156 127,306
487,440
Financial Services — 0.6%
(d)
Altice France SA, Term Loan B14, (3-mo. CME
Term SOFR + 5.50%), 10.81%
,
 08/15/28 . 187 168,404
GTCR W Merger Sub LLC, Term Loan B,
09/20/30
(h)
..................... 93 92,932
261,336
Food Products — 0.0%
Chobani LLC, Term Loan, (1-mo. CME Term
SOFR at 1.00% Floor and 1.00% Cap +
3.50%), 8.93%
,
 10/25/27
(d)
.......... 7 6,511
Health Care Equipment & Supplies — 0.2%
Bausch + Lomb Corp., Term Loan
(d)
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.76%, 05/10/27 41 39,586
(1-mo. CME Term SOFR + 4.00%),
9.32%, 09/14/28
(i)
.............. 45 44,381
83,967
Health Care Providers & Services — 0.1%
(d)
LifePoint Health, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR + 3.75%),
9.38%
,
 11/16/25 ................. 24 24,411
Surgery Center Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.75%), 9.19%
,
 08/31/26 .. 13 13,034
37,445
Health Care Technology — 1.6%
(d)
Athenahealth Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.57%
,
 02/15/29 ....... 357 349,740
Verscend Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 4.00%),
9.43%
,
 08/27/25 ................. 335 334,241
683,981
Hotels, Restaurants & Leisure — 0.4%
Fertitta Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.00%), 9.32%
,
 01/27/29
(d)
. 153 151,328
Security
Par (000)
Par (000) Value
Household Durables — 0.1%
SWF Holdings I Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.00%), 9.43%
,
 10/06/28
(d)
. USD 72 $ 60,999
Insurance — 0.9%
(d)
Alliant Holdings Intermediate LLC, Term Loan
B4, (1-mo. LIBOR USD at 0.50% Floor and
0.50% Cap + 3.50%), 8.93%
,
 11/05/27 .. 23 22,617
Alliant Holdings Intermediate LLC, Term Loan
B5, (1-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 3.50%), 8.83%
,
 11/05/27 49 49,164
AssuredPartners, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.50%), 8.93%
,
 02/12/27 .......... 98 97,628
HUB International Ltd., Term Loan
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.00%), 9.37%, 11/10/29 43 43,005
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.25%), 9.58%, 06/20/30 123 123,247
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan, (3-mo. CME Term
SOFR + 4.25%), 9.62%
,
 03/15/30 ..... 29 29,055
364,716
Life Sciences Tools & Services — 0.3%
Star Parent, Inc., Term Loan, 09/19/30
(d)(h)
.. 127 124,019
Machinery — 0.1%
Madison IAQ LLC, Term Loan, (1-mo. LIBOR
USD at 0.50% Floor and 0.50% Cap +
3.25%), 8.69%
,
 06/21/28
(d)
.......... 30 29,337
Media — 0.9%
(d)
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (3-mo. CME Term SOFR + 3.50%),
8.93% - 9.13%
,
 08/21/26 ........... 227 220,557
DirecTV Financing LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 5.00%), 10.43%
,
 08/02/27 ...... 156 152,541
373,098
Passenger Airlines — 0.0%
(d)
AAdvantage Loyalty IP Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 4.75%), 10.34%
,
 04/20/28 ...... 5 5,279
Mileage Plus Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor and 1.00%
Cap + 5.25%), 10.80%
,
 06/21/27 ...... 6 6,337
11,616
Professional Services — 0.0%
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.50%), 8.93%
,
 06/02/28
(d)
...... 14 12,844
Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC,
Term Loan, (1-mo. CME Term SOFR +
4.00%), 9.32%
,
 01/31/30
(d)
.......... 44 43,560
Software — 1.6%
(d)
Banff Guarantor, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 5.50%), 10.93%
,
 02/27/26 . 96 95,435
Boxer Parent Co., Inc., Term Loan, (1-mo. CME
Term SOFR + 3.75%), 9.18%
,
 10/02/25 .. 156 156,156

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Central Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.25%), 9.64%
,
 07/06/29 ....... USD 36 $ 35,711
Cloud Software Group, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 4.50%), 9.99%
,
 03/30/29 201 193,040
McAfee Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.75%), 9.16%
,
 03/01/29 .......... 82 79,520
Sabre GLBL, Inc., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.50%), 8.93%
,
 12/17/27 .......... 8 6,930
Sabre GLBL, Inc., Term Loan B2, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.50%), 8.93%
,
 12/17/27 .......... 12 10,868
SS&C Technologies Holdings, Inc., Term Loan
B5, (1-mo. CME Term SOFR + 1.75%),
7.18%
,
 04/16/25 ................. 92 91,754
669,414
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.75%), 9.07%
,
 03/08/30
(d)(i)
........ 22 21,779
Trading Companies & Distributors — 0.3%
SRS Distribution, Inc., Term Loan
(d)
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.92%, 06/02/28 36 35,915
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.93%, 06/02/28 99 97,866
133,781
Total Floating Rate Loan Interests — 8.9%
(Cost: $3,877,077) .............................. 3,776,975
Security
Par (000)
Pa r (000) Value
Preferred Securities
Capital Trusts — 0.4%
Electric Utilities — 0.3%
NRG Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)(c)(d)
.............. USD 101 $ 98,920
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(b)(c)(d)
..................... 57 52,012
Total Preferred Securities — 0.4%
(Cost: $158,000) ................................ 150,932
Total Long-Term Investments — 100.1%
(Cost: $45,669,154) .............................. 42,357,983
Shares
Shares
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.23%
(j)(k)
.................. 84,681 84,681
Total Short-Term Securities — 0.2%
(Cost: $84,681) ................................ 84,681
Total Investments — 100.3%
(Cost: $45,753,835 ) .............................. 42,442,664
Liabilities in Excess of Other Assets — (0.3)% ............ (106,907)
Net Assets — 100.0% ..............................
$ 42,335,757
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Perpetual security with no stated maturity date.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Convertible security.
(g)
Zero-coupon bond.
(h)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)
Affiliate of the Fund.
(k)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,002,589 $ — $ (917,908)
(a)
$ — $ — $ 84,681 84,681 $ 38,753 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable High Yield Bond Fund

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 5-Year Note .................................................... 6 12/29/23 $ 632 $ (4,902)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 4,902 $ — $ 4,902
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (39,041) $ — $ (4,208) $ — $ (43,249)
Options purchased
(a)
..................... — — (72,448) — — — (72,448)
Options written ........................ — — 34,639 — — — 34,639
$ — $ — $ (76,850) $ — $ (4,208) $ — $ (81,058)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ (15,806) $ — $ (15,806)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 242,215
Average notional value of contracts — short ................................................................................. $ 188,280
Options
Average value of option contracts purchased ................................................................................ $ 8,924
Average value of option contracts written ................................................................................... $ 2,122

Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 153,257 $ — $ — $ 153,257
Corporate Bonds ........................................ — 38,276,819 — 38,276,819
Floating Rate Loan Interests
Air Freight & Logistics .................................... — 44,812 — 44,812
Chemicals ............................................ — 41,693 — 41,693
Commercial Services & Supplies ............................. — 30,427 — 30,427
Communications Equipment ................................ — 49,984 — 49,984
Containers & Packaging .................................. — 8,914 — 8,914
Diversified Consumer Services .............................. — 43,974 — 43,974
Diversified Telecommunication Services ........................ — 487,440 — 487,440
Financial Services ...................................... — 261,336 — 261,336
Food Products ......................................... — 6,511 — 6,511
Health Care Equipment & Supplies ........................... — 39,586 44,381 83,967
Health Care Providers & Services ............................ — 37,445 — 37,445
Health Care Technology .................................. — 683,981 — 683,981
Hotels, Restaurants & Leisure .............................. — 151,328 — 151,328
Household Durables ..................................... — 60,999 — 60,999
Insurance ............................................ — 364,716 — 364,716
Life Sciences Tools & Services .............................. — 124,019 — 124,019
Machinery ............................................ — 29,337 — 29,337
Media ............................................... — 373,098 — 373,098
Passenger Airlines ...................................... — 11,616 — 11,616
Professional Services .................................... — 12,844 — 12,844
Real Estate Management & Development ....................... — 43,560 — 43,560
Software ............................................. — 669,414 — 669,414
Textiles, Apparel & Luxury Goods ............................ — — 21,779 21,779
Trading Companies & Distributors ............................ — 133,781 — 133,781
Preferred Securities ....................................... — 150,932 — 150,932
Short-Term Securities
Money Market Funds ...................................... 84,681 — — 84,681
$ 237,938 $ 42,138,566 $ 66,160 $ 42,442,664
Derivative Financial Instruments
(a)
Liabilities
Interest rate contracts ....................................... $ (4,902) $ — $ — $ (4,902)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
September 30, 2023
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL Core CLO 4 Ltd., Series 2020-4A, Class
A1R, (3-mo. CME Term SOFR + 1.33%),
6.66%, 04/20/33
(a) (b)
............... USD 250 $ 248,622
Anchorage Capital CLO 3-R Ltd., Series 2014-
3RA, Class A, (3-mo. CME Term SOFR +
1.31%), 6.68%, 01/28/31
(a) (b)
......... 213 211,798
Ares LVI CLO Ltd., Series 2020-56A, Class AR,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.77%, 10/25/34
(a) (b)
......... 250 249,057
BA Credit Card Trust, Series 2023-A1, Class
A1, 4.79%, 05/15/28 .............. 100 98,556
Barings CLO Ltd., Series 2019-3A, Class A1R,
(3-mo. CME Term SOFR at 1.07% Floor +
1.33%), 6.66%, 04/20/31
(a) (b)
......... 250 248,796
Beechwood Park CLO Ltd., Series 2019-1A,
Class A1R, (3-mo. CME Term SOFR +
1.30%), 6.61%, 01/17/35
(a) (b)
......... 250 245,117
BlueMountain CLO XXII Ltd., Series 2018-22A,
Class A1, (3-mo. CME Term SOFR at 1.08%
Floor + 1.34%), 6.65%, 07/15/31
(a) (b)
.... 250 248,930
BMW Vehicle Owner Trust
Series 2022-A, Class A3, 3.21%, 08/25/26 237 231,206
Series 2023-A, Class A3, 5.47%, 02/25/28 66 65,826
Capital One Multi-Asset Execution Trust
Series 2022-A2, Class A, 3.49%, 05/15/27 24 23,186
Series 2022-A3, Class A, 4.95%, 10/15/27 64 63,266
Series 2023-A1, Class A, 4.42%, 05/15/28 111 108,267
Carmax Auto Owner Trust, Series 2023-3,
Class A3, 5.28%, 05/15/28 .......... 44 43,663
Chesapeake Funding II LLC, Series 2023-2A,
Class A1, 6.16%, 10/15/35
(b)
......... 130 129,930
CIFC Funding Ltd., Series 2021-5A, Class A,
(3-mo. CME Term SOFR at 1.14% Floor +
1.40%), 6.71%, 07/15/34
(a) (b)
......... 250 248,221
Clover CLO LLC, Series 2018-1A, Class A1R,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 6.71%, 04/20/32
(a) (b)
......... 250 249,375
College Ave Student Loans LLC, Series 2023-
A, Class A1, (1-mo. CME Term SOFR +
1.90%), 7.22%, 05/25/55
(a) (b)
......... 99 99,206
College Avenue Student Loans LLC, Series
2021-C, Class A1, (1-mo. CME Term SOFR
+ 1.01%), 6.33%, 07/26/55
(a) (b)
........ 77 74,460
Discover Card Execution Note Trust
Series 2023-A1, Class A, 4.31%, 03/15/28 102 99,284
Series 2023-A2, Class A, 4.93%, 06/15/28 31 30,621
Enterprise Fleet Financing LLC
(b)
Series 2022-4, Class A2, 5.76%, 10/22/29 215 214,542
Series 2023-1, Class A2, 5.51%, 01/22/29 90 89,256
Series 2023-2, Class A2, 5.56%, 04/22/30 145 143,881
Ford Credit Auto Owner Trust
Series 2022-B, Class A4, 3.93%, 08/15/27 44 42,606
Series 2023-1, Class A, 4.85%, 08/15/35
(b)
145 140,440
Series 2023-2, Class A, 5.28%, 02/15/36
(b)
170 167,425
Series 2023-B, Class A3, 5.23%, 05/15/28 68 67,497
Ford Credit Floorplan Master Owner Trust A
(b)
Series 2023-1, Class A1, 4.92%, 05/15/28 155 152,100
Series 2023-1, Class A2, (SOFR 30 day
Average + 1.25%), 6.56%, 05/15/28
(a)
. 100 100,660
FS Rialto Issuer LLC, Series 2022-FL5, Class
A, (1-mo. CME Term SOFR + 2.30%),
7.63%, 06/19/37
(a) (b)
............... 100 99,035
GM Financial Consumer Automobile
Receivables Trust
Series 2022-3, Class A3, 3.64%, 04/16/27 54 52,654
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2023-2, Class A3, 4.47%, 02/16/28 USD 107 $ 104,607
Series 2023-3, Class A3, 5.45%, 06/16/28 137 136,777
GMF Floorplan Owner Revolving Trust, Series
2023-1, Class A1, 5.34%, 06/15/28
(b)
.... 100 99,111
GoodLeap Sustainable Home Solutions Trust
(b)
Series 2021-3CS, Class A, 2.10%, 05/20/48 153 113,783
Series 2021-5CS, Class A, 2.31%, 10/20/48 78 58,528
Series 2022-1GS, Class A, 2.70%, 01/20/49 42 32,650
Series 2022-2CS, Class A, 4.00%, 04/20/49 22 19,251
Series 2022-3CS, Class A, 4.95%, 07/20/49 53 47,574
Series 2023-3C, Class A, 6.50%, 07/20/55 34 33,760
Honda Auto Receivables Owner Trust
Series 2023-1, Class A3, 5.04%, 04/21/27 65 64,341
Series 2023-2, Class A3, 4.93%, 11/15/27 48 47,361
Hyundai Auto Receivables Trust
Series 2022-B, Class A3, 3.72%, 11/16/26 55 53,689
Series 2023-B, Class A3, 5.48%, 04/17/28 47 46,931
John Deere Owner Trust, Series 2023-B, Class
A3, 5.18%, 03/15/28 .............. 34 33,702
Loanpal Solar Loan Ltd., Series 2021-1GS,
Class A, 2.29%, 01/20/48
(b)
.......... 128 96,059
Mosaic Solar Loan Trust, Series 2021-1A,
Class A, 1.51%, 12/20/46
(b)
.......... 89 70,289
Mosaic Solar Loans LLC, Series 2017-2A,
Class C, 2.00%, 06/22/43
(b)
.......... 9 9,182
Navient Private Education Refi Loan Trust
(b)
Series 2020-CA, Class A2B, (1-mo. CME
Term SOFR + 1.71%), 7.05%, 11/15/68
(a)
182 182,113
Series 2021-CA, Class A, 1.06%, 10/15/69 176 149,166
Series 2021-EA, Class A, 0.97%, 12/16/69 89 74,357
Series 2021-GA, Class A, 1.58%, 04/15/70 92 77,619
Series 2022-A, Class A, 2.23%, 07/15/70 . 120 103,901
Series 2022-BA, Class A, 4.16%, 10/15/70 104 97,429
Navistar Financial Dealer Note Master Owner
Trust II, Series 2023-1, Class A, 6.18%,
08/25/28
(b)
..................... 18 17,989
Nelnet Student Loan Trust, Series 2021-DA,
Class AFX, 1.63%, 04/20/62
(b)
........ 94 84,108
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class AR, (3-mo. CME
Term SOFR + 1.18%), 6.49%, 10/18/30
(a) (b)
244 242,309
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A1RR, (3-mo. CME Term
SOFR + 1.23%), 6.55%, 07/19/30
(a) (b)
... 230 228,990
OneMain Financial Issuance Trust
(b)
Series 2022-S1, Class A, 4.13%, 05/14/35 120 115,139
Series 2023-1A, Class A, 5.50%, 06/14/38 100 97,650
Series 2023-2A, Class A2, (SOFR 30 day
Average + 1.50%), 6.81%, 09/15/36
(a)
. 120 119,812
PFS Financing Corp., Series 2023-A, Class A,
5.80%, 03/15/28
(b)
................ 125 124,776
Porsche Financial Auto Securitization
Trust, Series 2023-1A, Class A3, 4.81%,
09/22/28
(b)
..................... 125 123,231
Prodigy Finance DAC, Series 2021-1A, Class
A, (1-mo. CME Term SOFR + 1.36%),
6.68%, 07/25/51
(a) (b)
............... 71 70,449
Romark CLO II Ltd., Series 2018-2A, Class A1,
(3-mo. CME Term SOFR + 1.44%), 6.79%,
07/25/31
(a) (b)
.................... 250 248,725
SMB Private Education Loan Trust
(a)(b)
Series 2022-B, Class A1B, (SOFR 30 day
Average + 1.45%), 6.76%, 02/16/55 .. 153 152,044
Series 2023-B, Class A1B, (SOFR 30 day
Average + 1.80%), 7.11%, 10/16/56 .. 96 96,431

Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
SoFi Professional Loan Program LLC
(b)
Series 2019-A, Class A2FX, 3.69%,
06/15/48 .................... USD 128 $ 122,089
Series 2019-B, Class A2FX, 3.09%,
08/17/48 .................... 32 29,595
SoFi Professional Loan Program Trust
(b)
Series 2020-A, Class A2FX, 2.54%,
05/15/46 .................... 56 51,390
Series 2021-B, Class AFX, 1.14%, 02/15/47 109 89,221
Sunnova Sol IV Issuer LLC, Series 2022-A,
Class A, 2.79%, 02/22/49
(b)
.......... 89 76,074
Toyota Auto Loan Extended Note Trust, Series
2023-1A, Class A, 4.93%, 06/25/36
(b)
... 100 97,652
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A3, 4.71%, 02/15/28 70 68,613
Series 2023-C, Class A3, 5.16%, 04/17/28 36 35,698
Trestles CLO III Ltd., Series 2020-3A, Class
A1, (3-mo. LIBOR USD at 1.33% Floor +
1.33%), 6.92%, 01/20/33
(a) (b)
......... 250 248,732
Volkswagen Auto Loan Enhanced Trust, Series
2023-1, Class A3, 5.02%, 06/20/28 ..... 100 98,952
Whitebox CLO II Ltd., Series 2020-2A, Class
A1R, (3-mo. CME Term SOFR at 1.22%
Floor + 1.48%), 6.83%, 10/24/34
(a) (b)
.... 250 247,980
Total Asset-Backed Securities — 19 .6%
(Cost: $ 9,207,033 ) .............................. 8,927,312
Corporate Bonds
Aerospace & Defense — 0.3%
(b)
Bombardier, Inc.
7.13% , 06/15/26 ................. 18 17,439
7.88% , 04/15/27 ................. 15 14,636
7.50% , 02/01/29 ................. 6 5,694
TransDigm, Inc.
6.25% , 03/15/26 ................. 65 63,868
6.75% , 08/15/28 ................. 26 25,597
6.88% , 12/15/30 ................. 4 3,922
131,156
Automobile Components — 0.2%
Clarios Global LP
(b)
6.25% , 05/15/26 ................. 65 63,599
6.75% , 05/15/28 ................. 13 12,691
Goodyear Tire & Rubber Co. (The), 9.50%,
05/31/25 ..................... 8 8,120
84,410
Automobiles — 0.9%
(b)
BMW US Capital LLC, 5.05%, 08/11/28 ... 100 97,793
Mercedes-Benz Finance North America LLC,
5.20%, 08/03/26 ................ 150 148,484
Nissan Motor Acceptance Co. LLC, 2.00%,
03/09/26 ..................... 165 147,481
393,758
Banks — 8.2%
Bank of America Corp.
(a)
(1-day SOFR + 0.91%), 0.98% , 09/25/25 200 189,428
(3-mo. CME Term SOFR + 1.13%), 2.46% ,
10/22/25 .................... 200 192,068
(1-day SOFR + 0.65%), 1.53% , 12/06/25 240 226,617
(1-day SOFR + 1.63%), 5.20% , 04/25/29 20 19,266
Bank of Montreal, 5.20%, 12/12/24 ...... 115 114,000
Banque Federative du Credit Mutuel SA
(c)
0.10% , 10/08/27 ................. EUR 100 90,456
4.13% , 09/18/30 ................. 100 104,429
Security
Par (000)
Par (000) Value
Banks (continued)
Barclays plc, (1-Year EUR Swap Annual +
1.75%), 4.92%, 08/08/30
(a) (c)
......... EUR 100 $ 104,151
BNP Paribas SA, (3-mo. EURIBOR + 0.80%),
0.38%, 10/14/27
(a) (c)
.............. 100 93,539
CaixaBank SA, (3-mo. EURIBOR + 0.85%),
0.38%, 11/18/26
(a) (c)
.............. 100 96,428
Citigroup, Inc.
(a)
(1-day SOFR + 0.53%), 1.28% , 11/03/25 USD 35 33,056
(1-day SOFR + 1.53%), 3.29% , 03/17/26 60 57,419
(1-day SOFR + 1.55%), 5.61% , 09/29/26 110 108,881
(1-day SOFR + 0.77%), 1.46% , 06/09/27 60 53,036
Commerzbank AG, (3-mo. EURIBOR + 1.95%),
5.25%, 03/25/29
(a) (c)
.............. EUR 100 105,496
Fifth Third Bancorp, (1-day SOFR + 2.34%),
6.34%, 07/27/29
(a)
............... USD 15 14,818
HSBC Holdings plc
(a)
(3-mo. CME Term SOFR + 1.40%), 2.63% ,
11/07/25 .................... 200 191,640
(1-day SOFR + 1.93%), 2.10% , 06/04/26 200 186,414
(Sterling Overnight Index Average +
2.12%), 6.80% , 09/14/31 ......... GBP 100 123,267
(3-mo. EURIBOR + 1.94%), 4.86% ,
05/23/33
(c)
................... EUR 100 103,876
HSBC USA, Inc., 5.63%, 03/17/25 ...... USD 200 198,816
ING Groep NV, (3-mo. EURIBOR + 1.10%),
2.13%, 05/23/26
(a) (c)
.............. EUR 100 101,889
JPMorgan Chase & Co.
(a)
(3-mo. CME Term SOFR + 1.51%), 3.96% ,
01/29/27 .................... USD 100 95,584
(3-mo. CME Term SOFR + 1.60%), 3.78% ,
02/01/28 .................... 215 200,244
(1-day SOFR + 1.45%), 5.30% , 07/24/29 90 87,568
PNC Financial Services Group, Inc. (The), (1-
day SOFR + 1.84%), 5.58%, 06/12/29
(a)
.. 100 97,011
Royal Bank of Canada, 6.00%, 11/01/27 ... 56 56,404
Societe Generale SA, (3-mo. EURIBOR +
1.28%), 0.88%, 09/22/28
(a) (c)
......... EUR 100 91,238
Toronto-Dominion Bank (The), 1.25%, 12/13/24 USD 150 142,003
Truist Financial Corp., (1-day SOFR + 2.05%),
6.05%, 06/08/27
(a)
............... 190 187,933
US Bancorp, (1-day SOFR + 2.02%), 5.78%,
06/12/29
(a)
.................... 75 73,003
Westpac Banking Corp., 4.18%, 05/22/28
(b)
. 200 190,886
3,730,864
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc., 4.00%,
04/13/28 ..................... 150 141,943
Biotechnology — 1.5%
AbbVie, Inc., 1.25%, 06/01/24 ......... EUR 100 103,675
Amgen, Inc., 5.15%, 03/02/28 ......... USD 140 137,689
Gilead Sciences, Inc.
3.70% , 04/01/24 ................. 385 380,786
2.95% , 03/01/27 ................. 50 46,137
668,287
Broadline Retail — 0.0%
(b)
Go Daddy Operating Co. LLC, 3.50%, 03/01/29 8 6,731
Match Group Holdings II LLC, 4.63%, 06/01/28 19 17,034
23,765
Building Products — 0.2%
Advanced Drainage Systems, Inc.
(b)
5.00% , 09/30/27 ................. 8 7,473
6.38% , 06/15/30 ................. 11 10,565
Carrier Global Corp., 2.24%, 02/15/25 .... 36 34,211

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
Standard Industries, Inc., 4.75%, 01/15/28
(b)
USD 20 $ 18,040
70,289
Capital Markets — 6.0%
Charles Schwab Corp. (The), 5.88%, 08/24/26 165 164,456
Credit Suisse AG
0.45% , 05/19/25
(c)
................ EUR 100 99,063
5.00% , 07/09/27 ................. USD 250 240,144
Deutsche Bank AG
Series E, 0.96% , 11/08/23 .......... 375 372,762
(1-day SOFR + 2.58%), 3.96% , 11/26/25
(a)
150 144,870
(3-mo. EURIBOR + 1.38%), 1.88% ,
02/23/28
(a) (c)
.................. EUR 100 94,397
Goldman Sachs Group, Inc. (The)
(a)
(1-day SOFR + 1.51%), 4.39% , 06/15/27 USD 155 149,149
(1-day SOFR + 1.11%), 2.64% , 02/24/28 95 84,712
Morgan Stanley
(a)
(1-day SOFR + 0.56%), 1.16% , 10/21/25 275 259,592
(3-mo. EURIBOR + 0.83%), 1.34% ,
10/23/26 .................... EUR 100 99,406
(1-day SOFR + 1.73%), 5.12% , 02/01/29 USD 250 240,754
(1-day SOFR + 1.63%), 5.45% , 07/20/29 70 68,213
Nasdaq, Inc., 5.35%, 06/28/28 ......... 100 98,173
State Street Corp., (1-day SOFR + 1.35%),
5.75%, 11/04/26
(a)
............... 70 69,754
UBS AG, 0.01%, 06/29/26
(c)
.......... EUR 200 188,622
UBS Group AG, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
0.85%), 1.49%, 08/10/27
(a) (b)
......... USD 400 349,144
2,723,211
Chemicals — 0.2%
Chemours Co. (The), 4.63%, 11/15/29
(b)
... 2 1,609
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 45 38,834
HB Fuller Co., 4.00%, 02/15/27 ........ 13 11,968
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 ................. 8 7,339
5.63% , 08/15/29 ................. 13 10,514
70,264
Commercial Services & Supplies — 0.6%
ADT Security Corp. (The), 4.13%, 08/01/29
(b)
8 6,764
Allied Universal Holdco LLC, 6.63%, 07/15/26
(b)
32 30,321
APX Group, Inc., 6.75%, 02/15/27
(b)
...... 8 7,682
Aramark Services, Inc.
(b)
6.38% , 05/01/25 ................. 9 9,144
5.00% , 02/01/28 ................. 17 15,722
Covanta Holding Corp., 4.88%, 12/01/29
(b)
. 5 4,102
Garda World Security Corp.
(b)
4.63% , 02/15/27 ................. 5 4,575
7.75% , 02/15/28 ................. 4 3,922
GFL Environmental, Inc.
(b)
5.13% , 12/15/26 ................. 14 13,336
4.00% , 08/01/28 ................. 7 6,116
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 6 5,880
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
. 2 1,811
Prime Security Services Borrower LLC
(b)
5.75% , 04/15/26 ................. 6 5,821
6.25% , 01/15/28 ................. 12 11,114
Republic Services, Inc., 3.38%, 11/15/27 ... 150 138,475
264,785
Communications Equipment — 0.1%
(b)
CommScope, Inc., 6.00%, 03/01/26 ...... 8 7,466
Viasat, Inc., 5.63%, 04/15/27 .......... 15 12,996
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
Viavi Solutions, Inc., 3.75%, 10/01/29 .... USD 6 $ 4,877
25,339
Consumer Finance — 1.5%
American Express Co., 2.55%, 03/04/27 ... 190 171,307
General Motors Financial Co., Inc.
3.50% , 11/07/24 ................. 100 97,100
6.05% , 10/10/25 ................. 100 99,557
John Deere Capital Corp.
5.15% , 09/08/26 ................. 65 64,795
4.95% , 07/14/28 ................. 35 34,517
OneMain Finance Corp.
6.88% , 03/15/25 ................. 2 1,984
7.13% , 03/15/26 ................. 12 11,753
SLM Corp., 3.13%, 11/02/26 .......... 7 6,072
Synchrony Financial, 4.88%, 06/13/25 .... 125 119,851
Toyota Motor Credit Corp., 5.40%, 11/10/25 . 100 99,953
706,889
Consumer Staples Distribution & Retail — 0.1%
(b)
Albertsons Cos., Inc.
3.25% , 03/15/26 ................. 6 5,558
5.88% , 02/15/28 ................. 34 32,724
6.50% , 02/15/28 ................. 3 2,965
United Natural Foods, Inc., 6.75%, 10/15/28 6 4,574
US Foods, Inc.
6.88% , 09/15/28 ................. 4 3,992
4.75% , 02/15/29 ................. 2 1,787
51,600
Containers & Packaging — 0.5%
Ball Corp.
4.88% , 03/15/26 ................. 72 69,148
6.00% , 06/15/29 ................. 5 4,854
Clydesdale Acquisition Holdings, Inc., 6.63%,
04/15/29
(b)
.................... 16 14,877
Crown Americas LLC, 4.25%, 09/30/26 ... 30 28,200
Graphic Packaging International LLC, 3.50%,
03/15/28
(b)
.................... 13 11,405
Mauser Packaging Solutions Holding Co.,
7.88%, 08/15/26
(b)
............... 47 45,343
Owens-Brockway Glass Container, Inc., 6.63%,
05/13/27
(b)
.................... 15 14,623
Sealed Air Corp.
(b)
4.00% , 12/01/27 ................. 20 17,846
6.13% , 02/01/28 ................. 3 2,905
209,201
Distributors — 0.0%
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28
(b)
2 1,995
Diversified REITs — 0.2%
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 13 11,555
Prologis LP, 4.88%, 06/15/28 .......... 85 82,821
94,376
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 1.80%, 09/05/26 .......... EUR 100 99,009
CCO Holdings LLC
(b)
5.13% , 05/01/27 ................. USD 15 13,976
5.00% , 02/01/28 ................. 19 17,255
6.38% , 09/01/29 ................. 12 11,189
Frontier Communications Holdings LLC
(b)
5.88% , 10/15/27 ................. 17 15,461
5.00% , 05/01/28 ................. 7 5,977
Level 3 Financing, Inc.
(b)
3.40% , 03/01/27 ................. 12 11,237
4.63% , 09/15/27 ................. 8 5,753
3.63% , 01/15/29 ................. 1 560

Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
10.50% , 05/15/30 ................ USD 9 $ 9,059
Uniti Group LP, 10.50%, 02/15/28
(b)
...... 7 6,856
Verizon Communications, Inc., 2.10%, 03/22/28 45 38,652
Zayo Group Holdings, Inc., 4.00%, 03/01/27
(b)
57 42,288
277,272
Electric Utilities — 2.2%
EDP - Energias de Portugal SA, 1.63%,
04/15/27
(c)
.................... EUR 100 97,283
Eversource Energy, 5.45%, 03/01/28 ..... USD 55 54,363
Exelon Corp., 5.15%, 03/15/28 ......... 150 147,205
FLUVIUS System Operator CVBA, 3.88%,
03/18/31
(c)
.................... EUR 100 103,295
NextEra Energy Capital Holdings, Inc.
4.20% , 06/20/24 ................. USD 230 226,935
6.05% , 03/01/25 ................. 75 75,114
4.90% , 02/28/28 ................. 50 48,391
NextEra Energy Operating Partners LP, 4.25%,
07/15/24
(b)
.................... 13 12,723
NRG Energy, Inc., 5.75%, 01/15/28 ...... 29 27,190
Pacific Gas & Electric Co., 6.10%, 01/15/29 . 85 83,021
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 66 57,321
Texas Electric Market Stabilization Funding N
LLC, Series A-1, 4.27%, 08/01/34
(b)
.... 94 88,042
1,020,883
Electrical Equipment — 0.1%
(b)
Sensata Technologies BV
5.00% , 10/01/25 ................. 15 14,542
4.00% , 04/15/29 ................. 3 2,583
Vertiv Group Corp., 4.13%, 11/15/28 ..... 18 15,822
32,947
Electronic Equipment, Instruments & Components — 0.0%
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
5 4,318
Entertainment — 0.1%
(b)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 3 1,978
Live Nation Entertainment, Inc.
6.50% , 05/15/27 ................. 2 1,972
4.75% , 10/15/27 ................. 13 11,903
3.75% , 01/15/28 ................. 23 20,298
36,151
Financial Services — 0.8%
Block, Inc., 2.75%, 06/01/26 .......... 23 20,686
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 13 12,804
Fidelity National Information Services, Inc.
1.15% , 03/01/26 ................. 200 179,182
4.70% , 07/15/27 ................. 41 39,741
MGIC Investment Corp., 5.25%, 08/15/28 .. 10 9,312
Nationstar Mortgage Holdings, Inc., 6.00%,
01/15/27
(b)
.................... 3 2,835
PayPal Holdings, Inc., 2.65%, 10/01/26 ... 110 101,451
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. 9 7,926
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 15 14,143
388,080
Food Products — 0.6%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
..... 2 2,003
Chobani LLC, 4.63%, 11/15/28
(b)
........ 14 12,347
Darling Ingredients, Inc., 5.25%, 04/15/27
(b)
. 23 21,917
General Mills, Inc., 5.24%, 11/18/25 ...... 95 94,144
Kraft Heinz Foods Co., 3.00%, 06/01/26 ... 100 93,742
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(b)
37 34,127
258,280
Security
Par (000)
Par (000) Value
Ground Transportation — 0.1%
(b)
Uber Technologies, Inc.
8.00% , 11/01/26 ................. USD 6 $ 6,071
6.25% , 01/15/28 ................. 28 27,380
4.50% , 08/15/29 ................. 12 10,726
Williams Scotsman International, Inc., 4.63%,
08/15/28 ..................... 14 12,530
56,707
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
.. 26 23,704
Bausch & Lomb Escrow Corp., 8.38%,
10/01/28
(b)
.................... 20 20,059
Hologic, Inc., 4.63%, 02/01/28
(b)
........ 9 8,281
Medline Borrower LP
(b)
3.88% , 04/01/29 ................. 14 11,836
5.25% , 10/01/29 ................. 12 10,372
Teleflex, Inc.
4.63% , 11/15/27 ................. 2 1,835
4.25% , 06/01/28
(b)
................ 12 10,735
86,822
Health Care Providers & Services — 1.9%
Community Health Systems, Inc.
(b)
6.00% , 01/15/29 ................. 17 13,729
5.25% , 05/15/30 ................. 6 4,561
CVS Health Corp., 6.25%, 06/01/27 ...... 50 50,937
Elevance Health, Inc.
5.35% , 10/15/25 ................. 225 223,581
3.65% , 12/01/27 ................. 100 92,690
Encompass Health Corp., 4.50%, 02/01/28 . 34 30,978
HCA, Inc.
5.25% , 04/15/25 ................. 50 49,382
5.88% , 02/15/26 ................. 155 154,141
5.63% , 09/01/28 ................. 75 73,129
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 17 14,643
Legacy LifePoint Health LLC, 4.38%,
02/15/27
(b)
.................... 2 1,720
LifePoint Health, Inc.
9.88% , 08/15/30
(b)
................ 4 3,873
Class B, 11.00% , 10/15/30 .......... 7 7,000
Molina Healthcare, Inc., 4.38%, 06/15/28
(b)
. 22 19,713
Tenet Healthcare Corp.
6.25% , 02/01/27 ................. 2 1,935
5.13% , 11/01/27 ................. 54 50,254
UnitedHealth Group, Inc., 2.95%, 10/15/27 . 100 91,482
883,748
Health Care REITs — 0.5%
Healthpeak OP LLC, 1.35%, 02/01/27 .... 100 86,957
Welltower OP LLC
4.00% , 06/01/25 ................. 50 48,309
4.25% , 04/01/26 ................. 100 96,019
231,285
Hotels, Restaurants & Leisure — 0.3%
(b)
1011778 BC ULC
3.88% , 01/15/28 ................. 8 7,176
4.38% , 01/15/28 ................. 35 31,547
4.00% , 10/15/30 ................. 8 6,648
Cedar Fair LP, 5.50%, 05/01/25 ........ 9 8,813
Hilton Domestic Operating Co., Inc.
5.75% , 05/01/28 ................. 58 56,070
3.75% , 05/01/29 ................. 2 1,730
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28 ..................... 4 3,991
Lindblad Expeditions LLC, 6.75%, 02/15/27 . 6 5,618
Six Flags Theme Parks, Inc., 7.00%, 07/01/25 6 5,985

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Vail Resorts, Inc., 6.25%, 05/15/25 ...... USD 9 $ 8,951
136,529
Household Durables — 0.0%
(b)
Dream Finders Homes, Inc., 8.25%, 08/15/28 2 2,014
Tempur Sealy International, Inc., 4.00%,
04/15/29 ..................... 10 8,346
10,360
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
.................... 90 80,492
TransAlta Corp., 7.75%, 11/15/29 ....... 20 20,250
100,742
Insurance — 0.4%
(b)
Alliant Holdings Intermediate LLC
4.25% , 10/15/27 ................. 77 68,941
6.75% , 04/15/28 ................. 10 9,651
AmWINS Group, Inc., 4.88%, 06/30/29 .... 3 2,629
HUB International Ltd., 7.25%, 06/15/30 ... 29 28,947
Jones Deslauriers Insurance Management,
Inc., 8.50%, 03/15/30 ............. 10 10,073
NFP Corp., 4.88%, 08/15/28 .......... 52 45,778
166,019
IT Services — 0.4%
Central Parent LLC, 8.00%, 06/15/29
(b)
.... 8 7,970
Gartner, Inc., 4.50%, 07/01/28
(b)
........ 26 23,720
International Business Machines Corp., 0.95%,
05/23/25 ..................... EUR 100 100,582
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... USD 22 19,580
Twilio, Inc., 3.63%, 03/15/29 .......... 23 19,254
171,106
Leisure Products — 0.0%
Acushnet Co., 7.38%, 10/15/28
(b)
....... 2 2,015
Life Sciences Tools & Services — 0.1%
(b)
Charles River Laboratories International, Inc.,
4.25%, 05/01/28 ................ 32 28,697
Fortrea Holdings, Inc., 7.50%, 07/01/30 ... 4 3,892
Star Parent, Inc., 9.00%, 10/01/30 ....... 15 15,157
47,746
Machinery — 0.1%
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
6 5,225
Otis Worldwide Corp., 5.25%, 08/16/28 ... 35 34,404
Wabash National Corp., 4.50%, 10/15/28
(b)
. 10 8,424
48,053
Media — 0.3%
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 ................. 39 34,632
9.00% , 09/15/28 ................. 19 18,816
Comcast Corp., 4.15%, 10/15/28 ....... 45 42,627
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
. 12 10,610
GCI LLC, 4.75%, 10/15/28
(b)
.......... 2 1,725
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 2 1,798
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
.... 3 2,670
Outfront Media Capital LLC, 5.00%, 08/15/27
(b)
13 11,454
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
... 2 1,519
Sirius XM Radio, Inc.
(b)
3.13% , 09/01/26 ................. 7 6,239
5.00% , 08/01/27 ................. 2 1,827
TEGNA, Inc., 4.75%, 03/15/26
(b)
........ 2 1,895
Univision Communications, Inc.
(b)
6.63% , 06/01/27 ................. 6 5,588
Security
Par (000)
Par (000) Value
Media (continued)
8.00% , 08/15/28 ................. USD 7 $ 6,786
148,186
Metals & Mining — 0.3%
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 61 60,270
Novelis Corp.
(b)
3.25% , 11/15/26 ................. 37 33,045
3.88% , 08/15/31 ................. 21 16,770
Steel Dynamics, Inc., 2.40%, 06/15/25 .... 50 46,977
157,062
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.50%,
11/01/23
(b)
.................... 2 1,996
Multi-Utilities — 0.8%
E.ON SE, 0.88%, 01/08/25
(c)
.......... EUR 30 30,476
Engie SA, 1.75%, 03/27/28
(c)
.......... 100 96,259
San Diego Gas & Electric Co., 4.95%, 08/15/28 USD 95 92,483
Sempra, 3.30%, 04/01/25 ............ 50 48,062
Veolia Environnement SA, 0.00%, 01/14/27
(c)
EUR 100 93,078
360,358
Oil, Gas & Consumable Fuels — 0.3%
Eni SpA, 1.00%, 03/14/25
(c)
........... 100 101,116
Western Midstream Operating LP, 6.35%,
01/15/29 ..................... USD 25 25,052
126,168
Passenger Airlines — 0.1%
(b)
American Airlines, Inc.
5.50% , 04/20/26 ................. 12 11,848
7.25% , 02/15/28 ................. 2 1,912
5.75% , 04/20/29 ................. 6 5,581
Mileage Plus Holdings LLC, 6.50%, 06/20/27 9 8,705
United Airlines, Inc.
4.38% , 04/15/26 ................. 40 36,992
4.63% , 04/15/29 ................. 3 2,578
67,616
Personal Care Products — 0.0%
Coty, Inc., 6.63%, 07/15/30
(b)
.......... 6 5,858
Pharmaceuticals — 0.2%
Catalent Pharma Solutions, Inc.
(b)
5.00% , 07/15/27 ................. 9 8,257
3.50% , 04/01/30 ................. 2 1,646
Pfizer Investment Enterprises Pte. Ltd., 4.45%,
05/19/28 ..................... 61 58,811
Teva Pharmaceutical Finance Netherlands III
BV, 3.15%, 10/01/26 ............. 15 13,338
82,052
Professional Services — 0.1%
(b)
AMN Healthcare, Inc., 4.63%, 10/01/27 ... 11 9,941
CoreLogic, Inc., 4.50%, 05/01/28 ....... 11 8,347
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 7 6,035
24,323
Real Estate Management & Development — 0.1%
Anywhere Real Estate Group LLC
Series AI, 7.00% , 04/15/30 .......... 6 5,054
7.00% , 04/15/30
(b)
................ 5 4,512
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
............... 16 14,762
Greystar Real Estate Partners LLC, 7.75%,
09/01/30
(b)
.................... 3 2,964
Howard Hughes Corp. (The), 5.38%, 08/01/28
(b)
12 10,573
37,865

Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... USD 4 $ 3,333
Semiconductors & Semiconductor Equipment — 2.0%
Broadcom Corp.
3.13% , 01/15/25 ................. 5 4,821
3.88% , 01/15/27 ................. 20 18,792
Entegris Escrow Corp., 4.75%, 04/15/29
(b)
.. 27 24,273
Entegris, Inc., 4.38%, 04/15/28
(b)
....... 8 7,121
Intel Corp., 4.88%, 02/10/28 .......... 70 68,667
Lam Research Corp.
3.80% , 03/15/25 ................. 6 5,844
3.75% , 03/15/26 ................. 143 137,592
NCR Atleos Escrow Corp., 9.50%, 04/01/29
(b)
4 3,869
NXP BV
4.88% , 03/01/24 ................. 225 223,447
2.70% , 05/01/25 ................. 330 313,058
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 5 4,125
Texas Instruments, Inc., 4.60%, 02/15/28 .. 100 98,013
909,622
Software — 1.9%
Alteryx, Inc., 8.75%, 03/15/28
(b)
........ 9 8,960
Boxer Parent Co., Inc., 7.13%, 10/02/25
(b)
.. 6 5,970
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
. 5 4,881
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... 6 5,817
Clarivate Science Holdings Corp., 3.88%,
07/01/28
(b)
.................... 41 35,494
Cloud Software Group, Inc., 6.50%, 03/31/29
(b)
71 62,787
Consensus Cloud Solutions, Inc., 6.00%,
10/15/26
(b)
.................... 13 11,966
Elastic NV, 4.13%, 07/15/29
(b)
......... 18 15,330
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 12 10,729
Gen Digital, Inc., 6.75%, 09/30/27
(b)
...... 10 9,804
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 7 6,217
NCR Corp., 6.13%, 09/01/29
(b)
......... 5 5,128
Open Text Corp., 6.90%, 12/01/27
(b)
..... 15 15,034
Oracle Corp.
1.65% , 03/25/26 ................. 110 99,636
2.65% , 07/15/26 ................. 277 255,393
PTC, Inc., 4.00%, 02/15/28
(b)
.......... 14 12,547
Sabre GLBL, Inc., 8.63%, 06/01/27
(b)
..... 7 5,935
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
23 21,704
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 2 1,671
VMware, Inc.
1.40% , 08/15/26 ................. 155 136,726
3.90% , 08/21/27 ................. 55 51,239
Workday, Inc., 3.50%, 04/01/27 ........ 80 74,643
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
16 13,335
870,946
Specialized REITs — 2.1%
American Tower Corp.
1.60% , 04/15/26 ................. 330 296,295
0.45% , 01/15/27 ................. EUR 100 92,879
3.55% , 07/15/27 ................. USD 50 45,925
Crown Castle, Inc.
3.20% , 09/01/24 ................. 50 48,724
1.05% , 07/15/26 ................. 170 149,171
4.80% , 09/01/28 ................. 60 56,950
Equinix, Inc.
1.00% , 09/15/25 ................. 200 181,698
1.55% , 03/15/28 ................. 65 54,170
Iron Mountain, Inc., 7.00%, 02/15/29
(b)
.... 29 28,363
SBA Communications Corp.
3.88% , 02/15/27 ................. 20 18,326
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
3.13% , 02/01/29 ................. USD 6 $ 5,004
977,505
Specialty Retail — 0.6%
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 8 6,891
Home Depot, Inc. (The), 2.88%, 04/15/27 .. 55 50,919
Lowe's Cos., Inc., 3.10%, 05/03/27 ...... 180 165,765
SRS Distribution, Inc., 4.63%, 07/01/28
(b)
.. 42 36,284
259,859
Technology Hardware, Storage & Peripherals — 0.0%
Seagate HDD Cayman, 8.25%, 12/15/29
(b)
. 9 9,243
Textiles, Apparel & Luxury Goods — 0.1%
(b)
Crocs, Inc., 4.25%, 03/15/29 .......... 10 8,274
Hanesbrands, Inc., 4.88%, 05/15/26 ..... 11 10,084
William Carter Co. (The), 5.63%, 03/15/27 .. 14 13,465
31,823
Trading Companies & Distributors — 0.3%
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
50 43,652
Beacon Roofing Supply, Inc., 6.50%, 08/01/30
(b)
4 3,877
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 14 13,239
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 8 7,011
United Rentals North America, Inc.
4.88% , 01/15/28 ................. 21 19,616
6.00% , 12/15/29
(b)
................ 15 14,605
WESCO Distribution, Inc., 7.25%, 06/15/28
(b)
24 24,117
126,117
Wireless Telecommunication Services — 0.3%
Rogers Communications, Inc., 3.20%, 03/15/27 145 132,625
T-Mobile USA, Inc., 2.25%, 02/15/26 ..... 23 21,173
153,798
Total Corporate Bonds — 38 .9%
(Cost: $ 18,632,084 ) .............................. 17,704,925
Foreign Agency Obligations
France — 0.2%
Electricite de France SA, 1.00%
,
10/13/26
(c)
. EUR 100 97,045
Germany — 0.4%
Kreditanstalt fuer Wiederaufbau, 0.00%
,
09/15/28
(c)
..................... 200 179,754
Italy — 0.2%
ACEA SpA, 0.00%
,
09/28/25
(c)
.......... 100 97,336
Supranational — 0.9%
European Investment Bank, 0.50%
,
11/15/23
(c)
400 421,335
Total Foreign Agency Obligations — 1 .7%
(Cost: $ 879,000 ) ................................ 795,470
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.8%
(b)
Angel Oak Mortgage Trust, Series 2022-2,
Class A1, 3.35%, 01/25/67
(a)
......... USD 41 36,055
BRAVO Residential Funding Trust, Series
2023-NQM6, Class A1, 6.60%, 09/25/63
(d)
100 99,753
COLT Mortgage Loan Trust, Series 2022-3,
Class A1, 3.90%, 02/25/67
(a)
......... 86 77,716
CSMC Trust, Series 2021-NQM8, Class A1,
1.84%, 10/25/66
(a)
................ 79 63,684
Deephaven Residential Mortgage Trust, Series
2021-4, Class A1, 1.93%, 11/25/66
(a)
.... 77 63,660
Flagstar Mortgage Trust, Series 2021-12, Class
A19, 5.00%, 11/25/51
(a)
............. 111 102,602

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
GCAT Trust, Series 2021-NQM7, Class A1,
1.91%, 08/25/66
(a)
................ USD 61 $ 51,689
JP Morgan Mortgage Trust, Series 2021-7,
Class A3, 2.50%, 11/25/51
(a)
......... 107 80,482
MFA Trust, Series 2023-INV2, Class A1, 6.77%,
10/25/58
(d)
..................... 100 99,765
Mill City Mortgage Loan Trust, Series 2017-3,
Class A1, 2.75%, 01/25/61
(a)
......... 24 22,876
OBX Trust, Series 2023-NQM6, Class A1,
6.52%, 07/25/63
(d)
................ 107 107,439
PRKCM Trust, Series 2023-AFC3, Class A1,
6.58%, 09/25/58 ................. 100 99,317
RCKT Mortgage Trust, Series 2022-4, Class
A2, 3.50%, 06/25/52
(a)
............. 91 75,102
Towd Point Mortgage Trust
(a)
Series 2015-1, Class A5, 4.31%, 10/25/53 100 97,890
Series 2018-1, Class A1, 3.00%, 01/25/58 56 54,181
Series 2018-2, Class A1, 3.25%, 03/25/58 57 54,468
Series 2018-6, Class A1A, 3.75%, 03/25/58 82 79,181
1,265,860
Commercial Mortgage-Backed Securities — 3.6%
AREIT LLC, Series 2022-CRE7, Class A,
(1-mo. CME Term SOFR + 2.24%), 7.57%,
06/17/39
(a) (b)
.................... 100 99,750
BAMLL Commercial Mortgage Securities
Trust, Series 2015-200P, Class A, 3.22%,
04/14/33
(b)
..................... 100 93,216
BBCMS Mortgage Trust, Series 2023-C19,
Class A2B, 5.75%, 04/15/56 ......... 50 48,773
Benchmark Mortgage Trust, Series 2023-V3,
Class A3, 6.36%, 07/15/56
(a)
......... 50 50,536
CENT Trust, Series 2023-CITY, Class A,
(1-mo. CME Term SOFR + 2.62%), 7.95%,
09/15/28
(a) (b)
.................... 40 39,983
Commercial Mortgage Trust, Series 2015-
CR22, Class A5, 3.31%, 03/10/48 ...... 200 190,885
CSAIL Commercial Mortgage Trust, Series
2016-C5, Class A5, 3.76%, 11/15/48 .... 200 190,071
Grace Trust, Series 2020-GRCE, Class A,
2.35%, 12/10/40
(b)
................ 150 114,337
JPMorgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2021-NYAH, Class A, (1-mo. CME
Term SOFR + 0.87%), 6.21%, 06/15/38
(a)
200 194,972
Series 2022-OPO, Class A, 3.02%, 01/05/39 100 80,118
MAD Mortgage Trust, Series 2017-330M, Class
A, 3.29%, 08/15/34
(a) (b)
............. 250 224,375
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2014-C15, Class A4, 4.05%,
04/15/47 .................... 102 101,126
Series 2015-C20, Class A4, 3.25%,
02/15/48 .................... 180 172,602
Ready Capital Mortgage Financing LLC, Series
2022-FL8, Class A, (SOFR 30 day Average
+ 1.65%), 6.96%, 01/25/37
(a) (b)
........ 22 21,568
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A4, 3.64%,
12/15/59 ...................... 50 46,320
1,668,632
Total Non-Agency Mortgage-Backed Securities — 6 .4%
(Cost: $ 3,166,700 ) .............................. 2,934,492
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Agency Obligations — 2.7%
Federal Farm Credit Bank Bonds
1.30% , 02/03/31 ................. USD 150 $ 114,124
1.68% , 09/17/35 ................. 220 147,968
2.17% , 10/29/29 ................. 80 67,253
2.25% , 08/15/29 ................. 150 127,372
Federal Home Loan Bank Bonds
0.60% , 12/30/26 ................. 120 104,040
2.06% , 09/27/29 ................. 150 125,591
2.18% , 11/06/29 ................. 100 84,037
Federal Home Loan Mortgage Corp.
0.65% , 05/28/26 ................. 120 106,718
4.20% , 08/28/25 ................. 150 146,574
Federal National Mortgage Association
0.74% , 08/25/27 ................. 120 101,732
0.81% , 09/25/28 ................. 120 97,499
1,222,908
Collateralized Mortgage Obligations — 0.2%
Federal National Mortgage Association , Series
2020-79 , 1.50% , 11/25/50 ........... 52 43,795
Government National Mortgage Association ,
Series 2020-127 , Class LP , 1.50% , 06/20/50 83 62,809
106,604
Mortgage-Backed Securities — 8.3%
Government National Mortgage Association
2.50% , 10/20/51 ................. 197 160,115
3.00% , 10/20/51 ................. 961 816,727
Uniform Mortgage-Backed Securities
2.50% , 11/01/51 ................. 182 146,606
3.00% , 11/01/51 ................. 249 210,422
3.50% , 11/01/51 ................. 922 816,407
4.00% , 10/25/53
(e)
................ 890 792,309
4.50% , 10/25/53
(e)
................ 440 403,975
5.00% , 10/25/53
(e)
................ 450 424,547
3,771,108
Total U.S. Government Sponsored Agency Securities — 11 .2%
(Cost: $ 5,673,469 ) .............................. 5,100,620
U.S. Treasury Obligations
U.S. Treasury Notes
2.88% , 06/15/25 ................. 680 654,659
3.50% , 09/15/25 ................. 1,835 1,781,240
3.88% , 01/15/26 ................. 1,500 1,464,727
4.00% , 02/15/26 ................. 530 518,800
4.63% , 03/15/26 - 09/15/26 .......... 2,005 1,993,293
3.75% , 04/15/26 ................. 1,560 1,517,344
3.63% , 05/15/26 ................. 555 537,981
4.50% , 07/15/26 ................. 900 891,703
4.38% , 08/15/26 ................. 560 553,044
Total U.S. Treasury Obligations — 21 .8%
(Cost: $ 10,083,633 ) .............................. 9,912,791
Total Long-Term Investments — 99.6%
(Cost: $ 47,641,919 ) .............................. 45,375,610

Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Short-Term Securities
Commercial Paper — 2.7%
(f)
AT&T, Inc., 5.93%
,
02/21/24 ........... USD 250 $ 244,252
Harley-Davidson Financial Services, Inc.,
6.14%
,
11/14/23
(b)
................ 250 248,168
HSBC USA, Inc., 6.55%
,
06/24/24 ....... 250 238,777
NatWest Markets plc, 5.74%
,
02/26/24 .... 250 244,107
Societe Generale SA, 5.70%
,
03/06/24 .... 250 243,749
Total Commercial Paper — 2 .7%
(Cost: $ 1,219,729 ) .............................. 1,219,053
Security
Shares
Shares Value
Money Market Funds — 2.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.23%
(g) (h)
................. 933,595 $ 933,595
Total Money Market Funds — 2 .0%
(Cost: $ 933,595 ) ................................ 933,595
Total Short-Term Securities — 4.7%
(Cost: $ 2,153,324 ) .............................. 2,152,648
Total Options Purchased — 0 .0%
( Cost: $ 9,806 ) ................................. 3,375
Total Investments Before Options Written — 104 .3%
(Cost: $ 49,805,049 ) .............................. 47,531,633
Total Options Written — (0.0) %
(Premium Received — $ (5,540) ) ..................... (1,687)
Total Investments Net of Options Written — 104 .3%
(Cost: $ 49,799,509 ) .............................. 47,529,946
Liabilities in Excess of Other Assets — (4.3) % ............ (1,970,272)
Net Assets — 100.0% ..............................
$ 45,559,674
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Represents or includes a TBA transaction.
(f)
Rates are discount rates or a range of discount rates as of period end.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,345,914 $ — $ (412,319)
(a)
$ — $ — $ 933,595 933,595 $ 33,894 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Low Duration Bond Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 3 12/19/23 $ 324 $ 120
U.S. Treasury 2-Year Note .................................................... 87 12/29/23 17,634 (62,004)
(61,884)
Short Contracts
Euro-Bobl ............................................................... 3 12/07/23 367 3,707
Euro-Bund .............................................................. 8 12/07/23 1,088 22,401
Euro-Schatz ............................................................. 5 12/07/23 555 1,545
U.S. Treasury 10-Year Ultra Note ............................................... 17 12/19/23 1,896 43,293
U.S. Treasury Long Bond ..................................................... 5 12/19/23 569 32,256
U.S. Treasury Ultra Bond ..................................................... 2 12/19/23 238 16,467
Long Gilt ................................................................ 1 12/27/23 115 76
U.S. Treasury 5-Year Note .................................................... 45 12/29/23 4,740 32,707
152,452
$ 90,568
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 24,000 USD 25,459 Morgan Stanley & Co. International plc 12/20/23 $ 11
USD 2,527,920 EUR 2,361,000 Deutsche Bank AG 12/20/23 22,272
USD 512,145 EUR 477,000 JPMorgan Chase Bank NA 12/20/23 5,921
USD 63,006 EUR 59,000 Morgan Stanley & Co. International plc 12/20/23 393
USD 122,591 GBP 99,000 Barclays Bank plc 12/20/23 1,732
USD 55,857 GBP 45,000 Morgan Stanley & Co. International plc 12/20/23 921
31,250
EUR 50,000 USD 53,534 Barclays Bank plc 12/20/23 (470)
GBP 45,000 USD 55,224 Morgan Stanley & Co. International plc 12/20/23 (288)
(758)
$ 30,492
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR Interest Futures .................... 30 11/10/23 USD 96.00 USD 7,500 $ 3,375
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR Interest Futures ..................... 45 11/10/23 USD 96.50 USD 11,250 $ (1,687)

Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 41.V1 ..................... 5.00 % Quarterly 12/20/28 USD 1,470 $ 12,080 $ (9,849) $ 21,929
Markit CDX North American Investment Grade
Index Series 41.V1 ................ 1.00 Quarterly 12/20/28 USD 980 (12,010) (14,096) 2,086
$ 70 $ (23,945) $ 24,015
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
39.V2 ........... 5.00 % Quarterly 12/20/27 B+ — $ (2,145) $ — $ (2,145)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ — $ (23,945) $ 24,015 $ (2,145) $ —
Options Written ................................................... N/A N/A 3,853 — (1,687)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Low Duration Bond Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 152,572 $ — $ 152,572
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 31,250 — — 31,250
Options purchased
Investments at value — unaffiliated
(b)
............ — — — — 3,375 — 3,375
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 24,015 — — — — 24,015
$ — $ 24,015 $ — $ 31,250 $ 155,947 $ — $ 211,212
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 62,004 $ — $ 62,004
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 758 — — 758
Options written
Options written at value ..................... — — — — 1,687 — 1,687
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 2,145 — — — — 2,145
$ — $ 2,145 $ — $ 758 $ 63,691 $ — $ 66,594
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ 8,174 $ — $ 8,174
Forward foreign currency exchange contracts .... — — — (188,812) — — (188,812)
Swaps .............................. — (157,940) — — (4,150) — (162,090)
$ — $ (157,940) $ — $ (188,812) $ 4,024 $ — $ (342,728)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ 25,657 $ — $ 25,657
Forward foreign currency exchange contracts .... — — — (51,508) — — (51,508)
Options purchased
(a)
..................... — — — — (6,431) — (6,431)
Options written ........................ — — — — 3,853 — 3,853
Swaps .............................. — 24,284 — — (14,519) — 9,765
$ — $ 24,284 $ — $ (51,508) $ 8,560 $ — $ (18,664)
(a)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 18,121,619
Average notional value of contracts — short ................................................................................. $ 9,385,411
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 3,262,887
Average amounts sold — in USD ........................................................................................ $ 539,242
Options
Average value of option contracts purchased ................................................................................ $ 844
Average value of option contracts written ................................................................................... $ 422
Credit default swaps
Average notional value — buy protection ................................................................................... $ 2,845,000
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 512,500
Average notional value — receives fixed rate ................................................................................ $ 512,500
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 10,130 $ 33,100
Forward foreign currency exchange contracts ................................................................. 31,250 758
Options
(a)
......................................................................................... 3,375 1,687
Swaps — centrally cleared .............................................................................. 43,187 —
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 87,942 $ 35,545
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(56,692) (34,787)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 31,250 $ 758
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Barclays Bank plc ................................ $ 1,732 $ (470) $ — $ — $ 1,262
Deutsche Bank AG ............................... 22,272 — — — 22,272
JPMorgan Chase Bank NA .......................... 5,921 — — — 5,921
Morgan Stanley & Co. International plc .................. 1,325 (288) — — 1,037
$ 31,250 $ (758) $ — $ — $ 30,492
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
Barclays Bank plc ................................ $ 470 $ (470) $ — $ — $ —
Morgan Stanley & Co. International plc .................. 288 (288) — — —
$ 758 $ (758) $ — $ — $ —
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Low Duration Bond Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 8,927,312 $ — $ 8,927,312
Corporate Bonds ........................................ — 17,704,925 — 17,704,925
Foreign Agency Obligations ................................. — 795,470 — 795,470
Non-Agency Mortgage-Backed Securities ........................ — 2,934,492 — 2,934,492
U.S. Government Sponsored Agency Securities .................... — 5,100,620 — 5,100,620
U.S. Treasury Obligations ................................... — 9,912,791 — 9,912,791
Short-Term Securities
Commercial Paper ....................................... — 1,219,053 — 1,219,053
Money Market Funds ...................................... 933,595 — — 933,595
Options Purchased
Interest rate contracts ...................................... 3,375 — — 3,375
$ 936,970 $ 46,594,663 $ — $ 47,531,633
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 24,015 $ — $ 24,015
Foreign currency exchange contracts ............................ — 31,250 — 31,250
Interest rate contracts ....................................... 152,572 — — 152,572
Liabilities
Credit contracts ........................................... — (2,145) — (2,145)
Foreign currency exchange contracts ............................ — (758) — (758)
Interest rate contracts ....................................... (63,691) — — (63,691)
$ 88,881 $ 52,362 $ — $ 141,243
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Schedule of Investments
September 30, 2023
BlackRock Sustainable Total Return Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 7.9%
(a)(b)
AGL Core CLO 4 Ltd., Series 2020-4A,
Class A1R, (3-mo. CME Term SOFR
+ 1.33%), 6.66%, 04/20/33 ..... USD 250 $ 248,622
Anchorage Capital CLO 8 Ltd., Series
2016-8A, Class BR2, (3-mo. CME
Term SOFR + 2.06%), 7.42%,
10/27/34 ................. 250 248,376
Bridge Street CLO II Ltd., Series 2021-
1A, Class A1A, (3-mo. CME Term
SOFR at 1.23% Floor + 1.49%),
6.82%, 07/20/34 ............ 250 247,788
CIFC Funding Ltd., Series 2020-3A,
Class A1R, (3-mo. CME Term SOFR
+ 1.39%), 6.72%, 10/20/34 ..... 250 248,448
Gilbert Park CLO Ltd., Series 2017-1A,
Class A, (3-mo. CME Term SOFR
at 1.19% Floor + 1.45%), 6.76%,
10/15/30 ................. 240 239,443
Madison Park Funding XIX Ltd., Series
2015-19A, Class A1R2, (3-mo.
CME Term SOFR at 0.92% Floor +
1.18%), 6.53%, 01/22/28 ....... 668 665,514
Neuberger Berman Loan Advisers CLO
35 Ltd., Series 2019-35A, Class C,
(3-mo. CME Term SOFR + 2.86%),
8.18%, 01/19/33 ............ 250 250,718
Palmer Square CLO Ltd., Series 2021-
3A, Class A1, (3-mo. CME Term
SOFR + 1.41%), 6.72%, 01/15/35 250 248,609
Pikes Peak CLO 8, Series 2021-8A,
Class B, (3-mo. CME Term SOFR +
2.01%), 7.34%, 07/20/34 ....... 250 249,025
TCW CLO AMR Ltd., Series 2019-1A,
Class ASNR, (3-mo. CME Term
SOFR at 1.22% Floor + 1.48%),
6.85%, 08/16/34 ............ 250 246,895
Trimaran CAVU Ltd., Series 2021-2A,
Class D1, (3-mo. CME Term SOFR
+ 3.51%), 8.86%, 10/25/34 ..... 250 245,766
3,139,204
Ireland — 0.3%
Prodigy Finance DAC, Series 2021-1A,
Class A, (1-mo. CME Term SOFR +
1.36%), 6.68%, 07/25/51
(a) (b)
.... 149 147,661
United States — 6.9%
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2021-FL1,
Class A, (1-mo. CME Term SOFR
at 0.97% Floor + 1.08%), 6.42%,
12/15/35
(a) (b)
............... 100 98,906
Diameter Capital CLO 1 Ltd., Series
2021-1A, Class A1A, (3-mo. CME
Term SOFR + 1.50%), 6.81%,
07/15/36
(a) (b)
............... 250 248,369
GITSIT Mortgage Loan Trust, Series
2023-NPL1, Class A1, 8.35%,
05/25/53
(a) (c)
............... 63 63,584
Home Partners of America Trust, Series
2021-2, Class F, 3.80%, 12/17/26
(a)
481 410,164
Legacy Mortgage Asset Trust, Series
2019-SL2, Class M, 4.25%,
02/25/59
(a) (b)
............... 211 167,536
Security
Par (000)
Par (000) Value
United States (continued)
Lendmark Funding Trust, Series 2022-
1A, Class A, 5.12%, 07/20/32
(a)
.. USD 100 $ 97,455
Long Beach Mortgage Loan Trust,
Series 2006-2, Class 1A, (1-mo.
CME Term SOFR at 0.18% Floor +
0.47%), 5.79%, 03/25/46
(b)
..... 131 103,407
Mariner Finance Issuance Trust,
Series 2019-AA, Class B, 3.51%,
07/20/32
(a)
................ 100 99,023
MF1 LLC, Series 2023-FL12, Class A,
(1-mo. CME Term SOFR + 2.07%),
0.00%, 10/19/38
(a) (b)
.......... 100 99,500
Mosaic Solar Loans LLC, Series 2017-
2A, Class C, 2.00%, 06/22/43
(a)
.. 31 30,606
Navient Private Education Loan Trust,
Series 2015-AA, Class A3, (1-mo.
CME Term SOFR at 1.70% Floor +
1.81%), 7.15%, 11/15/30
(a) (b)
.... 89 88,893
PRET LLC, Series 2021-NPL6, Class
A1, 2.49%, 07/25/51
(a) (c)
....... 237 224,851
Progress Residential Trust, Series
2021-SFR10, Class F, 4.61%,
12/17/40
(a)
................ 498 414,093
Ready Capital Mortgage Financing
LLC, Series 2023-FL11, Class A,
(1-mo. CME Term SOFR + 2.37%),
7.69%, 10/25/39
(a) (b)
.......... 49 48,546
Regional Management Issuance Trust
(a)
Series 2020-1, Class A, 2.34%,
10/15/30 ............... 100 97,436
Series 2021-1, Class A, 1.68%,
03/17/31 ............... 100 94,103
Tricon Residential Trust, Series 2021-
SFR1, Class F, 3.69%, 07/17/38
(a)
400 347,994
2,734,466
Total Asset-Backed Securities — 15.1%
(Cost: $ 6,242,172 ) .............................. 6,021,331
Corporate Bonds
Belgium — 0.2%
KBC Group NV, (3-mo. EURIBOR +
0.72%), 0.38%
,
06/16/27
(b) (d)
.... EUR 100 95,732
China — 0.2%
NXP BV, 5.55%
,
12/01/28 ........ USD 68 66,386
France — 1.2%
(d)
Banque Federative du Credit Mutuel SA
0.10% , 10/08/27 ............ EUR 100 90,456
4.13% , 09/18/30 ............ 100 104,429
BNP Paribas SA, (3-mo. EURIBOR +
0.80%), 0.38%
,
10/14/27
(b)
..... 100 93,539
Engie SA, 1.75%
,
03/27/28 ....... 100 96,259
Societe Generale SA, (3-mo. EURIBOR
+ 1.28%), 0.88%
,
09/22/28
(b)
.... 100 91,238
475,921
Germany — 1.1%
Commerzbank AG, (3-mo. EURIBOR +
1.95%), 5.25%
,
03/25/29
(b) (d)
.... 100 105,495
Deutsche Bank AG
5.37% , 09/09/27 ............ USD 150 146,479
(3-mo. EURIBOR + 1.38%), 1.88% ,
02/23/28
(b) (d)
............. EUR 100 94,397

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
E.ON SE, 1.00%
,
10/07/25
(d)
...... EUR 100 $ 100,092
446,463
Italy — 0.3%
Iren SpA, 1.95%
,
09/19/25
(d)
...... 100 101,009
Netherlands — 0.3%
ING Groep NV, (3-mo. EURIBOR +
1.10%), 2.13%
,
05/23/26
(b) (d)
.... 100 101,889
Spain — 0.2%
CaixaBank SA, (3-mo. EURIBOR +
0.85%), 0.38%
,
11/18/26
(b) (d)
.... 100 96,427
Switzerland — 1.9%
Credit Suisse AG
4.75% , 08/09/24 ............ USD 250 246,447
0.45% , 05/19/25
(d)
........... EUR 100 99,063
5.00% , 07/09/27 ............ USD 250 240,144
UBS AG, 0.01%
,
06/29/26
(d)
....... EUR 200 188,622
774,276
United Kingdom — 1.1%
Barclays plc, (1-Year EUR Swap Annual
+ 1.75%), 4.92%
,
08/08/30
(b) (d)
... 100 104,151
HSBC Holdings plc, (Sterling Overnight
Index Average + 2.12%), 6.80%
,
09/14/31
(b)
................ GBP 100 123,267
National Grid plc, 0.25%
,
09/01/28
(d)
. EUR 100 86,918
RELX Capital, Inc., 4.00%
,
03/18/29 . USD 24 22,371
SSE plc, 0.88%
,
09/06/25
(d)
....... EUR 100 99,621
436,328
United States — 22.8%
AbbVie, Inc.
4.55% , 03/15/35 ............ USD 73 66,400
4.50% , 05/14/35 ............ 35 31,624
4.70% , 05/14/45 ............ 26 22,149
4.88% , 11/14/48 ............ 23 20,099
AEP Texas, Inc.
3.95% , 06/01/28 ............ 80 74,102
4.70% , 05/15/32 ............ 41 37,518
5.25% , 05/15/52 ............ 52 44,547
Agilent Technologies, Inc., 3.05%
,
09/22/26 ................. 30 27,922
American Tower Corp.
5.00% , 02/15/24 ............ 12 11,951
0.45% , 01/15/27 ............ EUR 100 92,879
3.80% , 08/15/29 ............ USD 202 179,681
2.70% , 04/15/31 ............ 44 34,895
5.65% , 03/15/33 ............ 47 45,179
5.55% , 07/15/33 ............ 31 29,539
American Transmission Systems, Inc.,
2.65%
,
01/15/32
(a)
........... 64 50,593
Amgen, Inc.
4.05% , 08/18/29 ............ 182 168,934
4.66% , 06/15/51 ............ 4 3,236
4.40% , 02/22/62 ............ 30 22,226
5.75% , 03/02/63 ............ 70 64,574
Aon Corp., 3.75%
,
05/02/29 ....... 25 22,665
AT&T, Inc.
4.35% , 03/01/29 ............ 27 25,127
2.75% , 06/01/31 ............ 33 26,400
5.40% , 02/15/34 ............ 41 38,372
5.25% , 03/01/37 ............ 42 38,140
4.75% , 05/15/46 ............ 38 30,018
Security
Par (000)
Par (000) Value
United States (continued)
4.50% , 03/09/48 ............ USD 11 $ 8,318
3.50% , 09/15/53 ............ 20 12,357
3.65% , 09/15/59 ............ 80 48,676
Atlantic City Electric Co., 4.00%
,
10/15/28 ................. 8 7,473
Atmos Energy Corp., 2.85%
,
02/15/52 10 5,986
Baltimore Gas & Electric Co.
3.50% , 08/15/46 ............ 74 50,441
5.40% , 06/01/53 ............ 10 9,190
Bank of America Corp.
(b)
(1-day SOFR + 1.57%), 5.82% ,
09/15/29 ............... 297 293,355
(3-mo. CME Term SOFR + 1.25%),
2.50% , 02/13/31 .......... 38 30,455
Booz Allen Hamilton, Inc., 5.95%
,
08/04/33 ................. 37 36,097
Broadcom, Inc.
(a)
3.42% , 04/15/33 ............ 67 53,590
3.14% , 11/15/35 ............ 39 28,434
4.93% , 05/15/37 ............ 46 39,649
Burlington Northern Santa Fe LLC,
3.30%
,
09/15/51 ............ 33 22,123
Cameron LNG LLC, 3.30%
,
01/15/35
(a)
187 148,855
Capital One Financial Corp., (1-day
SOFR + 2.60%), 5.82%
,
02/01/34
(b)
31 27,937
CenterPoint Energy Houston Electric
LLC
Series AE, 2.35% , 04/01/31 .... 10 8,054
Series AF, 3.35% , 04/01/51 .... 15 9,989
Series AJ, 4.85% , 10/01/52 .... 25 21,722
Charles Schwab Corp. (The), (1-day
SOFR + 2.50%), 5.85%
,
05/19/34
(b)
42 39,937
Charter Communications Operating
LLC
5.13% , 07/01/49 ............ 8 5,832
4.80% , 03/01/50 ............ 108 75,521
3.90% , 06/01/52 ............ 35 20,926
4.40% , 12/01/61 ............ 15 9,241
3.95% , 06/30/62 ............ 9 5,105
Citigroup, Inc., (1-day SOFR + 2.09%),
4.91%
,
05/24/33
(b)
........... 87 79,162
Comcast Corp.
1.50% , 02/15/31 ............ 31 23,419
3.75% , 04/01/40 ............ 13 10,070
3.40% , 07/15/46 ............ 31 21,117
Commonwealth Edison Co.
4.00% , 03/01/48 ............ 18 13,606
Series 133, 3.85% , 03/15/52 .... 24 17,258
5.30% , 02/01/53 ............ 42 38,522
Connecticut Light & Power Co. (The),
4.90%
,
07/01/33 ............ 52 49,378
Cox Communications, Inc., 3.15%
,
08/15/24
(a)
................ 14 13,660
Crown Castle, Inc.
2.25% , 01/15/31 ............ 161 124,947
2.10% , 04/01/31 ............ 100 76,286
2.50% , 07/15/31 ............ 52 40,554
5.10% , 05/01/33 ............ 38 35,132
CSX Corp., 4.25%
,
11/01/66 ...... 10 7,456
Dell International LLC, 6.02%
,
06/15/26 119 119,464
Edison International
5.75% , 06/15/27 ............ 34 33,685
5.25% , 11/15/28 ............ 124 119,306
6.95% , 11/15/29 ............ 59 60,847

Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Total Return Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Elevance Health, Inc., 6.10%
,
10/15/52 USD 23 $ 23,143
Equinix, Inc., 2.15%
,
07/15/30 ..... 27 21,207
Eversource Energy, 5.45%
,
03/01/28 38 37,560
Exelon Corp., 4.45%
,
04/15/46 ..... 32 24,957
Extra Space Storage LP, 5.50%
,
07/01/30 ................. 10 9,670
FactSet Research Systems, Inc.,
3.45%
,
03/01/32 ............ 75 62,153
FirstEnergy Transmission LLC, 4.55%
,
04/01/49
(a)
................ 86 67,327
General Motors Financial Co., Inc.
5.10% , 01/17/24 ............ 199 198,366
5.80% , 06/23/28 ............ 25 24,423
Gilead Sciences, Inc.
4.60% , 09/01/35 ............ 21 19,217
2.60% , 10/01/40 ............ 40 26,403
4.75% , 03/01/46 ............ 26 22,263
Global Payments, Inc., 5.30%
,
08/15/29 ................. 155 147,815
GLP Capital LP
5.75% , 06/01/28 ............ 33 31,641
4.00% , 01/15/30 ............ 34 28,834
4.00% , 01/15/31 ............ 27 22,478
3.25% , 01/15/32 ............ 61 47,341
Goldman Sachs Group, Inc. (The)
(b)
(1-day SOFR + 1.85%), 3.62% ,
03/15/28 ............... 138 127,329
(3-mo. CME Term SOFR + 1.77%),
3.69% , 06/05/28 .......... 30 27,648
(3-mo. CME Term SOFR + 1.42%),
3.81% , 04/23/29 .......... 103 93,528
(1-day SOFR + 1.26%), 2.65% ,
10/21/32 ............... 108 83,361
HCA, Inc.
5.38% , 09/01/26 ............ 65 63,791
5.88% , 02/01/29 ............ 21 20,659
3.50% , 09/01/30 ............ 20 16,921
3.63% , 03/15/32 ............ 50 41,444
5.50% , 06/15/47 ............ 21 17,925
Hewlett Packard Enterprise Co., 5.90%
,
10/01/24 ................. 132 131,893
Intuit, Inc., 5.50%
,
09/15/53 ....... 5 4,797
JPMorgan Chase & Co.
(b)
(1-day SOFR + 1.02%), 2.07% ,
06/01/29 ............... 33 27,806
(3-mo. CME Term SOFR + 1.52%),
4.20% , 07/23/29 .......... 29 26,876
(1-day SOFR + 1.75%), 4.57% ,
06/14/30 ............... 27 25,186
(3-mo. CME Term SOFR + 1.25%),
2.58% , 04/22/32 .......... 10 7,888
(1-day SOFR + 1.85%), 5.35% ,
06/01/34 ............... 35 33,190
KLA Corp.
3.30% , 03/01/50 ............ 33 21,930
5.25% , 07/15/62 ............ 25 22,459
L3Harris Technologies, Inc.
2.90% , 12/15/29 ............ 72 61,309
1.80% , 01/15/31 ............ 36 27,497
Lowe's Cos., Inc.
2.63% , 04/01/31 ............ 20 16,178
5.50% , 10/15/35 ............ 8 7,726
2.80% , 09/15/41 ............ 53 34,233
Marsh & McLennan Cos., Inc., 5.45%
,
03/15/53 ................. 25 23,336
Security
Par (000)
Par (000) Value
United States (continued)
Moody's Corp.
3.25% , 01/15/28 ............ USD 32 $ 29,340
3.75% , 02/25/52 ............ 5 3,538
Morgan Stanley
(b)
(1-day SOFR + 0.88%), 1.59% ,
05/04/27 ............... 99 88,118
(1-day SOFR + 1.63%), 5.45% ,
07/20/29 ............... 335 326,447
(1-day SOFR + 1.14%), 2.70% ,
01/22/31 ............... 317 259,183
Motorola Solutions, Inc.
5.60% , 06/01/32 ............ 88 84,186
5.50% , 09/01/44 ............ 23 20,162
MSCI, Inc.
(a)
4.00% , 11/15/29 ............ 92 80,804
3.63% , 11/01/31 ............ 28 22,906
Nasdaq, Inc.
5.55% , 02/15/34 ............ 20 19,089
6.10% , 06/28/63 ............ 20 18,600
Newmont Corp., 2.80%
,
10/01/29 ... 68 57,586
NextEra Energy Capital Holdings, Inc.,
5.75%
,
09/01/25 ............ 40 39,888
NNN REIT, Inc., 3.00%
,
04/15/52 ... 34 19,179
Norfolk Southern Corp.
3.00% , 03/15/32 ............ 22 18,126
3.94% , 11/01/47 ............ 27 20,084
3.05% , 05/15/50 ............ 16 9,925
4.55% , 06/01/53 ............ 9 7,267
Northern States Power Co.
2.60% , 06/01/51 ............ 37 20,921
4.50% , 06/01/52 ............ 50 40,620
Ohio Power Co.
Series P, 2.60% , 04/01/30 ..... 5 4,140
Series Q, 1.63% , 01/15/31 ..... 58 44,060
5.00% , 06/01/33 ............ 35 32,840
Series R, 2.90% , 10/01/51 ..... 61 36,157
Omnicom Group, Inc.
3.60% , 04/15/26 ............ 89 84,536
2.60% , 08/01/31 ............ 5 3,962
Oracle Corp.
3.60% , 04/01/40 ............ 129 93,208
4.00% , 07/15/46 ............ 51 35,988
4.00% , 11/15/47 ............ 4 2,811
3.60% , 04/01/50 ............ 51 32,990
5.55% , 02/06/53 ............ 9 7,885
Otis Worldwide Corp., 5.25%
,
08/16/28 25 24,574
Owens Corning, 3.95%
,
08/15/29 ... 26 23,620
Pacific Gas & Electric Co.
4.95% , 07/01/50 ............ 45 33,541
3.50% , 08/01/50 ............ 110 65,484
PECO Energy Co.
3.90% , 03/01/48 ............ 34 25,443
2.85% , 09/15/51 ............ 29 17,164
4.38% , 08/15/52 ............ 10 7,996
Penske Truck Leasing Co. LP, 6.05%
,
08/01/28
(a)
................ 72 71,097
Pfizer Investment Enterprises Pte. Ltd.
4.75% , 05/19/33 ............ 72 68,060
5.30% , 05/19/53 ............ 90 83,624
Piedmont Natural Gas Co., Inc., 2.50%
,
03/15/31 ................. 11 8,669
Prologis LP, 3.88%
,
09/15/28 ...... 7 6,484
Public Service Co. of New Hampshire,
5.15%
,
01/15/53 ............ 24 21,622

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Public Service Electric & Gas Co.
3.70% , 05/01/28 ............ USD 28 $ 26,209
3.60% , 12/01/47 ............ 6 4,293
2.05% , 08/01/50 ............ 48 24,512
Realty Income Corp., 3.25%
,
01/15/31 6 5,042
Republic Services, Inc., 3.95%
,
05/15/28 ................. 24 22,527
Ryder System, Inc.
4.30% , 06/15/27 ............ 26 24,758
5.25% , 06/01/28 ............ 5 4,866
S&P Global, Inc., 5.25%
,
09/15/33
(a)
. 10 9,747
San Diego Gas & Electric Co., 5.35%
,
04/01/53 ................. 59 53,582
Southern California Edison Co.
5.65% , 10/01/28 ............ 10 9,982
Series A, 4.20% , 03/01/29 ..... 42 39,094
2.25% , 06/01/30 ............ 58 46,566
5.95% , 11/01/32 ............ 67 66,821
5.88% , 12/01/53 ............ 15 14,097
Sprint LLC
7.13% , 06/15/24 ............ 96 96,584
7.63% , 02/15/25 ............ 513 520,517
Thermo Fisher Scientific, Inc.
4.95% , 11/21/32 ............ 52 49,983
5.09% , 08/10/33 ............ 27 26,108
T-Mobile USA, Inc., 4.75%
,
02/01/28 . 135 129,400
Transcontinental Gas Pipe Line Co.
LLC
4.60% , 03/15/48 ............ 42 33,269
3.95% , 05/15/50 ............ 38 27,012
Union Electric Co., 2.63%
,
03/15/51 . 15 8,512
Union Pacific Corp.
3.55% , 05/20/61 ............ 40 26,119
2.97% , 09/16/62 ............ 29 16,470
UnitedHealth Group, Inc.
4.25% , 06/15/48 ............ 7 5,589
2.90% , 05/15/50 ............ 28 17,192
6.05% , 02/15/63 ............ 22 22,259
5.20% , 04/15/63 ............ 7 6,249
Verizon Communications, Inc.
2.55% , 03/21/31 ............ 38 30,257
2.36% , 03/15/32 ............ 172 131,229
5.05% , 05/09/33 ............ 22 20,552
4.40% , 11/01/34 ............ 30 26,013
5.25% , 03/16/37 ............ 31 28,922
2.65% , 11/20/40 ............ 36 22,789
VICI Properties LP
4.25% , 12/01/26
(a)
........... 207 192,872
3.75% , 02/15/27
(a)
........... 40 36,297
4.75% , 02/15/28 ............ 56 52,375
4.63% , 12/01/29
(a)
........... 116 102,898
4.95% , 02/15/30 ............ 38 34,769
Wells Fargo & Co.
(b)
(1-day SOFR + 2.02%), 5.39% ,
04/24/34 ............... 77 71,988
(1-day SOFR + 1.99%), 5.56% ,
07/25/34 ............... 70 66,282
9,068,136
Total Corporate Bonds — 29.3%
(Cost: $ 12,700,116 ) .............................. 11,662,567
Security
Par (000)
Pa r (000) Value
Foreign Agency Obligations
Italy — 0.2%
ACEA SpA, 0.00%
,
09/28/25
(d)
..... EUR 100 $ 97,336
Total Foreign Agency Obligations — 0.2%
(Cost: $ 101,680 ) ................................ 97,336
Foreign Government Obligations
Mexico — 0.4%
United Mexican States, 2.66%
,
05/24/31 ................. USD 200 157,878
Panama — 0.5%
Republic of Panama, 3.88%
,
03/17/28 200 183,634
Peru — 0.1%
Republic of Peru, 3.55%
,
03/10/51 .. 35 22,984
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.10%
,
06/18/50 ................. 25 22,151
Total Foreign Government Obligations — 1.0%
(Cost: $ 473,416 ) ................................ 386,647
Municipal Bonds
California - 0 .4%
Bay Area Toll Authority , Series 2010S-1 ,
RB , 7.04% , 04/01/50 ......... 20 23,008
Los Angeles Community College
District , Series 2010E , GO ,
6.60% , 08/01/42 ............ 5 5,466
Los Angeles Unified School
District , Series 2010RY , GO ,
6.76% , 07/01/34 ............ 20 21,623
State of California , Series 2018 , GO ,
4.60% , 04/01/38 ............ 70 63,179
University of California , Series 2012AD ,
RB , 4.86% , 05/15/12 ......... 15 12,331
125,607
Illinois - 0 .1%
State of Illinois , Series 2003 , GO ,
5.10% , 06/01/33 ............ 40 37,962
New Jersey - 0 .0%
New Jersey Turnpike Authority , Series
2009F , RB , 7.41% , 01/01/40 .... 8 9,329
New York - 0 .1%
Metropolitan Transportation Authority
Series 2009A-1 , RB ,
5.87% , 11/15/39 .......... 10 9,528
Series 2010A , RB , 6.67% , 11/15/39 10 10,238
New York City Municipal Water Finance
Authority , Series 2010EE , RB ,
6.01% , 06/15/42 ............ 5 5,140
Port Authority of New York & New
Jersey , Series 2011-168 , RB ,
4.93% , 10/01/51 ............ 15 13,547
38,453
Ohio - 0 .0%
American Municipal Power, Inc. , Series
2010A , RB , 8.08% , 02/15/50 .... 10 12,437

Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Total Return Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas - 0 .0%
City of San Antonio Electric & Gas
Systems , Series 2010A , RB ,
5.81% , 02/01/41 ............ USD 10 $ 10,027
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 ............ 15 14,930
24,957
Total Municipal Bonds — 0.6%
(Cost: $ 326,349 ) ................................ 248,745
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1 .2%
United States — 1.2%
Alternative Loan Trust
(b)
Series 2006-OA6, Class 1A1A, (1-
mo. CME Term SOFR + 0.53%),
5.85%, 07/25/46 .......... 17 13,470
Series 2006-OC10, Class 2A3, (1-
mo. CME Term SOFR + 0.57%),
5.89%, 11/25/36 .......... 189 160,729
Impac Secured Assets Trust, Series
2006-2, Class 1A2B, (1-mo. CME
Term SOFR at 0.17% Floor and
11.50% Cap + 0.45%), 5.77%,
08/25/36
(b)
................ 105 102,021
RFMSI Trust, Series 2007-SA4, Class
3A1, 5.26%, 10/25/37
(b)
........ 139 85,730
TVC Mortgage Trust, Series 2023-
RTL1, Class A1, 8.25%, 11/25/27
(a)
100 99,664
461,614
Commercial Mortgage-Backed Securities — 4 .3%
Cayman Islands — 0.3%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10,
Class G, (1-mo. CME Term SOFR
at 4.25% Floor + 4.22%), 9.55%,
12/15/34
(a) (b)
............... 125 116,189
United States — 4.0%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A2,
3.90%, 08/10/35
(a)
........... 250 233,996
BANK, Series 2022-BNK41, Class A4,
3.92%, 04/15/65
(b)
........... 80 68,684
Beast Mortgage Trust, Series 2021-
SSCP, Class A, (1-mo. CME
Term SOFR + 0.86%), 6.20%,
04/15/36
(a) (b)
............... 30 29,284
Benchmark Mortgage Trust, Series
2021-B29, Class A5, 2.39%,
09/15/54 ................. 30 23,293
BX Commercial Mortgage Trust
(a)(b)
Series 2020-VKNG, Class A, (1-mo.
CME Term SOFR + 1.04%),
6.38%, 10/15/37 .......... 113 112,128
Series 2021-SOAR, Class A, (1-mo.
CME Term SOFR at 0.67% Floor
+ 0.78%), 6.12%, 06/15/38 ... 56 54,698
Series 2022-LP2, Class A, (1-mo.
CME Term SOFR + 1.01%),
6.35%, 02/15/39 .......... 49 47,430
BX Trust, Series 2022-IND, Class A,
(1-mo. CME Term SOFR + 1.49%),
6.82%, 04/15/37
(a) (b)
.......... 48 47,760
Security
Par (000)
Par (000) Value
United States (continued)
Commercial Mortgage Trust, Series
2013-300P, Class D, 4.54%,
08/10/30
(a) (b)
............... USD 25 $ 19,117
Credit Suisse Mortgage Capital
Certificates, Series 2019-ICE4,
Class A, (1-mo. CME Term SOFR
at 0.98% Floor + 1.03%), 6.36%,
05/15/36
(a) (b)
............... 60 59,786
Grace Trust, Series 2020-GRCE, Class
D, 2.77%, 12/10/40
(a) (b)
........ 250 171,547
JPMorgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2021-MHC, Class D, (1-mo.
CME Term SOFR at 1.70% Floor
+ 1.81%), 7.15%, 04/15/38 ... 250 245,721
Series 2022-OPO, Class D, 3.56%,
01/05/39 ............... 80 52,142
SUMIT Mortgage Trust, Series 2022-
BVUE, Class D, 2.99%, 02/12/41
(a) (b)
40 27,046
Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M4,
4.48%, 12/26/51
(a) (b)
.......... 465 332,413
Wells Fargo Commercial Mortgage
Trust, Series 2021-C60, Class A4,
2.34%, 08/15/54 ............ 80 61,640
1,586,685
Interest Only Commercial Mortgage-Backed Securities — 0 .0%
United States — 0.0%
BMO Mortgage Trust, Series 2023-C5,
Class XA, 0.95%, 06/15/56
(b)
.... 200 10,125
Total Non-Agency Mortgage-Backed Securities — 5.5%
(Cost: $ 2,441,886 ) .............................. 2,174,613
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage
Corp. Variable Rate Notes ,
Series 2018-W5FX , Class CFX ,
3.79% , 04/25/28
(a) (b)
.......... 50 41,088
Interest Only Collateralized Mortgage Obligations — 0.4%
Federal Home Loan Mortgage Corp.
Series 389 , Class C45 ,
3.00% , 10/15/52 ........ 256 42,481
Series 5161 , Class LI ,
3.00% , 11/25/51 ........ 74 10,030
Federal National Mortgage Association
Series 2021-3 , Class MI ,
3.50% , 02/25/51 ........ 52 9,399
Series 2021-31 , Class IB ,
4.00% , 06/25/51 ........ 59 11,734
Series 428 , Class C16 ,
3.00% , 03/25/50 ........ 95 16,391
Government National Mortgage
Association
Series 2021-58 , Class IY ,
3.00% , 02/20/51 ........ 72 10,966
Series 2021-97 , Class LI ,
3.00% , 08/20/50 ........ 64 9,810
Series 2022-78 , Class D ,
3.00% , 08/20/51 ........ 156 23,659
134,470

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities — 53.2%
Federal National Mortgage Association ,
3.00% , 12/01/50 ............ USD 652 $ 546,202
Government National Mortgage
Association
2.00% , 08/20/50 - 11/20/50 ... 107 85,373
2.50% , 10/20/51 - 12/20/51 ... 91 74,107
3.00% , 03/20/52 .......... 279 237,342
3.50% , 03/20/52 .......... 60 52,812
4.00% , 03/20/52 .......... 16 14,487
2.00% , 10/15/53
(e)
......... 479 378,379
2.50% , 10/15/53
(e)
......... 512 418,419
3.00% , 10/15/53
(e)
......... 169 142,960
3.50% , 10/15/53
(e)
......... 271 237,095
4.00% , 10/15/53
(e)
......... 1,989 1,791,437
4.50% , 10/15/53
(e)
......... 161 148,730
5.00% , 10/15/53
(e)
......... 156 147,822
5.50% , 10/15/53
(e)
......... 1,740 1,688,914
6.00% , 10/15/53 - 11/15/53
(e)
.. 68 67,356
6.50% , 11/15/53
(e)
......... 30 30,150
Uniform Mortgage-Backed Securities
1.50% , 10/25/38 - 10/25/53
(e)
.. 683 529,371
2.00% , 10/25/38
(e)
......... 513 439,847
2.50% , 10/25/38 - 10/25/53
(e)
.. 287 247,102
3.00% , 10/25/38 - 10/25/53
(e)
.. 2,386 1,984,220
3.50% , 10/25/38 - 10/25/53
(e)
.. 265 231,499
4.50% , 10/25/38 - 10/25/53
(e)
.. 483 444,663
4.00% , 01/01/47 - 06/01/52 ... 1,828 1,646,039
4.50% , 06/01/50 .......... 218 203,310
2.00% , 10/01/51 - 11/01/51 ... 2,704 2,063,120
2.50% , 11/01/51 - 12/01/51 ... 2,938 2,343,754
3.00% , 11/01/51 .......... 249 210,422
3.50% , 11/01/51 .......... 922 816,407
5.50% , 09/01/53 .......... 296 286,163
6.00% , 09/01/53 .......... 296 292,216
5.00% , 10/25/53
(e)
......... 1,090 1,028,619
5.50% , 10/25/53
(e)
......... 1,573 1,519,980
6.00% , 10/25/53
(e)
......... 731 721,406
6.50% , 10/25/53
(e)
......... 64 64,290
7.00% , 10/25/53
(e)
......... 45 45,933
21,179,946
Total U.S. Government Sponsored Agency Securities
—
53 .7%
(Cost: $ 23,159,074 ) .............................. 21,355,504
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50% , 08/15/39 ............ 179 173,752
1.13% , 05/15/40 - 08/15/40 ..... 354 202,208
4.38% , 05/15/40 - 05/15/41 ..... 120 113,377
1.38% , 11/15/40 ............ 177 104,755
4.75% , 02/15/41 ............ 31 30,165
1.75% , 08/15/41 ............ 177 110,224
4.00% , 11/15/42 - 11/15/52 ..... 191 169,403
3.88% , 02/15/43 ............ 229 199,302
3.63% , 08/15/43 - 05/15/53 ..... 297 246,141
3.75% , 11/15/43 ............ 100 84,883
2.75% , 11/15/47 ............ 256 178,520
3.00% , 02/15/48 - 08/15/52 ..... 714 521,736
2.25% , 08/15/49 ............ 61 37,973
2.38% , 05/15/51 ............ 138 87,649
2.00% , 08/15/51 ............ 54 30,871
1.88% , 11/15/51 ............ 103 57,299
2.88% , 05/15/52 ............ 110 77,993
4.13% , 08/15/53 ............ 272 246,925
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
4.38% , 10/31/24 ............ USD 38 $ 37,574
0.75% , 11/15/24 ............ 36 34,194
1.50% , 02/15/25 - 01/31/27 ..... 206 195,386
3.88% , 03/31/25 - 08/15/33 ..... 856 823,913
2.63% , 04/15/25 ............ 179 172,539
2.75% , 05/15/25 - 08/15/32 ..... 1,081 962,389
4.25% , 05/31/25 ............ 19 18,718
2.88% , 06/15/25 - 04/30/29 ..... 238 227,250
0.25% , 06/30/25 - 07/31/25 ..... 283 259,438
5.00% , 08/31/25 ............ 52 51,894
3.50% , 09/15/25 - 02/15/33 ..... 382 360,978
4.00% , 12/15/25 - 07/31/30 ..... 1,015 982,926
0.50% , 02/28/26 - 08/31/27 ..... 804 697,697
0.88% , 06/30/26 - 09/30/26 ..... 279 250,448
0.63% , 07/31/26 ............ 61 54,292
1.13% , 10/31/26 ............ 50 44,801
1.63% , 11/30/26 - 05/15/31 ..... 299 254,469
1.88% , 02/28/27 - 02/28/29 ..... 186 169,164
0.38% , 09/30/27 ............ 89 75,125
4.13% , 09/30/27 - 11/15/32 ..... 111 107,600
1.25% , 03/31/28 - 08/15/31 ..... 377 296,538
1.75% , 01/31/29 ............ 9 7,779
3.63% , 03/31/30 ............ 21 19,808
3.75% , 06/30/30 ............ 15 14,237
3.38% , 05/15/33 ............ 185 167,772
Total U.S. Treasury Obligations — 22.5%
(Cost: $ 9,919,126 ) .............................. 8,960,105
Total Long-Term Investments — 127 .9%
(Cost: $ 55,363,819 ) .............................. 50,906,848
Shares
Shares
Short-Term Securities
Money Market Funds — 5.6%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 5.23%
(f) (g)
.... 2,232,587 2,232,587
Total Short-Term Securities — 5 .6%
(Cost: $ 2,232,587 ) .............................. 2,232,587
Total Options Purchased — 0 .6%
(Cost: $ 174,103 ) ................................ 242,008
Total Investments Before Options Written and TBA Sale
Commitments — 134.1%
(Cost: $ 57,770,509 ) .............................. 53,381,443
Total Options Written — ( 0 .6 ) %
(Premiums Received — $ (160,504) ) .................. (258,557)
Par (000)
Pa r (000)
TBA Sale Commitments
(e)
Government National Mortgage
Association , 4.00% , 10/15/53 .... (1,766) (1,590,986)
Uniform Mortgage-Backed Securities
3.00% , 10/25/38 - 10/25/53 ..... (337) (280,716)
2.00% , 10/25/53 ............ (203) (154,391)
2.50% , 10/25/53 ............ (1,154) (915,930)
3.50% , 10/25/53 ............ (199) (171,124)

Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Total Return Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
TBA Sale Commitments
(e)
(continued)
4.00% , 10/25/53 ............ USD (1,504) $ (1,338,734)
4.50% , 10/25/53 ............ (277) (254,321)
5.50% , 10/25/53 ............ (1,733) (1,675,178)
6.00% , 10/25/53 ............ (403) (397,711)
Total TBA Sale Commitments — ( 17 .0 ) %
(Proceeds: $ (6,913,216) ) .......................... (6,779,091)
Total Investments Net of Options Written and TBA Sale
Commitments — 116 .5%
(Cost: $ 50,696,789 ) .............................. 46,343,795
Liabilities in Excess of Other Assets — (16.5) % ........... (6,547,742)
Net Assets — 100.0% .............................. $ 39,796,053
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Represents or includes a TBA transaction.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 2,006,214 $ 226,373
(a)
$ — $ — $ — $ 2,232,587 2,232,587 $ 131,227 $ —
— —
(a)
Represents net amount purchased (sold).

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Total Return Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Canada 10-Year Bond ....................................................... 1 12/18/23 $ 85 $ (1,206)
U.S. Treasury Long Bond ..................................................... 2 12/19/23 228 (3,293)
U.S. Treasury Ultra Bond ..................................................... 4 12/19/23 476 (33,626)
U.S. Treasury 2-Year Note .................................................... 8 12/29/23 1,622 2,026
U.S. Treasury 5-Year Note .................................................... 25 12/29/23 2,633 (3,677)
(39,776)
Short Contracts
Euro-Bobl ............................................................... 7 12/07/23 857 9,028
Euro-Bund .............................................................. 1 12/07/23 136 1,815
Euro-Schatz ............................................................. 4 12/07/23 444 1,235
Australia 3-Year Bond ....................................................... 3 12/15/23 203 1,606
U.S. Treasury 10-Year Note ................................................... 1 12/19/23 108 342
U.S. Treasury 10-Year Ultra Note ............................................... 7 12/19/23 781 21,241
35,267
$ (4,509)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 111,160 EUR 104,000 Morgan Stanley & Co. International plc 12/20/23 $ 788
USD 1,841,586 EUR 1,719,000 UBS AG 12/20/23 17,271
USD 118,832 GBP 95,000 JPMorgan Chase Bank NA 12/20/23 2,856
$ 20,915
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR Interest Futures .................... 49 10/13/23 USD 95.63 USD 12,250 $ 5,513
Put
3-mo. SOFR Interest Futures .................... 17 10/13/23 USD 94.88 USD 4,250 13,916
3-mo. SOFR Interest Futures .................... 26 10/13/23 USD 95.00 USD 6,500 29,413
3-mo. SOFR Interest Futures .................... 43 10/13/23 USD 95.63 USD 10,750 115,563
158,892
$ 164,405
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.50% At Termination Citibank NA 01/22/24 4 .50 % USD 7,916 $ 3,492
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.55% At Termination Citibank NA 01/24/24 4 .55 USD 7,916 4,028
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.24% Semi-Annual Citibank NA 03/26/24 4 .24 USD 794 12,009
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Semi-Annual
Goldman Sachs
International 09/29/25 4 .00 USD 15 637

Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Total Return Fund
Schedules of Investments

OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.24% Semi-Annual Barclays Bank plc 06/15/26 3 .24 % USD 19 $ 455
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.21% Semi-Annual Barclays Bank plc 07/20/26 3 .21 USD 23 532
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.23% Semi-Annual Barclays Bank plc 07/20/26 3 .23 USD 44 1,039
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.58% Semi-Annual Barclays Bank plc 08/03/26 3 .58 USD 40 1,336
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.63% Semi-Annual Barclays Bank plc 08/11/26 3 .63 USD 61 2,108
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.77% Semi-Annual
Goldman Sachs
International 09/08/26 3 .77 USD 60 2,356
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.15% Semi-Annual Citibank NA 09/28/26 4 .15 USD 41 2,165
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.07% Semi-Annual
Goldman Sachs
International 09/28/26 4 .07 USD 85 4,251
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.03% Semi-Annual
Goldman Sachs
International 09/28/26 4 .03 USD 34 1,648
36,056
Put
5-Year Interest Rate Swap
(a)
. 4.24% Semi-Annual 1-day SOFR Annual Citibank NA 03/26/24 4 .24 USD 794 12,679
10-Year Interest Rate Swap
(a)
4.00% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/29/25 4 .00 USD 15 776
10-Year Interest Rate Swap
(a)
3.24% Semi-Annual 1-day SOFR Annual Barclays Bank plc 06/15/26 3 .24 USD 19 1,715
10-Year Interest Rate Swap
(a)
3.23% Semi-Annual 1-day SOFR Annual Barclays Bank plc 07/20/26 3 .23 USD 44 3,940
10-Year Interest Rate Swap
(a)
3.21% Semi-Annual 1-day SOFR Annual Barclays Bank plc 07/20/26 3 .21 USD 23 2,062
10-Year Interest Rate Swap
(a)
3.58% Semi-Annual 1-day SOFR Annual Barclays Bank plc 08/03/26 3 .58 USD 40 2,979
10-Year Interest Rate Swap
(a)
3.63% Semi-Annual 1-day SOFR Annual Barclays Bank plc 08/11/26 3 .63 USD 61 4,383
10-Year Interest Rate Swap
(a)
3.77% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/08/26 3 .77 USD 60 4,013
10-Year Interest Rate Swap
(a)
4.15% Semi-Annual 1-day SOFR Annual Citibank NA 09/28/26 4 .15 USD 41 2,208
10-Year Interest Rate Swap
(a)
4.03% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/28/26 4 .03 USD 34 1,974
10-Year Interest Rate Swap
(a)
4.07% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/28/26 4 .07 USD 85 4,818
41,547
$ 77,603
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR Interest Futures ..................... 49 10/13/23 USD 95.88 USD 12,250 $ (1,838)
Put
3-mo. SOFR Interest Futures ..................... 17 10/13/23 USD 95.13 USD 4,250 (24,438)
3-mo. SOFR Interest Futures ..................... 26 10/13/23 USD 95.25 USD 6,500 (45,499)
3-mo. SOFR Interest Futures ..................... 43 10/13/23 USD 95.38 USD 10,750 (88,688)
(158,625)
$ (160,463)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 3.80% At Termination 1-day SOFR At Termination Citibank NA 01/22/24 3 .80 % USD 7,916 $ (1,003)

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Total Return Fund

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
1-Year Interest Rate Swap
(a)
. 3.85% At Termination 1-day SOFR At Termination Citibank NA 01/24/24 3 .85 % USD 7,916 $ (1,168)
5-Year Interest Rate Swap
(a)
. 4.00% Semi-Annual 1-day SOFR Annual Citibank NA 03/11/24 4 .00 USD 794 (7,784)
5-Year Interest Rate Swap
(a)
. 4.00% Semi-Annual 1-day SOFR Annual Citibank NA 03/12/24 4 .00 USD 794 (7,830)
5-Year Interest Rate Swap
(a)
. 3.96% Semi-Annual 1-day SOFR Annual Barclays Bank plc 03/14/24 3 .96 USD 794 (7,427)
5-Year Interest Rate Swap
(a)
. 4.03% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/15/24 4 .03 USD 397 (4,192)
10-Year Interest Rate Swap
(a)
3.59% Semi-Annual 1-day SOFR Annual Bank of America NA 08/29/25 3 .59 USD 30 (839)
10-Year Interest Rate Swap
(a)
4.17% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 09/28/26 4 .17 USD 54 (2,881)
(33,124)
Put
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Semi-Annual Citibank NA 03/11/24 4 .00 USD 794 (16,989)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Semi-Annual Citibank NA 03/12/24 4 .00 USD 794 (17,005)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.96% Semi-Annual Barclays Bank plc 03/14/24 3 .96 USD 794 (17,922)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.03% Semi-Annual
Morgan Stanley & Co.
International plc 03/15/24 4 .03 USD 397 (8,185)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.59% Semi-Annual Bank of America NA 08/29/25 3 .59 USD 30 (2,027)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.17% Semi-Annual
JPMorgan Chase
Bank NA 09/28/26 4 .17 USD 54 (2,842)
(64,970)
$ (98,094)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR At Termination 4.19% At Termination 07/29/24
(a)
07/29/25 USD 449 $ (2,057) $ — $ (2,057)
3.23% At Termination 1-day ESTR At Termination 07/29/24
(a)
07/29/25 EUR 397 364 — 364
1-day
REPO_CORRA Semi-Annual 4.38% Semi-Annual N/A 07/20/26 CAD 198 (1,666) — (1,666)
1-day
REPO_CORRA Semi-Annual 4.40% Semi-Annual N/A 07/20/26 CAD 198 (1,606) — (1,606)
4.30% Annual 1-day SOFR Annual N/A 09/21/28 USD 80 351 — 351
4.23% Annual 1-day SOFR Annual 03/20/24
(a)
03/20/29 USD 233 162 — 162
1-day
REPO_CORRA Semi-Annual 3.54% Semi-Annual N/A 06/15/33 CAD 133 (5,187) — (5,187)
0.69% Annual 1-day TONAR Annual N/A 07/12/33 JPY 55,000 8,976 963 8,013
3.57% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 07/20/33 CAD 64 2,343 — 2,343
3.57% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 07/20/33 CAD 66 2,418 — 2,418
0.93% Annual 1-day TONAR Annual N/A 09/13/33 JPY 8,801 242 — 242
1-day
REPO_CORRA Semi-Annual 4.00% Semi-Annual N/A 09/21/33 CAD 35 (331) — (331)
3.40% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 06/15/53 CAD 59 3,887 — 3,887
3.72% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 09/21/53 CAD 15 328 — 328
$ 8,224 $ 963 $ 7,261
(a)
Forward swap.

Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Total Return Fund
Schedules of Investments

Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.65% At Termination 09/15/33 EUR 190 $ 1,888 $ — $ 1,888
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Abbott Laboratories ........ 1 .00 % Quarterly JPMorgan Chase Bank NA 12/20/28 USD 17 $ (414) $ (336) $ (78)
$ – $ – $ –
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day ESTR ......................................... Euro Short-Term Rate 3 .88%
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 5 .02
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .32
1-day TONAR ........................................ Tokyo Overnight Average Rate ( 0 .06 )
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 963 $ — $ 19,996 $ (10,847) $ —
OTC Swaps ..................................................... — (336) — (78) —
Options Written ................................................... N/A N/A 30,760 (128,813) (258,557)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Total Return Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 37,293 $ — $ 37,293
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 20,915 — — 20,915
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — — — 242,008 — 242,008
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 18,108 1,888 19,996
$ — $ — $ — $ 20,915 $ 297,409 $ 1,888 $ 320,212
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 41,802 $ — $ 41,802
Options written
(b)
Options written at value ..................... — — — — 258,557 — 258,557
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 10,847 — 10,847
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 414 — — — — 414
$ — $ 414 $ — $ — $ 311,206 $ — $ 311,620
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ (26,608) $ — $ (26,608)
Forward foreign currency exchange contracts .... — — — (164,846) — — (164,846)
Options purchased
(a)
..................... — — — (29,169) 18,451 — (10,718)
Options written ........................ — — — 16,969 (144,236) — (127,267)
Swaps .............................. — (3,298) (2,423) — (18,395) 5,762 (18,354)
$ — $ (3,298) $ (2,423) $ (177,046) $ (170,788) $ 5,762 $ (347,793)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ 156,657 $ — $ 156,657
Forward foreign currency exchange contracts .... — — — (75,157) — — (75,157)
Options purchased
(b)
..................... — — — (4,044) 7,643 — 3,599
Options written ........................ — — — 2,631 48,583 — 51,214
Swaps .............................. — 1,233 — — 11,992 1,888 15,113
$ — $ 1,233 $ — $ (76,570) $ 224,875 $ 1,888 $ 151,426
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Total Return Fund
Schedules of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 11,397,736
Average notional value of contracts — short ................................................................................. $ 4,132,770
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 2,055,258
Options
Average value of option contracts purchased ................................................................................ $ 87,993
Average value of option contracts written ................................................................................... $ 85,031
Average notional value of swaption contracts purchased ......................................................................... $ 8,411,455
Average notional value of swaption contracts written ........................................................................... $ 13,735,529
Credit default swaps
Average notional value — buy protection ................................................................................... $ 16,806
Average notional value — sell protection ................................................................................... $ 77,063
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 1,751,066
Average notional value — receives fixed rate ................................................................................ $ 4,032,173
Inflation swaps
Average notional value — pays fixed rate ................................................................................... $ 21,173
Average notional value — receives fixed rate ................................................................................ $ 65,223
Total return swaps
Average notional value ............................................................................................... $ 158,250
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 6,429 $ 10,380
Forward f oreign currency exchange contracts ................................................................. 20,915 —
Options
(a) (b)
........................................................................................ 242,008 258,557
Swaps — centrally cleared .............................................................................. 2,295 —
Swaps — OTC
(c)
..................................................................................... — 414
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 271,647 $ 269,351
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(173,129) (170,843)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 98,518 $ 98,508
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Barclays Bank plc ................................ $ 20,549 $ (20,549) $ — $ — $ —
Citibank NA .................................... 36,581 (36,581) — — —
Goldman Sachs International ........................ 20,473 — — — 20,473
JPMorgan Chase Bank NA .......................... 2,856 (2,856) — — —
Morgan Stanley & Co. International plc .................. 788 (788) — — —
UBS AG ...................................... 17,271 — — — 17,271
$ 98,518 $ (60,774) $ — $ — $ 37,744

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Total Return Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(d)
Bank of America NA .............................. $ 2,866 $ — $ — $ — $ 2,866
Barclays Bank plc ................................ 25,349 (20,549) — — 4,800
Citibank NA .................................... 51,779 (36,581) — — 15,198
JPMorgan Chase Bank NA .......................... 6,137 (2,856) — — 3,281
Morgan Stanley & Co. International plc .................. 12,377 (788) — — 11,589
$ 98,508 $ (60,774) $ — $ — $ 37,734
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 6,021,331 $ — $ 6,021,331
Corporate Bonds ........................................ — 11,662,567 — 11,662,567
Foreign Agency Obligations ................................. — 97,336 — 97,336
Foreign Government Obligations .............................. — 386,647 — 386,647
Municipal Bonds ......................................... — 248,745 — 248,745
Non-Agency Mortgage-Backed Securities ........................ — 2,174,613 — 2,174,613
U.S. Government Sponsored Agency Securities .................... — 21,355,504 — 21,355,504
U.S. Treasury Obligations ................................... — 8,960,105 — 8,960,105
Short-Term Securities
Money Market Funds ...................................... 2,232,587 — — 2,232,587
Options Purchased
Interest rate contracts ...................................... 164,405 77,603 — 242,008
Liabilities
Investments
TBA Sale Commitments .................................... — (6,779,091) — (6,779,091)
$ 2,396,992 $ 44,205,360 $ — $ 46,602,352
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 20,915 $ — $ 20,915
Interest rate contracts ....................................... 37,293 18,108 — 55,401
Other contracts ........................................... — 1,888 — 1,888
Liabilities
Credit contracts ........................................... — (78) — (78)
Interest rate contracts ....................................... (202,265) (108,941) — (311,206)
$ (164,972) $ (68,108) $ — $ (233,080)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Statements of Assets and Liabilities
September 30, 2023

Financial Statements
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Low Duration
Bond Fund
BlackRock
Sustainable
Total Return
Fund
ASSETS
Investments, at value — unaffiliated
(a)
.......................................................... $ 42,357,983 $ 46,598,038 $ 51,148,856
Investments, at value — affiliated
(b)
............................................................ 84,681 933,595 2,232,587
Cash   ............................................................................... 30,518 5,618 8,661
Cash pledged:
Futures contracts ...................................................................... 9,000 205,000 82,000
Centrally cleared swaps .................................................................. — 92,000 27,000
Foreign currency, at value
(c)
................................................................. — 49,634 26,813
Receivables: – – –
Investments sold ...................................................................... 284,673 197,672 212,841
Swaps   ............................................................................ — 10,452 776
TBA sale commitments .................................................................. — — 6,913,216
Dividends — affiliated ................................................................... 2,277 2,024 7,621
Interest — unaffiliated ................................................................... 659,587 316,075 277,666
From the Manager ..................................................................... 13,956 96,777 166,324
Variation margin on futures contracts ......................................................... 585 10,130 6,429
Variation margin on centrally cleared swaps .................................................... — 43,187 2,295
Unrealized appreciation on: – – –
Forward foreign currency exchange contracts ................................................... — 31,250 20,915
Prepaid expenses ....................................................................... 39,928 44,167 59,972
Total assets ...........................................................................
43,483,188 48,635,619 61,193,972
LIABILITIES
Options written, at value
(d)
.................................................................. — 1,687 258,557
TBA sale commitments, at value
(e)
............................................................ — — 6,779,091
Payables: – – –
Investments purchased .................................................................. 780,538 2,760,219 14,053,474
Swaps   ............................................................................ — 29,405 —
Accounting services fees ................................................................. 29,063 16,951 28,995
Administration fees ..................................................................... 1 2 3
Proxy fees ........................................................................... 705 705 700
Custodian fees ........................................................................ 6,418 6,201 10,023
Income dividend distributions .............................................................. 218,328 139,573 134,537
Professional fees ...................................................................... 109,330 80,484 90,372
Registration fees ...................................................................... 983 — 26
Service fees ......................................................................... 20 21 26
Transfer agent fees .................................................................... 501 1,350 418
Other accrued expenses ................................................................. 1,544 5,489 30,903
Variation margin on futures contracts ......................................................... — 33,100 10,380
Swap premiums received .................................................................. — — 336
Unrealized depreciation on: – – –
Forward foreign currency exchange contracts ................................................... — 758 —
OTC swaps .......................................................................... — — 78
Total liabilities ..........................................................................
1,147,431 3,075,945 21,397,919
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 42,335,757 $ 45,559,674 $ 39,796,053

Statements of Assets and Liabilities
(continued)
September 30, 2023
2023
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Low Duration
Bond Fund
BlackRock
Sustainable
Total Return
Fund
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 50,067,098 $ 49,994,507 $ 50,088,263
Accumulated loss ....................................................................... (7,731,341) (4,434,833) (10,292,210)
NET ASSETS ..........................................................................
$ 42,335,757 $ 45,559,674 $ 39,796,053
(a)
  Investments, at cost — unaffiliated .......................................................... $ 45,669,154 $ 48,871,454 $ 55,537,922
(b)
  Investments, at cost — affiliated ............................................................ $ 84,681 $ 933,595 $ 2,232,587
(c)
  Foreign currency, at cost ................................................................. $ — $ 50,545 $ 26,498
(d)
  Premiums received .................................................................... $ — $ 5,540 $ 160,504
(e)
  Proceeds received from TBA sale commitments ................................................. $ — $ — $ 6,913,216

Statements of Assets and Liabilities
(continued)
September 30, 2023

Financial Statements
See notes to financial statements.
BlackRock
Sustainable High
Yield Bond Fund
BlackRock
Sustainable Low
Duration Bond
Fund
BlackRock
Sustainable Total
Return Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................
$ 217,490 $ 140,479 $ 181,736
Shares outstanding ..................................................................
25,778 15,441 22,921
Net asset value .....................................................................
$ 8.44 $ 9.10 $ 7.93
Shares authorized ...................................................................
Unlimited Unlimited 500 million
Par value .........................................................................
$ 0.001 $ 0.001 $ 0.10
Investor A
Net assets .........................................................................
$ 100,831 $ 107,476 $ 128,484
Shares outstanding ..................................................................
11,950 11,813 16,203
Net asset value .....................................................................
$ 8.44 $ 9.10 $ 7.93
Shares authorized ...................................................................
Unlimited Unlimited 300 million
Par value .........................................................................
$ 0.001 $ 0.001 $ 0.10
Class K
Net assets .........................................................................
$ 42,017,436 $ 45,311,719 $ 39,485,833
Shares outstanding ..................................................................
4,980,000 4,980,336 4,980,000
Net asset value .....................................................................
$ 8.44 $ 9.10 $ 7.93
Shares authorized ...................................................................
Unlimited Unlimited 500 million
Par value .........................................................................
$ 0.001 $ 0.001 $ 0.10

Statements of Operations

Year Ended September 30, 2023
2023
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Low Duration
Bond Fund
BlackRock
Sustainable
Total Return
Fund
INVESTMENT INCOME – – –
Dividends — unaffiliated ................................................................. $ 871 $ — $ —
Dividends — affiliated ................................................................... 38,753 33,894 131,227
Interest — unaffiliated ................................................................... 2,605,609 1,749,289 1,558,519
Total investment income ...................................................................
2,645,233 1,783,183 1,689,746
EXPENSES
Investment advisory .................................................................... 213,169 142,482 161,786
Professional ......................................................................... 186,302 145,262 195,988
Accounting services .................................................................... 85,096 50,513 94,963
Registration ......................................................................... 64,213 61,717 77,640
Printing and postage ................................................................... 46,367 43,132 49,936
Administration ....................................................................... 18,120 19,534 17,631
Custodian ........................................................................... 13,397 6,686 20,160
Administration — class specific ............................................................ 8,528 9,192 8,298
Directors and Officer ................................................................... 1,576 1,469 1,557
Transfer agent — class specific ............................................................ 324 1,722 300
Service and distribution — class specific ...................................................... 224 274 288
Offering ............................................................................ — 6,673 8,992
Pricing ............................................................................. — — 45,474
Miscellaneous ........................................................................ 9,360 14,883 14,071
Total expenses .........................................................................
646,676 503,539 697,084
Less: – – –
Administration fees waived ............................................................... (18,120) (19,534) (17,631)
Administration fees waived by the Manager — class specific ......................................... (8,517) (9,178) (8,276)
Fees waived and/or reimbursed by the Manager ................................................. (392,278) (311,245) (508,080)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ............................ (248) (1,652) (216)
Total expenses after fees waived and/or reimbursed ................................................
227,513 161,930 162,881
Net investment income ....................................................................
2,417,720 1,621,253 1,526,865
REALIZED AND UNREALIZED GAIN (LOSS) $ 1,369,845 $ (77,874) $ (920,261)
Net realized gain (loss) from:
Investments — unaffiliated ............................................................. $ (2,425,575) $ (1,476,598) $ (2,599,262)
Forward foreign currency exchange contracts ................................................. — (188,812) (164,846)
Foreign currency transactions ........................................................... — (12,662) (10,727)
Futures contracts .................................................................... (43,249) 8,174 (26,608)
Options written ..................................................................... 34,639 — (127,267)
Swaps   .......................................................................... — (162,090) (18,354)
(2,434,185) (1,831,988) (2,947,064)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. 3,819,836 1,766,102 1,876,508
Forward foreign currency exchange contracts ................................................. — (51,508) (75,157)
Foreign currency translations ............................................................ — 246 2,468
Futures contracts .................................................................... (15,806) 25,657 156,657
Options written ..................................................................... — 3,853 51,214
Swaps   .......................................................................... — 9,765 15,113
3,804,030 1,754,115 2,026,803
Net realized and unrealized gain (loss) .........................................................
1,369,845 (77,873) (920,261)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................
$ 3,787,565 $ 1,543,380 $ 606,604

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
BlackRock Sustainable High Yield Bond Fund
BlackRock Sustainable Low Duration Bond
Fund
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 2,417,720 $ 1,844,109 $ 1,621,253 $ 588,548
Net realized gain (loss) ............................................ (2,434,185) (1,686,978) (1,831,988) 217,270
Net change in unrealized appreciation (depreciation) ........................ 3,804,030 (6,898,321) 1,754,115 (3,882,106)
Net increase (decrease) in net assets resulting from operations ...................
3,787,565 (6,741,190) 1,543,380 (3,076,288)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
  Institutional ................................................... (6,726) (4,082) (4,614) (1,298)
  Investor A .................................................... (5,049) (3,877) (5,191) (1,738)
  Class K ...................................................... (2,511,492) (2,040,030) (2,302,577) (664,697)
Decrease in net assets resulting from distributions to shareholders .................
(2,523,267) (2,047,989) (2,312,382) (667,733)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .................
148,952 4,263 51,755 50,020,942
NET ASSETS
Total increase (decrease) in net assets ................................... 1,413,250 (8,784,916) (717,247) 46,276,921
Beginning of p eriod ................................................
40,922,507 49,707,423 46,276,921 —
End of p eriod ....................................................
$ 42,335,757 $ 40,922,507 $ 45,559,674 $ 46,276,921
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2023
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Sustainable Total Return Fund
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,526,865 $ 810,640
Net realized loss .................................................................................. (2,947,064) (2,450,609)
Net change in unrealized appreciation (depreciation) .......................................................... 2,026,803 (6,354,000)
Net increase (decrease) in net assets resulting from operations .....................................................
606,604 (7,993,969)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
  Institutional ..................................................................................... (4,251) (1,685)
  Investor A ...................................................................................... (5,248) (1,566)
  Class K ........................................................................................ (2,103,823) (857,656)
Decrease in net assets resulting from distributions to shareholders ...................................................
(2,113,322) (860,907)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ...................................................
146,033 50,011,614
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (1,360,685) 41,156,738
Beginning of period ..................................................................................
41,156,738 —
End of period ......................................................................................
$ 39,796,053 $ 41,156,738
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable High Yield Bond Fund
Institutional
Year Ended
09/30/23
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period .......................................................
$ 8.18  $ 9.94  $ 10.00
Net investment income
(b)
...............................................................
0.49  0.37  0.05
Net realized and unrealized gain (loss) ......................................................
0.27  (1.72) (0.05)
Net increase (decrease) from investment operations .............................................. 0.76  (1.35) 0.00
Distributions from net investment income
(c)
.................................................. (0.50) (0.41) (0.06)
Net asset value, end of period ............................................................ $ 8.44  $ 8.18  $ 9.94
Total Return
(d)
— — —
Based on net asset value ................................................................ 9.40% (13.97)% 0.01%
(e)
Ratios to Average Net Assets
(f)
Total expenses .......................................................................
1.56% 1.75% 1.32%
(g)(h)
Total expenses after fees waived and/or reimbursed ..............................................
0.58% 0.57% 0.58%
(g)
Net investment income .................................................................
5.70% 3.96% 2.80%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................ $ 217  $ 83  $ 99
Portfolio turnover rate ................................................................... 37% 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.40%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

BlackRock Sustainable High Yield Bond Fund
Investor A
Year Ended
09/30/23
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period ........................................................
$ 8.18  $ 9.94  $ 10.00
Net investment income
(b)
................................................................
0.46  0.34  0.05
Net realized and unrealized gain (loss) .......................................................
0.28  (1.72) (0.05)
Net increase (decrease) from investment operations ............................................... 0.74  (1.38) 0.00
Distributions from net investment income
(c)
................................................... (0.48) (0.38) (0.06)
Net asset value, end of period ............................................................. $ 8.44  $ 8.18  $ 9.94
Total Return
(d)
— — —
Based on net asset value ................................................................. 9.13% (14.18)% (0.03)%
(e)
Ratios to Average Net Assets
(f)
Total expenses ........................................................................
1.83% 2.00% 1.58%
(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................
0.83% 0.82% 0.83%
(g)
Net investment income ..................................................................
5.39% 3.71% 2.55%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 101  $ 84  $ 99
Portfolio turnover rate .................................................................... 37% 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.65%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable High Yield Bond Fund
Class K
Year Ended
09/30/23
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period .......................................................
$ 8.18  $ 9.94  $ 10.00
Net investment income
(b)
...............................................................
0.48  0.37  0.05
Net realized and unrealized gain (loss) ......................................................
0.28  (1.72) (0.05)
Net increase (decrease) from investment operations .............................................. 0.76  (1.35) 0.00
Distributions from net investment income
(c)
.................................................. (0.50) (0.41) (0.06)
Net asset value, end of period ............................................................ $ 8.44  $ 8.18  $ 9.94
Total Return
(d)
— — —
Based on net asset value ................................................................ 9.44% (13.93)% 0.02%
(e)
Ratios to Average Net Assets
(f)
Total expenses .......................................................................
1.52% 1.46% 0.96%
(g)(h)
Total expenses after fees waived and/or reimbursed ..............................................
0.53% 0.53% 0.53%
(g)
Net investment income .................................................................
5.67% 4.00% 2.85%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................ $ 42,017  $ 40,755  $ 49,509
Portfolio turnover rate ................................................................... 37% 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.04%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.34% and 0.39%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Low Duration
Bond Fund
Institutional
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period .......................................................................
$ 9.25  $ 10.00
Net investment income
(b)
...............................................................................
0 .32  0 .11
Net realized and unrealized loss ..........................................................................
( 0 .01 ) ( 0 .73 )
Net increase (decrease) from investment operations .............................................................. 0.31  (0.62)
Distributions from net investment income
(c)
.................................................................. (0.46) (0.13)
Net asset value, end of period ............................................................................ $ 9.10  $ 9.25
Total Return
(d)
— —
Based on net asset value ................................................................................ 3.40% (6.24)%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .......................................................................................
1.14% 1.31%
(g) (h)
Total expenses after fees waived and/or reimbursed ..............................................................
0.39% 0.37%
(g) (h)
Net investment income .................................................................................
3.49% 1.24%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................ $ 140  $ 93
Portfolio turnover rate
(i)
.................................................................................. 201% 178%
Year Ended
09/30/23
Period from
10/18/21
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..............................................................................
174% 167%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.50% and 0.64%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Low Duration
Bond Fund
Investor A
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period .......................................................................
$ 9.25  $ 10.00
Net investment income
(b)
...............................................................................
0 .30  0 .10
Net realized and unrealized loss ..........................................................................
( 0 .01 ) ( 0 .74 )
Net increase (decrease) from investment operations .............................................................. 0.29  (0.64)
Distributions from net investment income
(c)
.................................................................. (0.44) (0.11)
Net asset value, end of period ............................................................................ $ 9.10  $ 9.25
Total Return
(d)
— —
Based on net asset value ................................................................................ 3.14% (6.46)%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .......................................................................................
2.72% 1.48%
(g) (h)
Total expenses after fees waived and/or reimbursed ..............................................................
0.65% 0.62%
(g) (h)
Net investment income .................................................................................
3.23% 1.08%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................ $ 107  $ 110
Portfolio turnover rate
(i)
.................................................................................. 201% 178%
Year Ended
09/30/23
Period from
10/18/21
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..............................................................................
174% 167%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.07% and 0.35%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Low Duration
Bond Fund
Class K
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period .......................................................................
$ 9.25  $ 10.00
Net investment income
(b)
...............................................................................
0 .32  0 .12
Net realized and unrealized loss ..........................................................................
( 0 .01 ) ( 0 .74 )
Net increase (decrease) from investment operations .............................................................. 0.31  (0.62)
Distributions from net investment income
(c)
.................................................................. (0.46) (0.13)
Net asset value, end of period ............................................................................ $ 9.10  $ 9.25
Total Return
(d)
— —
Based on net asset value ................................................................................ 3.44% (6.20)%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .......................................................................................
1.09% 1.04%
(g) (h)
Total expenses after fees waived and/or reimbursed ..............................................................
0.35% 0.33%
(g) (h)
Net investment income .................................................................................
3.53% 1.28%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................ $ 45,312  $ 46,074
Portfolio turnover rate
(i)
.................................................................................. 201% 178%
Year Ended
09/30/23
Period from
10/18/21
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..............................................................................
174% 167%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.61% and 0.43%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Total Return
Fund
Institutional
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period ......................................................................
$ 8.23  $ 10.00
Net investment income
(b)
..............................................................................
0.30  0.16
Net realized and unrealized loss .........................................................................
(0.18) (1.76)
Net increase (decrease) from investment operations ............................................................. 0.12  (1.60)
Distributions from net investment income
(c)
................................................................. (0.42) (0.17)
Net asset value, end of period ........................................................................... $ 7.93  $ 8.23
Total Return
(d)
— —
Based on net asset value ............................................................................... 1.33% (16.16)%
(e)(f)
Ratios to Average Net Assets
(g)
Total expenses ......................................................................................
1.80% 1.58%
(h)(i)
Total expenses after fees waived and/or reimbursed .............................................................
0.43% 0.40%
(h)(i)
Net investment income ................................................................................
3.64% 1.80%
(h)
Supplemental Data
Net assets, end of period (000) ........................................................................... $ 182  $ 82
Portfolio turnover rate
(j)
................................................................................. 704% 604%
Year Ended
09/30/23
Period from
10/18/21
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..............................................................................
434% 360%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.84% and 0.73%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Total Return
Fund
Investor A
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period ......................................................................
$ 8.23  $ 10.00
Net investment income
(b)
..............................................................................
0.28  0.13
Net realized and unrealized loss .........................................................................
(0.18) (1.76)
Net increase (decrease) from investment operations ............................................................. 0.10  (1.63)
Distributions from net investment income
(c)
................................................................. (0.40) (0.14)
Net asset value, end of period ........................................................................... $ 7.93  $ 8.23
Total Return
(d)
— —
Based on net asset value ............................................................................... 1.06% (16.38)%
(e)(f)
Ratios to Average Net Assets
(g)
Total expenses ......................................................................................
2.05% 1.81%
(h)(i)
Total expenses after fees waived and/or reimbursed .............................................................
0.71% 0.70%
(h)(i)
Net investment income ................................................................................
3.42% 1.53%
(h)
Supplemental Data
Net assets, end of period (000) ........................................................................... $ 128  $ 92
Portfolio turnover rate
(j)
................................................................................. 704% 604%
Year Ended
09/30/23
Period from
10/18/21
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..............................................................................
434% 360%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.33% and 0.39%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Total Return
Fund
Class K
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period ......................................................................
$ 8.23  $ 10.00
Net investment income
(b)
..............................................................................
0.31  0.16
Net realized and unrealized loss .........................................................................
(0.19) (1.76)
Net increase (decrease) from investment operations ............................................................. 0.12  (1.60)
Distributions from net investment income
(c)
................................................................. (0.42) (0.17)
Net asset value, end of period ........................................................................... $ 7.93  $ 8.23
Total Return
(d)
— —
Based on net asset value ............................................................................... 1.37% (16.12)%
(e)(f)
Ratios to Average Net Assets
(g)
Total expenses ......................................................................................
1.68% 1.30%
(h)(i)
Total expenses after fees waived and/or reimbursed .............................................................
0.39% 0.36%
(h)(i)
Net investment income ................................................................................
3.68% 1.84%
(h)
Supplemental Data
Net assets, end of period (000) ........................................................................... $ 39,486  $ 40,982
Portfolio turnover rate
(j)
................................................................................. 704% 604%
Year Ended
09/30/23
Period from
10/18/21
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..............................................................................
434% 360%
See notes to financial statements.

Notes to Financial Statements
2023
BlackRock Annual Report to Shareholders

1. ORGANIZATION
BlackRock Funds V (the “Trust”) and BlackRock Bond Fund, Inc. (the “Corporation”) are each registered under the Investment Company Act of 1940, as amended (the “1940
Act”), as open-end management investment companies. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation.
The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
 Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
The Board of Trustees of BlackRock Funds V and Board of Directors of BlackRock Bond Fund, Inc. are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board, the Directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors . This has
Registrant Name Fund Name Herein Referred To As
Diversification
Classification
BlackRock Funds V ..................... BlackRock Sustainable High Yield Bond Fund Sustainable High Yield Bond Diversified
BlackRock Funds V ..................... BlackRock Sustainable Low Duration Bond Fund Sustainable Low Duration Bond Diversified
BlackRock Bond Fund, Inc. ................ BlackRock Sustainable Total Return Fund Sustainable Total Return Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ..................................... No No None
Investor A Shares .............................................. Yes No
(a)
None

Notes to Financial Statements
(continued)

Notes to Financial Statements
the same economic effect for the Independent  Directors as if the Independent  Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-
Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the
Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)

Notes to Financial Statements
effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of mortgage pass-through securities (the “Mortgage Assets”). Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

Notes to Financial Statements
(continued)

Notes to Financial Statements
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Corporation and the Trust, on behalf of the applicable Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’
investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each
Fund.

Notes to Financial Statements
(continued)

Notes to Financial Statements
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), and with respect to Sustainable
Low Duration Bond and Sustainable Total Return, BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service Fees: The Corporation and the  Trust , on behalf of the applicable Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock
Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service  Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays
BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-
dealer for providing shareholder servicing related services to shareholders.
For the year ended September 30, 2023, the following table shows the class specific service borne directly by each share class of each Fund:
Administration: The Corporation and the Trust, on behalf of the applicable Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended September 30, 2023, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  year  ended September 30, 2023, the Funds  did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended September 30, 2023, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Investment Advisory Fees
Average Daily Net Assets
Sustainable High
Yield Bond
Sustainable Low
Duration Bond
Sustainable Total
Return
First $1 billion ............................................................................. 0.500% 0.310% 0.390%
$1 billion - $3 billion ......................................................................... 0.470 0.290 0.370
$3 billion - $5 billion ......................................................................... 0.450 0.280 0.350
$5 billion - $10 billion ........................................................................ 0.440 0.270 0.340
Greater than $10 billion ....................................................................... 0.430 0.260 0.330
Share Class Service Fees
Investor A .............................................................................................................. 0.25%
Fund Name Investor A
Sustainable High Yield Bond .................................................................................................. $ 224
Sustainable Low Duration Bond ................................................................................................ 274
Sustainable Total Return ..................................................................................................... 288
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 23 $ 19 $ 8,486 $ 8,528
Sustainable Low Duration Bond ................................................................. 18 22 9,152 9,192
Sustainable Total Return ...................................................................... 18 23 8,257 8,298

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

For the year ended September 30, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the
year ended September 30, 2023, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended September 30, 2023, there were no fees waived by the Manager pursuant to this arrangement.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of
Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended September 30, 2023, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
The Funds also had a waiver of administration fees, which are included in Administration fees waived in the Statements of Operations. For the year ended September 30,
2023, the amounts waived were as follows:
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 69 $ 60 $ 195 $ 324
Sustainable Low Duration Bond ................................................................. 29 65 181 275
Sustainable Total Return ...................................................................... 29 77 194 300
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 69 $ 60 $ 195 $ 324
Sustainable Low Duration Bond ................................................................. 29 1,512 181 1,722
Sustainable Total Return ...................................................................... 29 77 194 300
Fund Name Amounts Waived
Sustainable High Yield Bond ............................................................................................. $ 690
Sustainable Low Duration Bond ........................................................................................... 574
Sustainable Total Return ................................................................................................ 2,232
Fund Name Institutional Investor A Class K
Sustainable High Yield Bond .......................................................................... 0.58% 0.83% 0.53%
Sustainable Low Duration Bond ........................................................................ 0.40 0.65 0.35
Sustainable Total Return ............................................................................. 0.44 0.75 0.39
Fund Name
Fees waived
and/or
Reimbursed
by the
Manager
Sustainable High Yield Bond ................................................................................................... $ 391,588
Sustainable Low Duration Bond ................................................................................................. 310,671
Sustainable Total Return ...................................................................................................... 505,848
Fund Name
Administration
fees waived
Sustainable High Yield Bond ................................................................................................... $ 18,120
Sustainable Low Duration Bond ................................................................................................. 19,534
Sustainable Total Return ...................................................................................................... 17,631

Notes to Financial Statements
(continued)

Notes to Financial Statements
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the year ended September 30, 2023, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective July 22, 2028, the repayment arrangement between Sustainable High Yield Bond and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Effective
October 19, 2028, the repayment arrangement between Sustainable Low Duration Bond and Sustainable Total Return and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund's contractual caps on net expenses will be terminated.
As of September 30, 2023, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
Fund Name/Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Sustainable High Yield Bond
Institutional .................................................................................... $ 17 $ 26
Investor A ..................................................................................... 14 27
Class K ...................................................................................... 8,486 195
$ 8,517 $ 248
Sustainable Low Duration Bond
Institutional .................................................................................... 10 —
Investor A ..................................................................................... 16 1,471
Class K ...................................................................................... 9,152 181
$ 9,178 $ 1,652
Sustainable Total Return
Institutional .................................................................................... 12 2
Investor A ..................................................................................... 7 20
Class K ...................................................................................... 8,257 194
$ 8,276 $ 216
Expiring September 30,
Fund Name/Fund Level/Share Class 2024 2025
Sustainable High Yield Bond
Fund Level ...................................................................................... $ 419,665 $ 409,708
Institutional ...................................................................................... 246 43
Investor A ....................................................................................... 246 41
Class K ......................................................................................... 9,456 8,681
Sustainable Low Duration Bond
Fund Level ...................................................................................... 300,554 330,205
Institutional ...................................................................................... 229 10
Investor A ....................................................................................... 221 1,487
Class K ......................................................................................... 9,414 9,333
Sustainable Total Return
Fund Level ...................................................................................... 381,248 523,479
Institutional ...................................................................................... 231 14
Investor A ....................................................................................... 187 2 7
Class K ......................................................................................... 9,014 8,451

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

The following fund level and class specific waivers and/or reimbursements previously recorded by the Fund, which were subject to recoupment by the Manager, expired on
September 30, 2023:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended September 30, 2023, the Funds did not participate in the Interfund Lending Program.
Directors and Officers: Certain directors and/or officers of the Corporation and the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the
Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in  Directors  and Officer in the Statements of Operations.
7. PURCHASES AND SALES
For the year ended September 30, 2023, purchases and sales of investments, including paydowns, mortgage dollar rolls and excluding short-term securities, were as follows:
For the year ended September 30, 2023, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to non-deductible expenses were reclassified to the following accounts:
Sustainable High Yield Bond
Fund Level ............................................................................................................. $ 132,183
Institutional ............................................................................................................. 64
Investor A .............................................................................................................. 64
Class K ............................................................................................................... 1,977
U.S. Government Securities
Other Securities
Fund Name Purchases Sales Purchases Sales
Sustainable High Yield Bond .............................................. $ — $ — $ 16,498,245 $ 15,186,629
Sustainable Low Duration Bond ............................................ 30,513,078 33,253,960 57,482,513 54,203,322
Sustainable Total Return ................................................. 25,830,234 19,946,318 281,798,324 284,589,753
Fund Name Purchases Sales
Sustainable Low Duration Bond ............................................................................ $ 11,614,585 $ 11,613,088
Sustainable Total Return ................................................................................. 117,020,644 116,984,389
Fund Name Paid-In Capital
Accumulated
Earnings (Loss)
Sustainable Low Duration Bond ................................................................. (3,268) 3,268
Sustainable Total Return ...................................................................... (2,876) 2,876
—

Notes to Financial Statements
(continued)

Notes to Financial Statements
The tax character of distributions paid was as follows:
As of September 30, 2023, the tax components of accumulated earnings (loss) were as follows:
As of September 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Corporation and the Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day,
$2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of
Participating Funds. During the year ended September 30, 2023, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Fund Name
Year Ended
09/30/23
Year Ended
09/30/22
Sustainable High Yield Bond
Ordinary income ........................................................................................... $ 2,523,267 $ 2,047,989
Sustainable Low Duration Bond
Ordinary income ........................................................................................... $ 2,312,382 $ 667,733
Sustainable Total Return
Ordinary income ........................................................................................... $ 2,113,322 $ 860,907
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified Late-Year
Ordinary Losses
(c)
Total
Sustainable High Yield Bond ............................... $ 3,919 $ (4,188,151) $ (3,547,109) $ — $ (7,731,341)
Sustainable Low Duration Bond ............................. — (1,735,629) (2,308,705) (390,499) (4,434,833)
Sustainable Total Return .................................. — (5,592,301) (4,392,547) (307,362) (10,292,210)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the accounting for swap agreements and classification of investments.
(c)
The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Sustainable High Yield Bond .......................................... $ 45,989,773 $ 62,854 $ (3,609,963) $ (3,547,109)
Sustainable Low Duration Bond ........................................ 49,869,573 99,427 (2,406,774) (2,307,347)
Sustainable Total Return ............................................ 57,829,114 345,105 (4,737,972) (4,392,867)

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact certain Funds’ performance.

Notes to Financial Statements
(continued)

Notes to Financial Statements
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial products contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Year Ended
09/30/23
Year Ended
09/30/22
Fund Name/Share Class
Shares Amount Shares Amount
Sustainable High Yield Bond
Institutional
Shares sold ..........................................
15,390 $ 132,950 184 $ 1,599
Shares issued in reinvestment of distributions .....................
201 1,720 3 26
15,591 $ 134,670 187 $ 1,625
Investor A
Shares sold ..........................................
1,631 $ 14,027 283 $ 2,587
Shares issued in reinvestment of distributions .....................
30 255 6 51
1,661 $ 14,282 289 $ 2,638
17,252 $ 148,952 476 $ 4,263
d
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Fund Name/Share Class
Shares Amount Shares Amount
Sustainable Low Duration Bond
Institutional
Shares sold ..........................................
5,438 $ 49,487 10,001 $ 100,010
Shares issued in reinvestment of distributions .....................
3 26 — —
Shares redeemed ......................................
— — (1) (10)
5,441 $ 49,513 10,000 $ 100,000
Investor A
Shares sold ..........................................
30 $ 271 21,953 $ 216,401
Shares issued in reinvestment of distributions .....................
91 835 62 594
Shares redeemed ......................................
(212) (1,927) (10,111) (96,014)
(91) $ (821) 11,904 $ 120,981
Class K
Shares sold ..........................................
329 $ 3,000 4,980,008 $ 49,800,077
Shares issued in reinvestment of distributions .....................
7 63 — —
Shares redeemed ......................................
— — (8) (116)
336 $ 3,063 4,980,000 $ 49,799,961
5,686 $ 51,755 5,001,904 $ 50,020,942

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

(a)
Commencement of operations.
As of September 30, 2023, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Fund Name/Share Class
Shares Amount Shares Amount
Sustainable Total Return
Institutional
Shares sold ..........................................
12,913 $ 103,566 10,001 $ 100,010
Shares issued in reinvestment of distributions .....................
8 60 — —
Shares redeemed ......................................
— — (1) (10)
12,921 $ 103,626 10,000 $ 100,000
Investor A
Shares sold ..........................................
5,978 $ 50,290 11,178 $ 111,490
Shares issued in reinvestment of distributions .....................
151 1,251 15 133
Shares redeemed ......................................
(1,118) (9,134) (1) (10)
5,011 $ 42,407 11,192 $ 111,613
Class K
Shares sold ..........................................
— $ — 4,980,001 $ 49,800,011
Shares redeemed ......................................
— — (1) (10)
— $ — 4,980,000 $ 49,800,001
17,932 $ 146,033 5,001,192 $ 50,011,614
Institutional Investor A Class K
Sustainable High Yield Bond .......................................................................... 10,000 10,000 4,980,000
Sustainable Low Duration Bond ........................................................................ 10,000 10,000 4,980,000
Sustainable Total Return ............................................................................. 10,000 10,000 4,980,000

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Sustainable High Yield Bond Fund, BlackRock Sustainable Low Duration Bond Fund, and BlackRock Sustainable Total Return Fund and
the Board of Trustees/Directors of BlackRock Funds V and BlackRock Bond Fund, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Sustainable High Yield Bond Fund and BlackRock Sustainable Low Duration Bond Fund
of BlackRock Funds V, and Blackrock Sustainable Total Return Fund of BlackRock Bond Fund, Inc. (the “Funds”), including the schedules of investments, as of September
30, 2023, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 2023, and the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30,
2023, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
November 20, 2023
We have served as the auditor of one or more BlackRock investment companies since 1992.
Fund Statements of Changes in Net Assets Financial Highlights
BlackRock Sustainable High Yield Bond Fund For each of the two years in the period ended September 30, 2023
For each of the two years in the period
ended September 30, 2023 and for the
period from July 22, 2021 (commencement
of operations) through September 30,
2021
BlackRock Sustainable Low Duration Bond Fund and BlackRock
Sustainable Total Return Fund
For the year ended September 30, 2023 and for the period from October 18, 2021
(commencement of operations) through September 30, 2022

Important Tax Information
(unaudited)
2023
BlackRock Annual Report to Shareholders

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
September 30, 2023:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended September 30, 2023:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended September 30, 2023:
Fund Name Federal Obligation Interest
Sustainable High Yield Bond ........................................................................................... $ 11,993
Sustainable Low Duration Bond ......................................................................................... 450,046
Sustainable Total Return .............................................................................................. 253,856
Fund Name Interest Dividends
Sustainable High Yield Bond ........................................................................................... $ 2,481,676
Sustainable Low Duration Bond ......................................................................................... 1,648,698
Sustainable Total Return .............................................................................................. 1,400,106
Fund Name
Interest-Related
Dividends
Sustainable High Yield Bond ........................................................................................... $ 2,006,091
Sustainable Low Duration Bond ......................................................................................... 1,331,511
Sustainable Total Return .............................................................................................. 1,229,132

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
The Board of Directors/Trustees (the “Board,” the members of which are referred to as “Board Members”), as applicable, of BlackRock Funds V (the “Trust”)
and BlackRock Bond Fund, Inc. (the “Corporation” and together with the Trust, the “Registrants”) met on May 4, 2023 (the “May Meeting”) and June 1-2, 2023 (the “June
Meeting”) to consider the approval to continue the investment advisory agreements (the “Advisory Agreements”) between (1) the Trust, on behalf of BlackRock Sustainable
High Yield Bond Fund (the “Sustainable High Yield Bond Fund”) and BlackRock Sustainable Low Duration Bond Fund (the “Sustainable Low Duration Bond Fund”), and (2)
the Corporation, on behalf of BlackRock Sustainable Total Return Fund (the “Sustainable Total Return Fund” and collectively with Sustainable High Yield Bond Fund and
Sustainable Low Duration Bond Fund, the “Funds” and each, a “Fund,”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”),
with respect to each Fund and (2) BlackRock (Singapore) Limited (“BRS” and together with BIL, the “Sub-Advisors”), with respect to Sustainable Low Duration Bond Fund and Sustainable Total Return Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements
are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Registrants, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b)
fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how
BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
(continued)
2023
BlackRock Annual Report to Shareholders

BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to them on a fund-by-fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to the Funds, as applicable, facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each Fund and its shareholders.
B. The Investment Performance of each Fund and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting.
In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of
December 31, 2022, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-year and since inception periods reported, Sustainable High Yield Bond Fund ranked in the third quartile against its
Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for Sustainable High Yield Bond Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed Sustainable High Yield Bond Fund’s underperformance relative to its Morningstar Category during the applicable periods.
The Board noted that for each of the one-year and since inception periods reported, Sustainable Low Duration Bond Fund ranked in the second quartile against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for Sustainable Low Duration Bond
Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for each of the one-year and since inception periods reported, Sustainable Total Return Fund ranked in the fourth quartile against its
Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for Sustainable Total Return Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed Sustainable Total Return Fund’s underperformance relative to its
Morningstar Category during the applicable periods.

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2022 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that Sustainable High Yield Bond Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to Sustainable High Yield Bond Fund’s Expense Peers. The Board also noted that Sustainable High
Yield Bond Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of Sustainable High Yield Bond Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of Sustainable
High Yield Bond Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on
Sustainable High Yield Bond Fund’s total expenses as a percentage of Sustainable High Yield Bond Fund’s average daily net assets on a class-by-class basis.
The Board noted that Sustainable Low Duration Bond Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to Sustainable Low Duration Bond Fund’s Expense Peers. The Board also noted
that Sustainable Low Duration Bond Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of Sustainable Low
Duration Bond Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of Sustainable Low Duration Bond Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on Sustainable Low Duration Bond Fund’s total expenses as a percentage of Sustainable Low Duration Bond Fund’s average daily net assets on a class-by-class basis.
The Board noted that Sustainable Total Return Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to Sustainable Total Return Fund’s Expense Peers. The Board also noted that Sustainable Total Return
Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of Sustainable Total Return Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of Sustainable Total Return
Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on Sustainable Total
Return Fund’s total expenses as a percentage of Sustainable Total Return Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
(continued)
2023
BlackRock Annual Report to Shareholders

portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending, and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and the Registrants, on behalf of each Fund, as applicable, for a one-year term ending June 30, 2024, and the Sub-Advisory Agreements between (1) the Manager and BIL, with respect to each
Fund, and (2) the Manager and BRS, with respect to Sustainable Low Duration Bond Fund and Sustainable Total Return Fund, for a one-year term ending June 30, 2024.
Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the
Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Director and Officer Information

Director and Officer Information
Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
R. Glenn Hubbard
1958
Chair of the Board (Since
2022) Trustee
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
70 RICs consisting of 104 Portfolios ADP (data and information services) from 2004 to
2020; Metropolitan Life
Insurance Company
(insurance); TotalEnergies
SE (multi-energy)
W. Carl Kester
(d)
1951
Vice Chair of the Board
(Since 2022) Trustee
(Since 2019)
Baker Foundation Professor and George Fisher Baker Jr.
Professor of Business Administration, Emeritus, Harvard
Business School since 2022; George Fisher Baker Jr. Professor of Business Administration, Harvard Business School from
2008 to 2022; Deputy Dean for Academic Affairs from 2006 to
2010; Chairman of the Finance Unit, from 2005 to 2006; Senior
Associate Dean and Chairman of the MBA Program from 1999 to
2005; Member of the faculty of Harvard Business School since
1981.
72 RICs consisting of 106 Portfolios None
Cynthia L. Egan
1955
Trustee
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
70 RICs consisting of 104 Portfolios Unum (insurance); The
Hanover Insurance Group
(Board Chair); Huntsman
Corporation (Lead
Independent Director and
non Executive Vice Chair
of the Board) (chemical
products)
Frank J. Fabozzi
(d)
1948
Trustee
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) from
2011 to 2022; Professor of Practice, Johns Hopkins University
since 2021; Professor in the Practice of Finance, Yale University
School of Management from 1994 to 2011 and currently a
Teaching Fellow in Yale's Executive Programs; Visiting Professor,
Rutgers University for the Spring 2019 semester; Visiting
Professor, New York University for the 2019 academic year;
Adjunct Professor of Finance, Carnegie Mellon University in fall
2020 semester.
72 RICs consisting of 106 Portfolios None
Lorenzo A. Flores
1964
Trustee
(Since 2021)
Vice Chairman, Kioxia, Inc. since 2019; Chief Financial Officer,
Xilinx, Inc. from 2016 to 2019; Corporate Controller, Xilinx, Inc.
from 2008 to 2016.
70 RICs consisting of 104 Portfolios None
Stayce D. Harris
1959
Trustee
(Since 2021)
Lieutenant General, Inspector General of the United States Air
Force from 2017 to 2019; Lieutenant General, Assistant Vice
Chief of Staff and Director, Air Staff, United States Air Force
from 2016 to 2017; Major General, Commander, 22nd Air Force,
AFRC, Dobbins Air Reserve Base, Georgia from 2014 to 2016;
Pilot, United Airlines from 1990 to 2020.
70 RICs consisting of 104 Portfolios KULR Technology Group,
Inc. in 2021; The Boeing
Company (airplane
manufacturer)
J. Phillip Holloman
1955
Trustee
(Since 2021)
President and Chief Operating Officer, Cintas Corporation from
2008 to 2018.
70 RICs consisting of 104 Portfolios PulteGroup, Inc. (home
construction); Rockwell
Automation Inc. (industrial
automation)
Catherine A. Lynch
(d)
1961
Trustee
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
72 RICs consisting of 106 Portfolios PennyMac Mortgage
Investment Trust

Director and Officer Information
(continued)
2023
BlackRock Annual Report to Shareholders

Interested Trustees
(a)(e)
(a)
The address of each Trustee is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72.
The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; and W. Carl Kester, 1995. Certain other Independent Trustees became members of the boards of the closed-end funds in the Fixed-Income
Complex as follows: Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Dr. Kester, Ms. Lynch and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex.
Robert Fairbairn
1965
Trustee
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
98 RICs consisting of 272 Portfolios None
John M. Perlowski
(d)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
100 RICs consisting of 274 Portfolios None

Director and Officer Information
(continued)

Director and Officer Information
Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past 5 Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Aaron Wasserman
1974
Chief Compliance Officer
(Since 2023)
Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the
BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy
Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the iShares Complex from 2014 to 2023.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer of the Trust.
Effective November 9, 2023, Arthur P. Steinmetz was appointed as a Trustee of the Trust.

Additional Information
2023
BlackRock Annual Report to Shareholders

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(a)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Sustainable Low Duration Bond Fund and BlackRock Sustainable Total Return Fund.

Glossary of Terms Used in this Report
2023
BlackRock Annual Report to Shareholders

Currency Abbreviation
CAD Canadian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EAFE Europe, Australasia and Far East
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
RB Revenue Bonds
REIT Real Estate Investment Trust
REPO_CORRA Canadian Overnight Repo Rate
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
SHYB-09/23-AR

Item 2 –
Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

               Frank J. Fabozzi
Lorenzo A. Flores
Catherine A. Lynch

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Sustainable Total Return Fund	$86,700	$74,970	$0	$44	$17,600	$28,900	$407	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,154,000	$2,098,000

1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $2,154,000 and $2,098,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

              Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Sustainable Total Return Fund	$18,007	$28,944

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,154,000	$2,098,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached

<<section 302>>
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
               (b) Section 906 Certifications are attached

<<section 906>>

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Bond Fund, Inc.

By:     _/s/ John M. Perlowski______________
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Bond Fund, Inc.

Date: November 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     _/s/ John M. Perlowski______________
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Bond Fund, Inc.

Date: November 20, 2023

By:     _/s/ Trent Walker___________________
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Bond Fund, Inc.

Date: November 20, 2023